-------------------------------------
                                                       CALIFORNIA
                                                    INVESTMENT TRUST
                                                    ----------------
                                                       FUND GROUP

California Tax-Free Income Fund

California Insured Intermediate Fund               SEMI-ANNUAL REPORT

California Tax-Free Money Market Fund              February 28, 2003



U.S. Government Securities Fund                      (800) 225-8778
                                                    www.citfunds.com
Short-Term U.S. Government Bond Fund
                                                      No-Load Funds
The United States Treasury Trust


                                        This report is intended only for the
S&P 500 Index Fund                      information of shareholders or those who
                                        have received the offering prospectus
S&P MidCap Index Fund                   covering shares of beneficial interest
                                        of California Investment Trust Fund
S&P SmallCap Index Fund                 Group which contains information about
                                        the management fee and other costs.
Equity Income Fund                      Investments in shares of the funds of
                                        California Investment Trust Fund Group
European Growth & Income Fund           are neither insured nor guaranteed by
                                        the U.S. Government, and there is no
Nasdaq-100 Index Fund                   assurance that any Fund which is a Money
                                        Market Fund will be able to maintain a
                                        stable net asset value of $1.00 per
                                        share.

-------------------------------------

------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE                             PORTFOLIO OF INVESTMENTS                            2/28/2003
 MONEY MARKET FUND                                    (UNAUDITED)

     SECURITY DESCRIPTION                                              PAR VALUE       RATE    MATURITY   VALUE (NOTE 1)
------------------------------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES*(75.89%)

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Power Supply Revenue Bonds; Series 2002A                             $  2,000,000     1.050%   03/07/03    $  2,000,000

CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Cottage Hospital Santa Barbara 1985 Series B                            1,600,000     1.000%   03/07/03       1,600,000

CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY
ExxonMobil; Series 2000                                                 1,500,000     1.100%   03/03/03       1,500,000
Shell Oil Company; Series A                                               200,000     1.100%   03/03/03         200,000
Shell Oil Company; Series A                                               500,000     1.100%   03/03/03         500,000
Shell Oil Company; Series B                                             1,000,000     1.100%   03/03/03       1,000,000

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
John Muir/Mt. Diablo Health System                                        400,000     1.080%   03/03/03         400,000
Gemological Institute of America; Special Tax Series 2001               2,400,000     1.050%   03/07/03       2,400,000
Sutter Health Variable Rate Bonds                                       2,100,000     1.100%   03/03/03       2,100,000

CHINO BASIN REGIONAL FINANCING AUTHORITY
Inland Empire Utilities Agency; Series 2002A                            2,000,000     1.000%   03/07/03       2,000,000

HAYWARD, CITY OF
Shorewood Apartments; 1984 Series A                                     3,000,000     1.050%   03/07/03       3,000,000

IRVINE RANCH WATER DISTRICT
Certificates of Participation; 1986 Capital Improvement Projects        1,800,000     1.100%   03/03/03       1,800,000
General Obligation; Consolidated Series 1991                              500,000     1.100%   03/03/03         500,000
Sewer Bonds; 1988 Series A; District 282                                1,500,000     1.100%   03/03/03       1,500,000
Sewer Bonds; Series A                                                     700,000     1.100%   03/03/03         700,000
Special Assessment; Consolidated Series 1985                              850,000     1.100%   03/03/03         850,000

IRVINE, CITY OF
Assessment District 00-18; Series A                                       750,000     1.100%   03/03/03         750,000
Assessment District 94-13                                               1,000,000     1.100%   03/03/03       1,000,000
Assessment District 94-15                                               1,000,000     1.100%   03/03/03       1,000,000

KERN, COUNTY OF
Certificates of Participation; 1986 Series C                            1,700,000     1.050%   03/07/03       1,700,000
Tax revenue Refunding Bonds; 1993 Series A                              3,800,000     1.050%   03/07/03       3,800,000

LOS ANGELES DEPARTMENT OF WATER AND POWER
Power System Revenue Bonds; Series A-3                                  3,500,000     1.050%   03/07/03       3,500,000
Water System Revenue Bonds; 2001 Series B-2                               100,000     1.100%   03/03/03         100,000

LOS ANGELES, COUNTY OF
Pension Obligation Refunding Bonds                                      2,100,000     1.000%   03/07/03       2,100,000

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Refunding Bonds; 1996 Series A                            2,800,000     1.000%   03/07/03       2,800,000

NEWPORT BEACH
Hoag Memorial Hospital Presbyterian, Series 1996 Series A                 100,000     1.150%   03/03/03         100,000

NORTHERN CALIFORNIA POWER AGENCY
Hydroelectric Project No. 1; Revenue Bonds HYDROELECTRIC-NO 1-A         2,200,000     1.000%   03/07/03       2,200,000

ORANGE COUNTY HOUSING AUTHORITY
Revenue Bonds; Village Niguel; Issue AA of 1985                         2,900,000     1.000%   03/07/03       2,900,000

ORANGE COUNTY SANITATION DISTRICT
Certificates of Participation; Series 2000                                900,000     1.100%   03/03/03         900,000
Certificates of Participation; Series 2000-A                              400,000     1.100%   03/03/03         400,000
Refunding Certificates of Participation; Series 1993                    1,400,000     1.100%   03/03/03       1,400,000
Refunding Certificates of Participation; Series 2000-A                    400,000     1.100%   03/03/03         400,000

ORANGE, COUNTY OF
Revenue Bonds; Niguel Summit II; Issue U of 1985                        1,900,000     1.000%   03/07/03       1,900,000

RANCHO MIRAGE JOINT POWERS FINANCING AUTHORITY
Eisenhower Medical Center; Series 2001A                                 1,500,000     1.110%   03/03/03       1,500,000
Eisenhower Medical Center; Series 2001B                                   200,000     1.110%   03/03/03         200,000

RIVERSIDE, CITY OF
First Nationwide Savings Program; 1985 Issue G                          2,600,000     1.050%   03/07/03       2,600,000

RIVERSIDE, COUNTY OF
Community Facilities District 89-5; Special Tax                         3,000,000     1.050%   03/07/03       3,000,000

SAN FRANCISCO CITY & COUNTY FINANCE CORP
Moscone Center Expansion Project; Series 2000-3                         3,000,000     0.950%   03/07/03       3,000,000

SANTA ANA HOUSING AUTHORITY
Harbor Pointe Apartments; 1995 Series A                                 2,720,000     0.950%   03/07/03       2,720,000

                                       1

------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE                             PORTFOLIO OF INVESTMENTS                            2/28/2003
 MONEY MARKET FUND                               (CONTINUED)(UNAUDITED)

     SECURITY DESCRIPTION                                              PAR VALUE       RATE    MATURITY   VALUE (NOTE 1)
------------------------------------------------------------------------------------------------------------------------
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Palo Verde Project; 1996 Series C                                    $  2,000,000     1.000%   03/07/03    $  2,000,000

TUSTIN, CITY OF
Reassessment District No. 95-2, Series A                                2,000,000     1.100%   03/03/03       2,000,000

WESTERN RIVERSIDE COUNTY REGIONAL WASTEWATER AUTHORITY
Variable Rate Revenue Bonds; 1996                                         700,000     1.100%   03/03/03         700,000
                                                                                                           ------------
Total Variable Rate Demand Notes (Cost $66,720,000)                                                          66,720,000
                                                                                                           ------------
TAX AND REVENUE ANTICIPATION NOTES (6.29%)

Los Angeles Unified School District                                     2,500,000     3.250%   07/01/03       2,513,069
Mountain View / Los Altos Union High School District                    3,000,000     3.000%   06/30/03       3,012,805
                                                                                                           ------------
Total Tax and Revenue Anticipation Notes (Cost $5,525,874)                                                    5,525,874
                                                                                                           ------------
COMMERCIAL PAPER (17.63%)

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Carnegie Institution; 1993 Series A and B                               3,000,000     1.000%   04/08/03       3,000,000

EAST BAY MUNICIPAL UTILITY DISTRICT
Water System Series Commercial Paper                                    3,500,000     0.950%   04/07/03       3,500,000

SAN DIEGO COUNTY WATER AUTHORITY
Water Revenue; Certificates of Participation; Series 1991B              2,000,000     1.050%   04/03/03       2,000,000

SAN DIEGO REGIONAL TRANSPORTATION COMMISSION
Sales Tax Revenue Commercial Paper; Series A                            3,500,000     0.950%   03/06/03       3,500,000

THE REGENTS OF THE UNIVERSITY OF CALIFORNIA
Commercial Paper Notes; Series A                                        3,500,000     1.000%   04/01/03       3,500,000
                                                                                                           ------------
Total Commercial Paper (Cost $15,500,000)                                                                    15,500,000
                                                                                                           ------------

               Total Investments (Cost $87,745,874) (a) (99.81%)                                             87,745,874
               Other Net Assets (0.19%)                                                                         166,391
                                                                                                           ------------
                    Net Assets (100.00%)                                                                     87,912,265
                                                                                                           ============

(a)  Aggregate cost for federal income tax purposes is $87,745,874.

*Stated maturity reflects next reset date.

                 See accompanying notes to financial statements

------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE                              PORTFOLIO OF INVESTMENTS                           2/28/2003
    INCOME FUND                                        (UNAUDITED)

     SECURITY DESCRIPTION                                              PAR VALUE       RATE    MATURITY   VALUE (NOTE 1)
------------------------------------------------------------------------------------------------------------------------
LONG-TERM SECURITIES (87.88%)

ANAHEIM PUBLIC FINANCING AUTHORITY
Public Improvement Project; Series C                                 $  2,250,000     6.000%   09/01/12    $  2,683,530

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Water System Revenue Bonds, Central Valley J-1; Prerefunded               625,000     7.000%   12/01/11         805,225
Water System Revenue Bonds, Central Valley J-1; Unrefunded              1,695,000     7.000%   12/01/11       2,147,853
Water System Revenue Bonds, Central Valley J-3; Prerefunded               765,000     7.000%   12/01/11         985,595
Water System Revenue Bonds, Central Valley J-3; Unrefunded              2,070,000     7.000%   12/01/11       2,623,042

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Stanford University Revenue Bonds; Series P                             3,000,000     5.250%   12/01/13       3,447,090
Pomona College Refunding Revenue Bonds; Series 1999                     2,500,000     5.250%   01/01/17       2,712,975

CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
Asian Art Museum of San Francisco, Series 2000                          2,565,000     5.500%   06/01/13       2,899,809

CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY
San Diego Gas & Electric; 1996 Series A                                 3,000,000     5.900%   06/01/14       3,163,890

CALIFORNIA POLYTECHNIC STATE UNIVERSITY
Student Union Revenue Bonds, Series C                                   2,390,000     5.625%   07/01/26       2,622,165

CALIFORNIA STATE PUBLIC WORKS BOARD
CA State Prison--Imperial County; 1991 Series A                         4,000,000     6.500%   09/01/17       4,927,840
University of California Projects; 1993 Series A                        5,000,000     5.500%   06/01/14       5,742,700

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
UniHealth America; Certificates of Participation 1993 Series A          1,005,000     5.500%   10/01/14       1,161,961

                                       2

------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE                              PORTFOLIO OF INVESTMENTS                           2/28/2003
    INCOME FUND                                   (CONTINUED)(UNAUDITED)

     SECURITY DESCRIPTION                                              PAR VALUE       RATE    MATURITY   VALUE (NOTE 1)
------------------------------------------------------------------------------------------------------------------------
CALIFORNIA, STATE OF
General Obligation Bonds                                             $  3,000,000     6.250%   09/01/12    $  3,539,940

CARSON REDEVELOPMENT AGENCY
Redevelopment Project Area No. 1; Series 2001                           1,635,000     5.500%   10/01/15       1,905,691

CASTAIC LAKE WATER AGENCY
Water System Improvement Projects, Series 1994A                         2,090,000     7.250%   08/01/09       2,617,704

CONTRA COSTA WATER DISTRICT
Water Revenue Bonds, Series E                                           2,000,000     6.250%   10/01/12       2,377,900

CUCAMONGA COUNTY WATER DISTRICT
Water Facilities and Refinancing; 2001                                  1,080,000     5.000%   09/01/16       1,162,944

CULVER CITY REDEVELOPMENT FINANCE AUTHORITY
Tax Allocation Refunding Revenue Bonds, 1993                            3,150,000     5.500%   11/01/14       3,623,288

EAST BAY MUNICIPAL UTILITY DISTRICT
Water Revenue Refunding Bonds, Series 2001                              2,000,000     5.250%   06/01/13       2,226,280
Water Revenue Refunding Bonds, Series 2001                              2,000,000     5.250%   06/01/14       2,212,740

FRESNO UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1999 Series C                                 1,665,000     5.800%   02/01/16       1,974,390

FRESNO, CITY OF
Sewer System Revenue Bonds ; 1993 Series A                              3,000,000     5.250%   09/01/19       3,353,310

GOLDEN WEST SCHOOLS FINANCING AUTHORITY
Refunding Revenue Bonds; 1998 Series A                                  1,090,000     6.600%   08/01/16       1,348,068

KERN HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds, 1996 Series A                       2,555,000     6.600%   08/01/16       3,123,436

LA QUINTA REDEVELOPMENT AGENCY
Redevelopment Project Area No.2; Series 1994                            1,015,000     7.300%   09/01/09       1,277,053

LOS ANGELES CONVENTION & EXHIBIT CENTER AUTHORITY
Lease Revenue Bonds, 1993 Series A                                      2,500,000     6.000%   08/15/10       2,965,300

LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Sales Tax Revenue Refunding Bonds; Series 2001-B                        3,000,000     5.250%   07/01/13       3,359,970

LOS ANGELES COUNTY TRANSPORTATION COMMISSION
Sales Tax Revenue Refunding Bonds, 1991 Series B                        3,540,000     6.500%   07/01/10       4,294,905

LOS ANGELES DEPARTMENT OF WATER AND POWER
Power System Revenue Bonds; 2001 Series A, Subseries A-1                3,000,000     5.250%   07/01/13       3,337,800

LOS ANGELES UNIFIED SCHOOL DISTRICT
General Obligation Bonds, 1997 Series A                                 1,625,000     4.900%   07/01/09       1,818,148
General Obligation Bonds, 1997 Series A                                 2,450,000     6.000%   07/01/14       2,949,016

LOS ANGELES, CITY OF
Wastewater System Revenue Bonds; Series 1998-C                          3,000,000     5.375%   06/01/12       3,428,640

M-S-R PUBLIC POWER AGENCY SAN JUAN PROJECT REVENUE
San Juan Project Refunding Revenue Bonds; Series F                      1,500,000     6.125%   07/01/13       1,807,980

NORTHERN CALIFORNIA TRANSMISSION REVENUE
CA-Oregon Transmission Project, 1990 Series A                           1,000,000     7.000%   05/01/13       1,260,280
CA-Oregon Transmission Project; 1993 Series A                           2,500,000     5.300%   05/01/09       2,844,450

OAKLAND JOINT POWERS FINANCING AUTHORITY
Convention Center; Lease Revenue Bonds                                  1,000,000     5.500%   10/01/14       1,161,210

OAKLAND REDEVELOPMENT AGENCY
Central District Redevelopment Project; Series 1992                     4,000,000     5.500%   02/01/14       4,614,880

ORANGE COUNTY LOCAL TRANSPORTATION AUTHORITY
General Obligation Bonds, 1998 Series A                                 1,050,000     5.500%   02/15/11       1,201,904

OXNARD SCHOOL DISTRICT
General Obligation Refunding Bonds; 1997                                1,485,000     5.625%   08/01/14       1,738,757

RIVERSIDE COUNTY TRANSPORTATION COMMISSION
Revenue Bonds; 1993 Series A                                            2,000,000     5.750%   06/01/09       2,327,460

RIVERSIDE, CITY OF
Sewer Refunding Revenue Bonds; Series 1993                              2,000,000     5.000%   08/01/12       2,230,520

SACRAMENTO COUNTY SANITATION DISTRICT
Revenue Bonds; Refunding Series 2001                                    1,800,000     5.500%   12/01/21       2,050,956

SACRAMENTO MUNICIPAL UTILITY DISTRICT
Refunding Revenue Bonds; Series A                                       4,000,000     6.250%   08/15/10       4,807,520

                                       3

------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE                              PORTFOLIO OF INVESTMENTS                           2/28/2003
    INCOME FUND                                   (CONTINUED)(UNAUDITED)

     SECURITY DESCRIPTION                                              PAR VALUE       RATE    MATURITY   VALUE (NOTE 1)
------------------------------------------------------------------------------------------------------------------------
SADDLEBACK VALLEY UNIFIED SCHOOL DISTRICT
Special Tax Revenue Bonds, 1996 Series A                             $  1,575,000     6.000%   09/01/16    $  1,910,491

SAN BERNARDINO, COUNTY OF
Justice Center / Airport Improvements; Series 2002A                     2,890,000     5.000%   07/01/16       3,186,398

SAN DIEGO, COUNTY OF
2001 MTS Tower; Refunding Certificates of Participation                 1,000,000     5.250%   11/01/14       1,109,370

SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT
Sales Tax Revenue Refunding Bonds; Series 1990                          2,950,000     6.750%   07/01/11       3,655,109

SAN JOSE REDEVELOPMENT AGENCY
Merged Area Redevelopment Project; Series 1993                          4,000,000     6.000%   08/01/10       4,741,560

SAN MARINO UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1998 Series B                                 1,440,000     5.250%   07/01/16       1,634,213

SAN MATEO COUNTY TRANSIT DISTRICT
Limited Tax Bonds; 1993 Series A                                        4,000,000     5.250%   06/01/19       4,485,920

SANTA ANA UNIFIED SCHOOL DISTRICT
General Obligation Bonds; Series 2000                                   2,500,000     5.700%   08/01/22       2,737,275

SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Refunding Bonds; 1997 Series A                            2,000,000     6.000%   11/15/12       2,399,500
Lease Revenue Refunding Bonds; 1997 Series A                            1,750,000     5.750%   11/15/13       2,071,825

SANTA CLARA REDEVELOPMENT AGENCY
Bayshore North Project; 1992 Tax Allocation Refunding Bonds             4,000,000     7.000%   07/01/10       4,853,520

SANTA CLARA VALLEY TRANSPORTATION AUTHORITY
Sales Tax Revenue Bonds; 2001 Series A                                  3,355,000     5.250%   06/01/12       3,759,982

SANTA MARGARITA-DANA POINT AUTHORITY
Improvement District; 1994 Series A                                     1,045,000     7.250%   08/01/10       1,322,542

SONOMA, COUNTY OF
Certificates of Participation; 2002 Series A                            1,815,000     5.000%   11/15/12       2,026,375

SOUTH COAST AIR QUALITY MANAGEMENT DISTRICT
Installment Sale Revenue Bonds; Series 1992                             2,400,000     6.000%   08/01/11       2,849,856

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Multiple Project Revenue Bonds; Series 1989                             3,585,000     6.750%   07/01/13       4,445,723

THE REGENTS OF THE UNIVERSITY OF CALIFORNIA
UC San Diego Medical Center; Series 2000                                2,500,000     5.125%   12/01/16       2,677,400

TURLOCK IRRIGATION DISTRICT
Revenue Refunding Bonds; Series A                                       2,000,000     6.250%   01/01/12       2,399,880

WESTLANDS WATER DISTRICT
Revenue Certificates of Participation; Series 2002A                     1,500,000     5.250%   09/01/19       1,632,523
                                                                                                           ------------
Total Long-Term Securities (Cost $148,175,648)                                                              168,765,577
                                                                                                           ------------
VARIABLE RATE DEMAND NOTES (11.43%)

CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY
ExxonMobil; Series 2000                                                 1,800,000     1.100%   03/03/03       1,800,000

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
Citrus Valley Health Partners Inc.                                      2,900,000     1.080%   03/03/03       2,900,000
John Muir/Mt. Diablo Health System                                        800,000     1.080%   03/03/03         800,000

IRVINE RANCH WATER DISTRICT
Certificates of Participation; 1986 Capital Improvement Projects          300,000     1.100%   03/03/03         300,000
Consolidated Refunding Series 1993-A                                      500,000     1.080%   03/03/03         500,000
General Obligation; Consolidated Series 1993                              300,000     1.100%   03/03/03         300,000
Special Assessment; Consolidated Series 1985                            1,500,000     1.100%   03/03/03       1,500,000

IRVINE, CITY OF
Assessment District 93-14                                               1,600,000     1.100%   03/03/03       1,600,000
Assessment District 94-15                                               1,400,000     1.100%   03/03/03       1,400,000

LOS ANGELES DEPARTMENT OF WATER AND POWER
Water System Revenue Bonds; 2001 Series B-2                             1,500,000     1.100%   03/03/03       1,500,000

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds 2000 Authorization, Series B-3                      1,200,000     1.100%   03/03/03       1,200,000
NEWPORT BEACH
Hoag Memorial Hospital Presbyterian, Series 1992                        1,450,000     1.110%   03/03/03       1,450,000

ORANGE COUNTY SANITATION DISTRICT
Certificates of Participation; Series 2000                              2,505,000     1.100%   03/03/03       2,505,000

                                       4

------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE                              PORTFOLIO OF INVESTMENTS                           2/28/2003
    INCOME FUND                                   (CONTINUED)(UNAUDITED)

     SECURITY DESCRIPTION                                              PAR VALUE       RATE    MATURITY   VALUE (NOTE 1)
------------------------------------------------------------------------------------------------------------------------
ORANGE COUNTY SANITATION DISTRICT
Certificates of Participation; Series 2000-A                         $    500,000     1.100%   03/03/03    $    500,000
Certificates of Participation; Series 2000-A                              100,000     1.100%   03/03/03         100,000

RANCHO MIRAGE JOINT POWERS FINANCING AUTHORITY
Eisenhower Medical Center; Series 2001B                                 1,600,000     1.110%   03/03/03       1,600,000

TUSTIN, CITY OF
Reassessment District No. 95-2, Series A                                  800,000     1.100%   03/03/03         800,000

WESTERN RIVERSIDE COUNTY REGIONAL WASTEWATER AUTHORITY
Variable Rate Revenue Bonds; 1996                                       1,200,000     1.100%   03/03/03       1,200,000
                                                                                                           ------------
Total Variable Rate Demand Notes (Cost $21,955,000)                                                          21,955,000
                                                                                                           ------------

               Total Investments (Cost $170,130,648)(a)(99.31%)                                             190,720,577
               Other Net Assets (0.69%)                                                                       1,318,223
                                                                                                           ------------
                    Net Assets (100.00%)                                                                   $192,038,800
                                                                                                           ============

(a)  Aggregate cost for federal income tax purposes is $169,716,570. At February
     28, 2003, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

               Unrealized appreciation                                                                     $ 20,589,929
               Unrealized depreciation                                                                               --
                                                                                                           ------------
               Net unrealized appreciation                                                                 $ 20,589,929
                                                                                                           ============

*Stated maturity reflects next reset date.

                 See accompanying notes to financial statements

------------------------------------------------------------------------------------------------------------------------
CALIFORNIA INSURED                              PORTFOLIO OF INVESTMENTS                             2/28/2003
INTERMEDIATE FUND                                      (UNAUDITED)

     SECURITY DESCRIPTION                                              PAR VALUE       RATE    MATURITY   VALUE (NOTE 1)
------------------------------------------------------------------------------------------------------------------------
LONG-TERM SECURITIES (83.07%)

ANAHEIM CALIF PUB FING AUTH LEASE REV
Convention Center Proj-SER A                                         $    500,000     5.250%   08/01/13    $    563,300

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
University of San Francisco Revenue Bonds; Series 1996                    500,000     5.600%   10/01/10         580,955

CALIFORNIA STATE PUBLIC WORKS BOARD
CA State Prison--Lassen County; 2001 Series A                             400,000     5.250%   06/01/11         449,808
Lease Revenue Refunding Bonds, 2001 Series A                              500,000     5.250%   06/01/12         561,925

CALIFORNIA, STATE OF
General Obligation Bonds                                                  600,000     5.750%   12/01/10         702,192

CAMARILLO PUBLIC FINANCE AUTHORITY
Revenue Refunding Bonds; 1999 Series A                                    500,000     5.000%   12/01/12         558,455

CAMPBELL UNION HIGH SCHOOL DISTRICT
General Obligation Bonds. Series 2000                                     425,000     5.250%   08/01/09         484,300

CASTAIC LAKE WATER AGENCY
Water System Improvement Projects, Series 1994A                           300,000     7.250%   08/01/09         375,747

CENTRAL VALLEY SCHOOL DISTRICTS FINANCING AUTHORITY
General Obligation Refi. Bonds, Series A                                  400,000     6.150%   02/01/09         470,700

CHAFFEY CALIF UNIFIED HIGH SCHOOL DISTRICT
Series C                                                                  725,000     5.000%   05/01/12         806,671

CHICO UNIFIED SCHOOL DISTRICT
General Obligation Refunding Bonds                                        400,000     8.500%   08/01/07         507,724

CONTRA COSTA WATER DISTRICT
Water Revenue Refunding Bonds, Series K                                   400,000     5.000%   10/01/09         451,544

DESERT SANDS UNIFIED SCHOOL DISTRICT
Certificates of Participation, Series 1995                                500,000     5.300%   03/01/07         545,370

EASTERN MUNICIPAL WATER DISTRICT
Certificates of Participation; Series A                                   550,000     5.250%   07/01/12         616,127

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds 2002                                   500,000     5.500%   08/01/12         577,510

                                       5

------------------------------------------------------------------------------------------------------------------------
CALIFORNIA INSURED                              PORTFOLIO OF INVESTMENTS                             2/28/2003
INTERMEDIATE FUND                                (CONTINUED)(UNAUDITED)

     SECURITY DESCRIPTION                                              PAR VALUE       RATE    MATURITY   VALUE (NOTE 1)
------------------------------------------------------------------------------------------------------------------------
IMPERIAL IRRIGATION DISTRICT
Certificates of Participation; 1997 Capital Projects                 $    600,000     5.200%   11/01/09    $    684,312

INTERMODAL CONTAINER TRANSFER FACILITIES JOINT POWERS AUTHORITY
Refunding Revenue Bonds; 1999 Series A                                    490,000     5.125%   11/01/13         553,029

LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Sales Tax Revenue Bonds, Series A                                         500,000     5.500%   07/01/08         575,905

LOS ANGELES DEPARTMENT OF WATER AND POWER
Power Project Revenue Bond; 2001 Series A                                 500,000     5.250%   07/01/14         552,895

LOS ANGELES UNIFIED SCHOOL DISTRICT
General Obligation Bonds, 1997 Series A                                   400,000     6.000%   07/01/07         465,664

LOS ANGELES, CITY OF
Sanitation Equipment Charge Revenue Bonds; Series 2001-A                  500,000     5.000%   02/01/08         560,040

LOS ANGELES, COUNTY OF
Pension Obligation Certificates; Series A                                 400,000     6.900%   06/30/08         488,108

NORTH ORANGE COUNTY COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2002 Series A                                   500,000     5.000%   08/01/12         557,630

NORWALK COMMUNITY FACILITIES FINANCING AUTHORITY
City Hall Lease Revenue Refunding Bonds; 1999                             200,000     5.000%   02/01/09         223,482

OAK PARK UNIFIED SCHOOL DISTRICT
General Obligation, Refunding Bonds                                       600,000     5.150%   05/01/07         681,330

OAKLAND JOINT POWERSFINANCING AUTHORITY
Convention Centers; Series 2001                                           500,000     5.500%   10/01/12         578,660

ORANGE COUNTY LOCAL TRANSPORTATION AUTHORITY
Measure M Sales Tax Revenue Bonds; Series 1998 A                          500,000     5.500%   02/15/07         567,490

PASADENA UNIFIED SCHOOL DISTRICT
General Obligation Series B                                               400,000     5.000%   07/01/07         450,008

PITTSBURG REDEVELOPMENT AGENCY
Los Medanos Community Development Project; Series 2002A                   500,000     5.000%   08/01/11         557,390

PORT OF OAKLAND
Revenue Bonds; 2002 Series M                                              500,000     5.000%   11/01/12         558,905

RANCHO MIRAGE JOINT POWERS FINANCING AUTHORITY
Eisenhower Medical Center; Series 1997A                                   385,000     5.250%   07/01/12         425,344

SACRAMENTO REDEVELOPMENT AGENCY
Downtown Sacramento Project, Series 1998C                                 500,000     4.750%   11/01/08         560,735

SAN DIEGO PUBLIC FACILITIES FINANCING AUTHORITY
Sewer Revenue Refunding Bonds, Series A                                   500,000     5.100%   05/15/10         553,610

SAN FRANCISCO AIRPORT COMMISSION
SF Intl. Airport Revenue, Second Series B                                 450,000     5.500%   05/01/09         509,009

SAN FRANCISCO STATE BUILDING AUTHORITY
Civic Center Complex; 1996 Series A                                       400,000     6.000%   12/01/09         474,020

SAN JOSE FINANCING AUTHORITY
Lease Revenue Bonds Series 2001F                                          480,000     4.500%   09/01/09         527,045

SAN MATEO COUNTY JOINT POWERS FINANCING AUTHORITY
Lease Revenue Bonds; Series A                                             510,000     4.000%   07/15/10         538,820

SAN MATEO COUNTY TRANSIT DISTRICT
Limited Tax Bonds; 1993 Series A                                          300,000     5.000%   06/01/11         334,065

SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Bonds, 2000 Series A                                        400,000     5.500%   05/15/10         460,188

SANTA ROSA HIGH SCHOOL DISTRICT
General Obligation Bonds, Series 2001                                     390,000     4.625%   05/01/08         431,921

SARATOGA UNION SCHOOL DISTRICT
1997 General Obligation Series A                                          600,000     4.900%   09/01/09         690,984

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Southern Transmission Project; 2002 Series B                              500,000     5.000%   07/01/12         557,190
San Juan Power Project; 2002 Refunding Series A                           500,000     5.500%   01/01/13         575,880

THE REGENTS OF THE UNIVERSITY OF CALIFORNIA
Hospital Revenue Bonds, Series 2000                                       500,000     4.375%   12/01/09         544,050
Multiple Purpose Projects; Series O                                       500,000     5.750%   09/01/10         585,954
                                                                                                           ------------
Total Long-Term Securities (Cost $22,834,455)                                                                24,075,991
                                                                                                           ------------

                                       6

------------------------------------------------------------------------------------------------------------------------
CALIFORNIA INSURED                              PORTFOLIO OF INVESTMENTS                             2/28/2003
INTERMEDIATE FUND                                (CONTINUED)(UNAUDITED)

     SECURITY DESCRIPTION                                              PAR VALUE       RATE    MATURITY   VALUE (NOTE 1)
------------------------------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (15.87%)

ORANGE COUNTY SANITATION DISTRICT
Certificates of Participation; Series 2000-A                         $    100,000     1.100%   03/03/03    $    100,000

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
John Muir/Mt. Diablo Health System                                        900,000     1.080%   03/03/03         900,000

IRVINE RANCH WATER DISTRICT
General Obligation; Consolidated Series 1993                              100,000     1.100%   03/03/03         100,000
Revenue Bonds; Consolidated Series 1985                                   100,000     1.100%   03/03/03         100,000
Sewer Bonds; Series A                                                   1,100,000     1.100%   03/03/03       1,100,000

LOS ANGELES DEPARTMENT OF WATER AND POWER
Water System Revenue Bonds; 2001 Series B-2                             1,200,000     1.100%   03/03/03       1,200,000

WESTERN RIVERSIDE COUNTY REGIONAL WASTEWATER AUTHORITY
Variable Rate Revenue Bonds; 1996                                       1,100,000     1.100%   03/03/03       1,100,000
                                                                                                           ------------
Total Variable Rate Demand Notes (Cost $4,600,000)                                                            4,600,000
                                                                                                           ------------

               Total Investments (Cost $27,434,455)(a)(98.94%)                                               28,675,991
               Other Net Assets (1.06%)                                                                         308,124
                                                                                                           ------------
                    Net Assets (100.00%)                                                                   $ 28,984,115
                                                                                                           ============

(a)  Aggregate cost for federal income tax purposes is $27,431,707.  At February
     28, 2003, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

               Unrealized appreciation                                                                     $  1,327,486
               Unrealized depreciation                                                                          (85,950)
                                                                                                           ------------
               Net unrealized appreciation                                                                 $  1,241,536
                                                                                                           ============

*Stated maturity reflects next reset date.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
   SHORT-TERM U.S.         PORTFOLIO OF INVESTMENTS                 2/28/2003
GOVERNMENT BOND FUND              (UNAUDITED)

        PAR VALUE             RATE             MATURITY           VALUE (NOTE 1)
--------------------------------------------------------------------------------
United States Treasury Bills (18.48%)
          100,000         1.105-1.655%        03/20/2003           $     99,939
        1,500,000         1.105-1.665%        04/10/2003              1,498,012
          400,000         1.115-1.275%        05/15/2003                399,044
                                                                   ------------
     Total United States Treasury Bills (Cost $1,996,997)             1,996,995
                                                                   ------------

United States Treasury Bond (11.61%)
        1,200,000         11.125%             08/15/2003              1,253,860
                                                                   ------------
     Total United States Treasury Bond (Cost $1,235,753)              1,253,860
                                                                   ------------

United States Treasury Note (69.25%)
        1,700,000         4.250%              03/31/2003              1,703,985
        1,600,000         5.250%              08/15/2003              1,629,501
        1,000,000         4.250%              11/15/2003              1,021,250
        1,000,000         4.750%              02/15/2004              1,033,594
        1,000,000         3.625%              03/31/2004              1,025,430
        1,000,000         6.000%              08/15/2004              1,067,500
                                                                   ------------

     Total United States Treasury Note (Cost $7,430,683)              7,481,260
                                                                   ------------
     Total Investments (Cost $10,663,432)(a)(99.34%)                 10,732,115
     Other Net Assets (0.66%)                                            71,577
                                                                   ------------
          Net Assets (100.00%)                                     $ 10,803,692
                                                                   ============

(a) Aggregate cost for federal income tax purposes is $10,663,432. At February 28, 2003, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

         Unrealized appreciation                                   $     68,795
         Unrealized depreciation                                           (112)
                                                                   ------------
              Net unrealized appreciation                          $     68,683
                                                                   ============

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
U.S. GOVERNMENT             PORTFOLIO OF INVESTMENTS                 2/28/2003
SECURITIES FUND                   (UNAUDITED)

        PAR VALUE             RATE             MATURITY           VALUE (NOTE 1)
--------------------------------------------------------------------------------
Government National Mortgage Association (36.09%)
     $    465,073         6.000%                04/15/14           $    493,488
          642,626         6.000%                04/15/14                681,889
          355,727         7.000%                08/15/14                383,198
          670,186         7.000%                08/15/14                721,942
          781,572         7.500%                03/15/16                843,707
          754,452         6.000%                04/15/16                799,167
        1,072,301         6.500%                04/15/16              1,147,044
          653,252         7.500%                04/15/16                705,186
          725,885         6.000%                05/15/16                768,907
          513,417         6.500%                08/15/16                549,204
          620,777         6.500%                08/15/16                664,047
        1,029,898         7.000%                08/15/16              1,109,002
           16,620        10.000%                09/15/18                 19,076
           34,345         9.000%                10/15/18                 38,425
          811,050         7.500%                06/15/31                868,087
        1,104,049         7.500%                09/15/31              1,181,690
          856,600         7.500%                10/15/31                916,839
                                                                   ------------
     Total Government National Mortgage Association
     (Cost $11,389,139)                                              11,890,898
                                                                   ------------

United States Treasury Bills (21.84%)
        6,000,000         1.095-1.665%          03/06/03              5,999,045
          200,000         1.095-1.655%          03/13/03                199,919
          700,000         1.105-1.655%          03/20/03                699,577
          300,000         1.105-1.665%          04/10/03                299,623
                                                                   ------------
     Total United States Treasury Bills (Cost $7,198,164)             7,198,164
                                                                   ------------

United States Treasury Bond (41.68%)
        1,500,000         4.375%                08/15/12              1,584,786
        3,000,000         7.250%                05/15/16              3,907,266
        1,500,000         8.000%                11/15/21              2,130,000
        2,000,000         7.625%                11/15/22              2,756,718
        2,800,000         6.250%                08/15/23              3,355,296
                                                                   ------------
     Total United States Treasury Bond (Cost $12,672,841)            13,734,066
                                                                   ------------
     Total Investments (Cost $31,260,146)(a)(99.61%)                 32,823,128
     Other Net Assets (0.39%)                                           129,283
                                                                   ------------
          Net Assets (100.00%)                                     $ 32,952,411
                                                                   ============

(a) Aggregate cost for federal income tax purposes is $31,260,146. At February 28, 2003, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

     Unrealized appreciation                                       $  1,562,982
     Unrealized depreciation                                                 --
                                                                   ------------
          Net unrealized appreciation                              $  1,562,982
                                                                   ============

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
THE UNITED STATES           PORTFOLIO OF INVESTMENTS                 2/28/2003
 TREASURY TRUST                   (UNAUDITED)

        PAR VALUE             RATE             MATURITY           VALUE (NOTE 1)
--------------------------------------------------------------------------------
United States Treasury Bill (100.00%)
     $  1,300,000         1.095-1.665%          03/06/03           $  1,299,785
        7,400,000         1.095-1.655%          03/13/03              7,397,015
          300,000         1.105-1.655%          03/20/03                299,821
        8,100,000         1.105-1.665%          04/10/03              8,089,334
        4,100,000         1.125-1.665%          04/24/03              4,092,874
        2,900,000         1.125-1.425%          05/01/03              2,894,388
        6,000,000         1.125-1.385%          05/08/03              5,987,023
        4,500,000         1.115-1.275%          05/15/03              4,489,266
        6,300,000         1.125-1.275%          05/22/03              6,283,423
        4,800,000         1.125-1.275%          06/05/03              4,785,472
        4,900,000         1.135-1.245%          06/19/03              4,882,782
                                                                   ------------
     Total Investments (Cost $50,501,183)(a)(100.00%)                50,501,183
     Other Net Assets (0.00%)                                             1,562
                                                                   ------------
          Net Assets (100.00%)                                     $ 50,502,745
                                                                   ============

(a)  Aggregate cost for federal income tax purposes is $50,501,183.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
S&P 500 INDEX FUND          PORTFOLIO OF INVESTMENTS                 2/28/2003
                                  (UNAUDITED)
COMPANY                                                  SHARES   VALUE (NOTE 1)
--------------------------------------------------------------------------------
Common Stock (97.52%)
Banking & Financial Service (19.55%)
ACE Ltd.                                                  2,873    $     79,611
Aetna Inc.                                                1,676          70,593
Aflac Inc.                                                5,077         158,656
Allstate Corp.                                            7,167         226,692
AMBAC Financial Group                                     1,155          56,422
American Express Company                                 13,117         440,469
American International Group                             26,003       1,281,688
Amsouth Bancorporation                                    3,095          63,757
AON Corp.                                                 3,164          61,540
Bank of America Corp.                                    14,931       1,033,822
Bank of New York Co Inc.                                  7,326         166,886
Bank One Corp.                                           11,587         417,480
BB&T Corporation                                          4,730         155,286
Bear Stearns Companies Inc.                               1,084          67,902
Capital One Financial Corp.                               2,464          76,310
Charter One Financial Inc.                                2,565          74,154
Chubb Corp.                                               1,862          89,041
Cigna Corp.                                               1,533          65,873
Cincinnati Financial Corp.                                1,866          66,131
Citigroup Inc.                                           50,468       1,682,603
Comerica Inc.                                             1,912          78,354
Countrywide Credit Ind Inc.                               1,184          63,214
Equity Office Properties Trust                            4,590         112,593
Equity Residential Properties Trust                       2,884          70,024
Fannie Mae                                                9,765         625,937
Fifth Third Bancorp                                       5,219         277,181
First Tennesse Ntl., Corp.                                1,382          52,779
Fleet Boston Financial Corp.                             10,401         255,449
Franklin Resources Inc.                                   2,829          92,423
Freddie Mac                                               6,824         372,932
Golden West Financial Corp.                               1,679         121,560
Goldman Sachs Group Inc.                                  4,732         328,637
Hartford Financial Services                               2,700          97,551
Household International Inc.                              4,975         138,952
Huntington Bancshares                                     1,696          32,563
Jefferson-Pilot Corp.                                     1,754          66,126
John Hancock Financial Svcs                               3,220          90,482
JP Morgan Chase & Co.                                    20,096         455,777
Keycorp                                                   4,642         110,155
Lehman Brothers Holdings Inc.                             2,342         129,677
Lincoln National Corp.                                    1,799          50,966
Marsh & McLennan Cos                                      5,212         212,128
Marshall and Isley Corp.                                  2,304          61,217
MBIA Inc.                                                 1,761          67,147
MBNA Corp.                                               13,057         180,839
Mellon Financial Corp.                                    4,816         108,408
Merrill Lynch & Co.                                       8,558         291,657
Metlife Inc.                                              6,760         176,909
MGIC Investment Corp.                                     1,156          45,616
Morgan Stanley Dean Witter & Company                     10,930         402,771
National City Corp.                                       6,628         183,065
North Fork Bancorp                                        1,791          57,742
Northern Trust Corp.                                      2,372          75,951
Pinnacle West Capital Corp.                               1,114          34,022
PNC Financial Services Group                              3,091         138,879
Principal Financial Group                                 3,797         104,683
Progressive Corp-Ohio                                     2,404         125,032
Providian Financial Corp.*                                4,116          25,108
Prudential Financial Inc.                                 5,729         172,042
Regions Financial Corp.                                   2,494          80,756
Safeco Corp.                                              1,410          46,361
Schwab (Charles) Corp.                                   14,907         117,765
SLM Corp                                                  1,561         170,071
SouthTrust Corp.                                            838          22,618
St. Paul Companies                                        2,563          79,094
Starwood Hotels & Resorts Worldwide Inc.                  1,936          43,773
State Street Corp.                                        1,424          52,474
Suntrust Banks Inc.                                       3,094         174,038
Synovus Financial Corp.                                   3,382          65,104
T Rowe Price Group Inc.                                   1,659          42,669
Torchmark Corp.                                           1,148    $     41,684
Travelers Property Casualty Corp.                         6,057          96,306
U.S. Bancorp                                             18,998         397,438
Union Planters Corp.                                      2,193          60,351
UnumProvident Corp.                                       1,922          24,986
Wachovia Corp.                                           13,665         484,834
Washington Mutual Inc.                                    9,707         335,183
Wells Fargo & Company                                    16,711         757,844
XL Capital Ltd.                                           1,518         107,687
Zions Bancorporation                                      1,200          51,312
                                                                   ------------
Total Banking & Financial Service                                    15,673,812
                                                                   ------------

Capital Good (5.56%)
3M Co.                                                    3,812         477,910
Allied Waste Industries Inc.*                               491           4,051
Caterpillar Inc.                                          3,738         175,686
Cooper Industries Ltd.                                    1,003          37,964
Cummins Engine                                              482          11,554
Danaher Corp.                                             1,630         105,983
Deere & Co.                                               2,593         107,298
Dover Corp.                                               2,243          57,241
Emerson Electric Co.                                      4,153         195,482
Fluor Corp.                                                 907          25,605
General Electric Company                                 99,329       2,388,862
Grainger (W.W.) Inc.                                      1,003          46,168
Illinois Tool Works                                       3,017         179,723
Ingersoll-Rand Co.                                        1,790          70,616
Johnson Controls Inc.                                       906          70,632
Molex Inc.                                                2,073          46,166
Pall Corporation                                          1,325          21,386
Parker Hannifin Corp.                                     1,273          51,315
Power-One Inc.*                                           1,000           4,920
Teradyne Inc.*                                            2,473          28,662
Thermo Electron Corp.*                                      740          13,024
Tyco International Ltd.                                  20,300         300,440
Vulcan Materials Co.                                      1,192          37,786
                                                                   ------------
Total Capital Good                                                    4,458,474
                                                                   ------------

Consumer Cyclical (7.47%)
American Greetings*                                         815          10,693
Autozone Inc.*                                              346          22,767
Bed Bath & Beyond Inc.*                                   2,882          95,221
Best Buy Co. Inc.*                                        3,317          96,425
Big Lots Inc*                                               312           3,448
Black & Decker Corporation                                  886          32,516
Circuit City Stores-Circuit                               2,205           9,746
Cooper Tire & Rubber                                        907          12,707
Costco Wholesale Corp.*                                   4,957         151,288
Dana Corp.                                                1,710          14,638
Delphi Automotive Systems                                 5,987          46,280
Dillards Inc.                                             1,198          16,712
Dollar General Corp.                                      3,773          39,201
Eaton Corp.                                                 750          53,213
Family Dollar Stores                                      1,908          53,844
Federated Department Stores*                              2,316          59,058
Ford Motor Company                                       17,954         149,377
Gap Inc.                                                  9,475         123,554
General Motors Corp.                                      5,501         185,769
Genuine Parts Co.                                         2,055          59,184
Goodrich (B.F.) Co.                                       1,421          21,841
Goodyear Tire & Rubber Co.                                1,878           7,512
Hasbro Inc.                                               2,183          26,436
Home Depot Inc.                                          23,266         545,588
ITT Industries Inc.                                         997          56,061
Kohls Corp.*                                              3,278         160,294
Limited Inc.                                              5,944          70,615
Liz Claiborne Inc.                                        1,176          33,163
Lowe's Companies                                          7,786         305,990
Marriott International Inc.                               2,604          78,693
Masco Corp.                                               5,365          98,609
Mattel Inc.                                               4,007          85,429
May Department Stores Co.                                 3,114          61,097

--------------------------------------------------------------------------------
S&P 500 INDEX FUND          PORTFOLIO OF INVESTMENTS                 2/28/2003
                              CONTINUED (UNAUDITED)
COMPANY                                                  SHARES   VALUE (NOTE 1)
--------------------------------------------------------------------------------
Maytag Corp.                                              1,065    $     25,667
Newell Rubbermaid Inc.                                    2,876          81,103
Nike Inc.                                                 2,928         135,771
Nordstrom Inc.                                            1,760          29,938
Paccar Inc.                                               1,273          61,129
Penney (J.C.) Co.                                         3,183          63,183
RadioShack Corporation                                    1,813          35,607
Reebok International Ltd.*                                  657          20,531
Sears, Roebuck And Co.                                    3,432          74,749
Snap-On Inc.                                                689          17,218
Stanley Works                                               960          24,778
Target Corporation                                        8,945         256,274
Tiffany & Co.                                             1,860          44,584
TJX Companies Inc.                                        5,853          94,058
Toys R US Inc.*                                           2,252          18,196
V.F. Corporation                                          1,419          48,033
Visteon Corp.                                             2,259          14,345
Wal-Mart Stores Inc.                                     43,994       2,114,352
Whirlpool Corp.                                             825          40,640
                                                                   ------------
Total Consumer Cyclical                                               5,987,125
                                                                   ------------

Consumer Non-Durable (27.06%)
Abbott Laboratories                                      15,168         540,284
Alberto-Culver Co.                                          636          31,616
Albertson's Inc.                                          3,672          69,144
Allergan Inc.                                             1,473          94,567
Altria Group Inc.                                        20,616         796,808
AmerisourceBergen Corp.                                   1,143          62,865
Anheuser-Busch Companies Inc.                             7,143         332,150
Archer-Daniels-Midland Co.                                7,123          77,641
Autodesk Inc.                                             1,124          16,287
Avery Dennison Corp.                                      1,191          68,363
Avon Products                                             2,268         117,936
Bard (C.R.) Inc.                                            642          37,942
Bausch & Lomb Inc.                                          648          19,958
Baxter International Inc.                                 5,940         168,637
Becton Dickinson & Co.                                    2,828          97,283
Biomet Inc.                                               2,906          87,848
Boston Scientific Corp.*                                  3,997         176,547
Bristol-Myers Squibb Co.                                 18,360         427,788
Brown-Forman Corp.                                          769          53,484
Brunswick Corp.                                           1,043          19,713
Campbell Soup Company                                     4,463          92,563
Cardinal Health Inc.                                      4,366         250,128
Carnival Corp.                                            5,710         131,159
Cintas Group                                              1,853          62,205
Clear Channel Communications*                             6,129         223,770
Clorox Company                                            2,518         106,537
Coca-Cola Co.                                            23,850         959,247
Coca-Cola Enterprises                                     4,851          97,893
Colgate-Palmolive Company                                 5,222         262,719
Comcast Corp.*                                           22,994         671,885
Computer Associates International Inc.                    6,322          84,399
Computer Sciences Corp.*                                  1,723          53,861
Conagra Inc.                                              5,861         135,213
Concord EFS Inc.*                                         4,990          55,389
Coors (Adolph)                                              388          18,663
CVS Corp.                                                 4,259         106,049
Darden Restaurants Inc.                                   1,782          31,737
Deluxe Corp.                                                682          27,485
Disney (Walt) Co                                         20,250         345,465
Donnelley (R.R.) & Sons Co.                               1,658          30,275
Dow Jones & Co. Inc.                                      1,030          36,956
Eli Lilly & Co.                                          10,944         618,993
Forest Labs CL A*                                         3,560         177,288
Fortune Brands Inc.                                       1,638          71,810
Gannett Co. Inc.                                          2,613         188,580
General Mills Inc.                                        3,595         154,118
Gillette Company                                         10,172         307,093
Guidant Corp.*                                            1,790          64,010
Harrah's Entertainment Inc.*                              1,220          40,065
HCA - The Healthcare Company                              5,062    $    208,757
Health Mgmt. Assoc. Cl.A                                  2,507          44,925
Healthsouth Corp.*                                        5,113          18,305
Heinz (H.J.) Co.                                          3,823         117,366
Hershey Foods Corp.                                       1,319          85,221
Hilton Hotels Corp.                                       3,362          36,948
Humana Inc.*                                              1,779          17,434
IMS Health Inc.                                           3,128          46,920
International Flavors & Fragrances                        1,166          36,566
Interpublic Group Cos. Inc.                               4,018          38,774
Johnson & Johnson                                        29,002       1,521,155
Jones Apparel Group*                                      1,602          45,433
Kellogg Co.                                               3,931         116,240
Knight Ridder Inc.                                        1,015          64,767
Kroger Co.*                                               7,448          98,463
Loews Corp.                                               2,055          89,824
Manor Care Inc.*                                          1,154          21,153
McDonald's Corp.                                         12,286         167,212
McGraw-Hill Companies Inc.                                2,115         118,948
Mckesson HBOC Inc.                                        3,121          83,143
Medimmune, Inc.*                                          2,310          69,323
Medtronic Inc.                                           11,913         532,511
Merck & Co., Inc.                                        22,122       1,166,936
Meredith Corp.                                              552          21,594
New York Times Co.                                        1,654          76,845
Office Depot Inc.*                                        3,972          46,631
Omnicom Group                                             1,816          96,212
Paychex Inc.                                              3,957         103,753
Pepsi Bottling Group Inc.                                 3,084          71,703
Pepsico Inc.                                             17,323         663,817
Pfizer Inc.                                              61,003       1,819,109
Pharmacia Corporation                                    12,679         523,896
Procter & Gamble Co.                                     12,478       1,021,449
Quest Diagnostics, Inc.*                                  1,011          53,340
Qwest Communications International*                      17,348          62,106
RJ Reynolds Tobacco Hldgs                                 1,064          42,464
Sabre Holdings Corp.*                                     1,810          29,974
Safeway Inc.*                                             4,733          94,139
Sara Lee Corp.                                            7,568         149,846
Schering-Plough Corporation                              14,425         259,939
Simon Property Group Inc.                                 1,811          62,733
St. Jude Medical Inc.*                                    1,919          87,660
Staples Inc.*                                             5,056          87,519
Starbucks Corp.*                                          4,235          99,311
Stryker Corp.                                             2,143         139,724
Sungard D.S., Inc.*                                       3,077          60,555
Supervalu Inc.                                            1,939          26,991
Sysco Corp.                                               6,498         176,226
Tenet Healthcare Corporation*                             3,436          62,432
Tribune Co.                                               1,440          64,584
Tupperware Corp.                                            698           8,704
UnitedHealth Group Incorporated                           2,957         245,135
Univision Communications, Inc.*                           2,180          53,999
UST Inc.                                                  2,003          57,746
Viacom Inc.*                                             17,652         655,419
Walgreen Co.                                              9,764         274,759
Watson Pharmaceutical Inc.*                               1,394          43,116
Wellpoint Health Networks*                                1,428          97,118
Wendy's International Inc.                                1,441          36,501
Winn-Dixie Stores Inc.                                    1,670          20,374
Wrigley (WM.) JR Co.                                      2,459         131,876
Wyeth                                                    12,681         447,005
Yum! Brands Inc.*                                         3,202          76,240
Zimmer Holdings Inc.*                                     2,187          97,081
                                                                   ------------
Total Consumer Non-Durable                                           21,698,365
                                                                   ------------

Energy (6.14%)
AES Corp.*                                                7,142          23,711
Amerada Hess Corp.                                        1,072          47,736
Anadarko Petroleum Corp.                                  2,369         109,164
Apache Corp.                                              1,591         103,860

--------------------------------------------------------------------------------
S&P 500 INDEX FUND          PORTFOLIO OF INVESTMENTS                 2/28/2003
                              CONTINUED (UNAUDITED)
COMPANY                                                  SHARES   VALUE (NOTE 1)
--------------------------------------------------------------------------------
Ashland Inc                                                 823    $     22,888
Baker Hughes Inc.                                         3,644         113,037
BJ Services*                                              1,527          52,483
Burlington Resources Inc.                                 2,067          95,805
ChevronTexaco Corp.                                      10,468         671,732
ConocoPhillips                                            6,645         336,902
Devon Energy Corporation                                  1,790          86,278
Dynegy, Inc.                                              3,790           7,391
EL Paso Corp.                                             6,523          31,702
EOG Resources Inc.                                        1,122          46,339
Exxon Mobil Corp.                                        66,784       2,271,992
Halliburton Co.                                           4,752          96,276
Kerr-McGee Corp.                                            960          39,590
Kinder Morgan, Inc.                                       1,319          60,054
Marathon Oil Corp.                                        3,704          85,525
McDermott International Inc.*                               640           2,752
Nabors Industries Ltd.*                                   1,417          56,184
Occidental Petroleum Corp.                                4,101         122,620
Rowan Companies Inc.                                        884          17,353
Schlumberger Ltd.                                         5,684         236,511
Sunoco Inc.                                               1,101          38,964
Transocean Sedco Forex Inc.                               3,421          77,657
Unocal Corp.                                              2,758          72,673
                                                                   ------------
Total Energy                                                          4,927,179
                                                                   ------------

Manufacturing (5.21%)
Air Products & Chemicals Inc.                             2,480          96,125
Alcoa Inc.                                                8,547         175,214
Allegheny Technologies Inc.                               1,185           3,543
American Standard Co.*                                      775          53,095
Applied Materials Inc.*                                  16,547         214,780
Applied Micro Circuits Corp.*                             4,000          13,960
Ball Corp.                                                  682          36,337
Bemis Co.                                                   613          25,660
Boise Cascade Corp.                                         578          13,941
Centex Corp.                                                660          36,485
Citrix Systems Inc.*                                      2,280          27,360
Comverse Technology Inc.*                                 2,372          24,194
Corning Inc.*                                            11,639          57,264
Crane Co.                                                   632          10,921
Dell Computer Corp.*                                     25,916         698,695
Dow Chemical Company                                      9,035         246,656
Du Pont (E.I.) de Nemours & Co.                           9,859         361,530
Eastman Chemical Company                                    859          27,651
Eastman Kodak Co.                                         3,169          93,802
Ecolab Inc.                                               1,451          71,172
EMC Corp-Mass*                                           21,255         157,074
Engelhard Corp.                                           1,577          32,723
Freeport-McMoran Copper & Gold Inc.*                      1,414          24,066
Gateway Inc.*                                             4,420           9,636
Georgia-Pacific (Georgia-Pacific Group)                   2,940          44,129
Great Lakes Chemical Corp.                                  708          14,932
Hercules Inc.*                                            1,237           9,933
International Game Tech.*                                   931          73,158
International Paper Co.                                   4,781         167,478
KB Home                                                     488          22,887
Kimberly-Clark Corp.                                      5,042         231,075
Leggett & Platt Inc.                                      2,122          40,445
Louisiana-Pacific Corp.*                                  1,247          10,861
MeadWestvaco Corp.                                        2,255          52,293
Millipore Corp.*                                            523          17,500
Newmont Mining Corp.                                      4,265         116,562
Novellus Systems Inc.*                                    1,757          51,217
Nucor Corp.                                                 948          39,437
Pactiv Corporation*                                       2,123          41,950
Phelps Dodge Corp.*                                       1,035          37,219
Plum Creek Timber Co. Inc. (REIT)                         2,001          43,422
PPG Industries Inc.                                       1,840          85,376
Praxair Inc.                                              1,710          90,374
Pulte Corp.                                                 669          34,005
Rohm & Haas Co.                                           2,398          68,439
Sealed Air Corp.*                                           891    $     32,317
Sherwin-Williams Co.                                      1,867          49,849
Sigma-Aldrich                                               780          34,180
Temple-Inland Inc.                                          636          26,648
Textron Inc.                                              1,524          55,062
United States Steel Corp.                                   919          10,679
Waters Corp.*                                             1,409          32,647
Weyerhaeuser Co.                                          2,379         118,593
Worthington Industries                                      980          13,504
                                                                   ------------
Total Manufacturing                                                   4,178,055
                                                                   ------------

Service (1.51%)
Apollo Group Inc.*                                        1,865          86,424
Automatic Data Processing                                 5,959         193,668
Block H & R Inc.                                          1,983          80,450
Cendant Corporation*                                     10,837         133,403
Convergys Corp.*                                          2,000          24,600
Equifax Inc.                                              1,543          29,595
First Data Corp.                                          7,503         259,979
Fiserv, Inc.*                                             2,071          66,065
Jabil Circuits, Inc.*                                     2,500          41,525
Mercury Interactive Corp.*                                1,100          35,750
Moody's Corp.                                             1,842          81,232
Quintiles Transnational Corp.*                            1,300          16,120
Robert Half Intl.*                                        2,416          32,350
TMP Worldwide Inc.*                                       1,500          13,725
Waste Management Inc.                                     6,026         119,917
                                                                   ------------
Total Service                                                         1,214,803
                                                                   ------------

Technology (17.24%)
ADC Telecommunications Inc.*                              8,684          19,452
Adobe Systems Inc                                         2,966          81,565
Advanced Micro Devices*                                   3,138          17,228
Agilent Technologies Inc.*                                4,569          60,311
Altera Corp.*                                             4,041          50,634
American Power Conversion*                                2,500          39,100
Amgen Inc.*                                              12,363         675,514
Analog Devices Inc.*                                      3,851         112,295
Andrew Corp.*                                               963           7,348
AOL Time Warner Inc.*                                    43,733         495,058
Apple Computer Inc.*                                      4,384          65,804
Applied Biosystems Group - Applera Corp                   2,828          51,894
AT&T Wireless Services Inc.*                             29,463         174,126
Avaya Inc.*                                               3,678           8,055
Biogen Inc.*                                              1,607          57,113
BMC Software Inc.*                                        3,225          62,565
Boeing Co.                                                8,229         226,791
Broadcom Corp.*                                           3,000          43,440
Chiron Corp.*                                             2,056          75,085
Ciena Corp.*                                              4,300          23,306
Cisco Systems Inc.*                                      72,296       1,010,698
Compuware Corp.*                                          5,561          20,520
Ebay, Inc.*                                               3,057         239,730
Electronic Arts*                                          1,498          79,094
Electronic Data Systems Corp.                             5,220          81,275
General Dynamics Corp.                                    1,975         117,039
Genzyme Corp.*                                            2,274          70,903
Hewlett-Packard Co.                                      30,125         477,481
Honeywell International Inc.                              8,200         187,698
Intel Corp.                                              65,760       1,134,360
International Business Machines Corp.                    16,545       1,289,683
Intuit Inc.*                                              2,313         109,914
JDS Uniphase Corp.*                                      17,850          51,230
King Pharmaceuticals Inc.*                                3,066          51,356
Kla-Tencor Corp.*                                         2,282          81,582
Lexmark International Inc.*                               1,374          85,751
Linear Technology Corp.                                   3,335         102,284
Lockheed Martin Corporation                               4,417         201,945
LSI Logic Corp.*                                          5,628          24,988
Lucent Technologies Inc.*                                43,182          70,818
Maxim Integrated Products                                 3,529         121,892

--------------------------------------------------------------------------------
S&P 500 INDEX FUND          PORTFOLIO OF INVESTMENTS                 2/28/2003
                              CONTINUED (UNAUDITED)
COMPANY                                                  SHARES   VALUE (NOTE 1)
--------------------------------------------------------------------------------
Micron Technology Inc.*                                   6,477    $     51,751
Microsoft Corp.                                         107,970       2,558,889
Monsanto Co.                                              2,997          49,211
Motorola Inc.                                            22,973         193,433
National Semiconductor Corp.*                             2,073          35,510
Network Appliance Inc.*                                   4,002          42,501
Nextel Communications Inc.*                              10,122         142,518
Northrop Grumman Corp.                                    1,785         154,760
Novell Inc.*                                              4,346          11,300
Nvidia Corp.*                                             1,900          23,978
Oracle Corporation*                                      53,556         640,530
Parametric Technology Corp.*                                672           1,425
Peoplesoft Inc.*                                          3,878          66,314
PerkinElmer Inc.                                          1,114           9,447
Pitney Bowes Inc.                                         2,613          81,108
PMC - Sierra Inc.*                                        2,150          12,169
Qlogic Corp.*                                             1,200          42,492
Qualcomm Inc.*                                            7,818         270,346
Raytheon Company                                          4,338         117,473
Rockwell Collins                                          1,954          38,396
Rockwell International Corp.                              1,881          43,282
Sanmina Corp.*                                            4,124          17,733
Scientific-Atlanta Inc.                                   1,698          22,295
Siebel Systems Inc*                                       5,320          45,912
Solectron Corp.*                                         10,512          33,113
Sun Microsystems Inc.*                                   29,805         102,529
Symbol Technologies, Inc.                                 3,292          34,829
Tektronix Inc.*                                           1,546          25,540
Tellabs Inc.*                                             5,486          33,355
Texas Instruments Inc.                                   17,171         287,614
Thomas & Betts Corp.*                                       758          11,469
Unisys Corporation*                                       2,323          21,511
United Technologies Corp.                                 4,677         273,979
Veritas Software Corp.*                                   4,915          83,702
Xerox Corp.*                                              7,311          65,799
Xilinx Inc.*                                              3,588          82,165
Yahoo Inc*                                                6,480         135,108
                                                                   ------------
Total Technology                                                     13,820,411
                                                                   ------------

Transportation (1.86%)
AMR Corp/Del*                                             2,429           5,684
Burlington Northern Santa Fe Corp.                        4,184         104,600
CSX Corporation                                           2,297          61,697
Delta Air Lines Inc.                                      1,874          15,742
FedEx Corporation                                         2,939         151,065
Harley-Davidson Inc.                                      2,934         116,157
Janus Capital Group Inc.                                  2,924          34,591
Navistar International*                                     734          17,344
Norfolk Southern Corp.                                    4,212          80,281
Ryder System Inc.                                           875          19,854
Southwest Airlines                                        8,241          99,469
Union Pacific Corp.                                       2,738    $    151,110
United Parcel Service Inc.                               10,949         630,005
                                                                   ------------
Total Transportation                                                  1,487,599
                                                                   ------------

Utility (5.92%)
Allegheny Power System                                    1,570           9,404
Alltel Corp.                                              3,381         146,803
Ameren Corporation                                        1,719          67,024
American Electric Power                                   3,883          84,572
AT&T Corp.                                                7,319         135,694
Bellsouth Corporation                                    18,959         410,842
Calpine Corp.*                                            3,690          10,295
Centerpoint Energy Inc.                                   4,090          19,019
CenturyTel Inc.                                           1,881          51,539
Cinergy Corp.                                             1,734          55,887
Citizens Communications Company*                          3,500          34,335
CMS Energy Corp.                                            317           1,427
Consolidated Edison Inc.                                  2,309          90,051
Constellation Energy Group Inc.                           1,631          42,765
Dominion Resources Inc/Va                                 3,077         165,850
DTE Energy Company                                        1,656          68,625
Duke Energy Corp                                          9,034         122,049
Edison International*                                     3,462          42,790
Entergy Corp.                                             2,529         115,196
Exelon Corp.                                              3,120         153,348
FirstEnergy Corporation                                   3,247          95,787
FPL Group Inc.                                            1,917         107,371
KeySpan Corporation                                       1,700          54,349
Mirant Corp.*                                             4,099           5,534
NCR Corporation*                                          1,197          23,282
NI Source, Inc.                                           1,784          30,221
Nicor Inc.                                                  577          17,362
Noble Corp.*                                              1,760          63,888
Peoples Energy Corp.                                        436          15,609
PG&E Corp.*                                               4,198          53,525
PPL Corporation                                           1,745          61,372
Progress Energy Inc.                                      2,418          94,060
Public Service Enterprise Group                           2,641          91,458
SBC Communications Inc.                                  33,910         705,328
Sempra Energy                                             2,248          52,154
Southern Co.                                              6,835         192,815
Sprint Corp. (FON Group)                                  9,707         123,279
Sprint Corp. (PCS Group)*                                11,740          46,490
Teco Energy, Inc.                                         2,200          24,376
TXU Corporation                                           2,910          46,473
Verizon Communications                                   27,210         940,922
Williams Cos. Inc.                                        6,979          26,590
XCEL Energy Inc.                                          4,390          48,668
                                                                   ------------
Total Utility                                                         4,748,428
                                                                   ------------

Total Common Stock (Cost $90,517,300)                                78,194,251
                                                                   ------------

  Par Value
  ---------
Short-Term Investments (2.16%)
$    700,000    United States Treasury Bills 1.37% 03/20/03(b)          699,569
     515,366    First American Prime Obligation Fund                    515,366
     515,365    First American Government Obligation Fund               515,365
                                                                   ------------
                Total Short-Term Investments (Cost $1,730,300)        1,730,300
                                                                   ------------
                Total Investments (Cost $92,247,600)(a) (98.68%)     79,924,551
                Other Net Assets (0.32%)                                258,861
                                                                   ------------
                   Net Assets (100.00%)                            $ 80,183,412
                                                                   ============

------------------------
*    Non- Income Producing Security

(a) Aggregate cost for federal income tax purposes is $92,247,600. At February 28, 2003, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

                Unrealized appreciation                            $  8,060,552
                Unrealized depreciation                             (20,383,601)
                                                                   ------------
                   Net unrealized depreciation                     $(12,323,049)
                                                                   ============

--------------------------------------------------------------------------------
S&P 500 INDEX FUND          PORTFOLIO OF INVESTMENTS                 2/28/2003
                              CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------

(b) At February 28, 2003, certain United States Treasury Bills with a market value of $99,938 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at February 28, 2003: (Contracts-$250 times premium/ delivery month/commitment)

                                                                    UNREALIZED
                                                                   DEPRECIATION
                                                                   ------------
                S&P 500 Index:
                09/Mar 03/Long                                     $    (83,647)
                                                                   ============

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
S&P MIDCAP INDEX FUND       PORTFOLIO OF INVESTMENTS                 2/28/2003
                                  (UNAUDITED)
COMPANY                                                  SHARES   VALUE (NOTE 1)
--------------------------------------------------------------------------------
Common Stock (95.14%)
Banking & Financial Service (18.58%)
Allmerica Financial Corp.*                                6,557    $     92,782
American Fin. Group, Inc.                                 8,106         160,742
Americredit Corp.*                                       10,707          21,307
AmerUs Group Co.                                         10,670         279,874
Associated Banc Corp.                                     8,806         304,600
Astoria Financial Corp.                                  12,577         315,934
Bank of Hawaii Corp.                                     10,948         340,483
Banknorth Group Inc.                                     20,468         463,805
Certegy Inc.*                                             9,012         216,829
Check Free Holding Corp.*                                 9,745         204,645
City National Corp.                                       6,229         290,022
Commerce Bank Corp.                                       8,323         343,906
Compass Bancshares, Inc.                                 15,792         502,501
E Trade*                                                 41,938         176,140
Eaton Vance Corp.                                         8,806         224,905
Edwards AG                                               10,488         279,715
Everest Re Holdings                                       6,360         339,624
Fidelity National Fin., Inc.                             11,522         378,267
First Virginia Banks, Inc.                                8,823         360,861
FirstMerit Corp.                                         11,224         221,225
Gallagher, Arthur J. & Co.                               10,291         251,821
Gartner Group, Inc. Cl B*                                 9,315          69,210
Greater Bay Bancorp                                       6,126          98,077
Greenpoint Fin. Corp.                                    12,933         549,394
HCC Insurance Holdings Inc.                               7,603         187,566
Hibernia Bank                                            20,646         374,106
Horace Mann Educators                                     5,085          70,020
Hospitality Properties Trust                              6,943         212,178
Independence Community Bank                               7,132         185,289
IndyMac Bancorp Inc.                                      7,777         148,541
Investment Tech. Group, Inc.*                             5,920          74,533
Investors Financial Services Corp.                        7,880         197,000
LaBranche & Co Inc.*                                      6,641         134,945
Legg Mason, Inc.                                          7,861         386,997
M&T Bank Corporation                                     12,078         954,404
Mercantile Bankshares Corp.                               8,952         330,329
Mony Group Inc.                                           6,040         129,256
National Commerce Financial Corp.                        26,129         634,412
Neuberger Berman Inc.                                     9,078         241,838
New Plan Excel Realty Trust                              10,319         200,808
New York Community Bancorp Inc.                          13,137         375,850
Ohio Causualty Corp.*                                     8,587         105,534
Old Republic                                             16,049         438,138
Protective Life Corp.                                     8,518         231,008
Provident Financial Group                                 6,197         178,845
Radian Group Inc.                                        11,390         397,169
Roslyn Bancorp, Inc.                                     12,375         246,510
RSA Security Inc.*                                        7,178          50,820
SEI Investments Co.                                      14,113         355,803
Silicon Valley Bancshares*                                5,305          92,042
Sovereign Bancorp, Inc.                                  32,089         435,769
Stancorp Financial Group                                  3,727         185,418
TCF Financial Corp.                                       9,925         416,255
The PMI Group, Inc.                                      10,432    $    282,707
Unitron, Inc.                                             8,487         211,326
Waddell & Reed Financial, Inc.                            8,674         144,943
West America Bancorp                                      4,768         193,962
Wilmington Trust Corp.                                    8,674         246,342
                                                                   ------------
Total Banking & Financial Service                                    15,537,332
                                                                   ------------

Capital Good (5.24%)
AGCO Corp.*                                               8,696         141,223
Ametek, Inc.                                              4,428         146,035
Borg-Warner Automotive                                    3,298         172,222
Cirrus Logic, Inc.*                                      10,969          28,739
Credence Systems Corp*                                    7,209          51,472
Donaldson Co. Inc.                                        6,442         224,504
Dycom Industries*                                         4,822          50,342
Federal Signal                                            5,772          83,001
Flowserve Corp.*                                          5,630          67,335
GrafTech International Ltd*                               6,039          21,257
Hubbell, Inc. Cl. B                                       7,280         223,933
Integrated Device Tech.*                                 11,249          97,866
International Rectifier Corp.*                            7,566         169,100
Intersil Corp*                                            4,636          72,553
Jacobs Engineering Group*                                 6,888         261,606
L-3 Communications Holdings*                              9,886         357,082
Modine Manufacturing Co.                                  4,344          66,594
Packaging Corporation Of America*                        13,673         235,859
Plexus Corp.*                                             4,613          45,438
Rayonier, Inc.                                            3,868         164,467
Republic Services Inc.*                                  21,516         410,310
SPX Corp.*                                                9,920         360,890
Tecumseh Prod. Co. Cl. A                                  2,522         112,229
Trinity Industries                                        5,350          86,724
Varian Medical Systems Inc.*                              8,520         430,686
Vishay Intertech., Inc.*                                 18,563         187,486
York Intl. Corp. New Com                                  5,395         115,453
                                                                   ------------
Total Capital Good                                                    4,384,406
                                                                   ------------

Consumer Cyclical (6.99%)
Abercrombie & Fitch*                                     13,519         371,773
Bandag Inc.                                               2,365          71,707
Barnes & Noble, Inc.*                                     8,774         154,686
BJ'S Wholesale Club*                                      9,319         130,280
Cabot Microelectronics Corp.*                             2,776         116,592
Callaway Golf Co.                                         9,890         113,537
Carlisle Cos., Inc.                                       4,050         172,571
Claire's Stores, Inc.                                     6,803         155,244
Clayton Homes, Inc.                                      19,074         214,773
Copart Inc.*                                              9,479          74,031
D.R. Horton, Inc.                                        18,258         334,304
Dollar Tree Stores Inc.*                                 14,076         290,669
Fastenal Co.                                             10,128         336,857
Furniture Brands Intl. Inc.*                              6,726         122,480
Gentex Corp.*                                             8,966         241,006
Lear Corp.*                                               8,451         320,969
Martin Marietta Materials                                 5,770         159,137

--------------------------------------------------------------------------------
S&P MIDCAP INDEX FUND       PORTFOLIO OF INVESTMENTS                 2/28/2003
                              CONTINUED (UNAUDITED)
COMPANY                                                  SHARES   VALUE (NOTE 1)
--------------------------------------------------------------------------------
Michaels Stores, Inc.*                                    8,242    $    193,687
Mohawk Inds.*                                             8,306         410,150
Neiman-Marcus Group, Inc.*                                6,051         163,861
Payless Shoesource*                                       2,807         130,834
Petsmart Inc.*                                           16,000         239,200
Pier 1 Imports, Inc.                                     11,355         181,339
Superior Industries                                       3,833         148,490
Teleflex, Inc.                                            4,884         181,685
The Timberland Co.*                                       4,832         185,549
UNIFI, Inc.*                                              6,208          31,661
VISX, Inc.*                                               6,630          54,698
Webster Financial Corp.                                   5,888         209,613
William Sonoma, Inc.*                                    14,482         337,141
                                                                   ------------
Total Consumer Cyclical                                               5,848,524
                                                                   ------------

Consumer Non-Durable (26.83%)
99 Cents Only Stores*                                     8,797         195,997
Activision Inc.*                                          6,883         102,557
AdvancePCS*                                               6,440         179,998
American Eagle Outfitters*                                9,805         141,878
Apogent Technologies Inc.*                               13,082         204,079
Appria Healthcare Group*                                  6,985         153,880
Banta Corp.                                               3,790         107,977
Barr Laboratories Inc.*                                   5,436         423,519
Belo (A.H.) Corp. Sr. A                                  13,702         295,278
Bisys Group Inc.*                                        14,846         232,191
Bob Evans Farms                                           4,682         109,559
Brinker International*                                   12,856         356,368
Catalina Marketing Corp.*                                 6,784         122,790
CBRL Group Inc.                                           7,748         206,872
Ceridian Corp.*                                          18,803         259,481
Cheesecake Factory*                                       6,098         180,440
Church and Dwight                                         4,797         142,951
Colonial Bancgroup Inc                                   14,248         165,134
Constellation Brands Inc.*                               11,208         276,053
Covance, Inc.*                                            7,889         185,786
Dentsply Intl., Inc.                                     10,130         353,334
Devrey, Inc.*                                             9,126         155,872
Dial Corp.                                               11,516         209,476
Dole Food Co.                                             7,960         261,088
Dreyer Grand Ice Cream                                    3,776         274,893
Dun & Bradstreet Corp.*                                  10,230         367,257
Education Management Corp.*                               3,969         150,346
Edwards Lifesciences Corp.*                               7,752         206,281
Emmis Communications Corp.*                               6,332         125,310
Energizer Holdings, Inc.*                                10,880         288,864
Entercom Communications Corp.*                            5,863         271,105
Express Scripts, Inc.*                                   10,386         537,164
Extended Stay America Inc.*                              11,291         121,943
First Health Group Corp.*                                12,278         296,023
Gilead Services, Inc.*                                   24,461         831,674
Glatfelter (P.H.) Co.                                     5,596          55,680
Gtech Holdings Corp.*                                     8,572         249,445
Harte Hanks, Inc.                                        11,202         205,109
Health Net Inc.*                                         15,869         398,471
Henry Schein Inc.*                                        5,196         207,840
Hispanic Broadcasting Corp.*                             13,864         291,699
Hon Inds                                                  7,570         202,952
Hormel Foods Corp.                                       17,124         359,775
ICN Pharmaceuticals                                      10,028          96,469
Idec Pharmaceuticals Corp.*                              16,175         465,031
Incyte Genomics, Inc.*                                    6,985          23,609
Int'l Speedway Corp.                                      6,500         247,845
Interstate Bakeries Corp.                                 5,815          55,766
IVAX Corp.*                                              21,317         240,669
JM Smucker Co/The                                         3,625         124,156
Krispy Kreme Doughnuts Inc.*                              6,600         216,810
Lancaster Colony Corp.                                    5,163         196,091
Lee Enterprises                                           5,842         187,236
LifePoint Hospitals Inc*                                  4,889         103,647
Lincare Holdings Inc.*                                   14,412         430,919
Longs Drug Stores Inc.                                    4,644    $     64,134
Mandalay Resorts Co.*                                     9,693         244,651
McCormick & Co.                                          18,614         430,542
Media General, Inc. Cl. A                                 3,461         173,396
Miller (Herman), Inc.                                    10,807         168,913
Millennium Pharmaceuticals*                              29,947         214,421
MPS Group Inc.*                                          11,672          57,310
Mylan Laboratories                                       23,721         677,235
Noble Energy Inc                                          7,178         253,383
NSTAR- W/I                                                7,489         302,705
Omnicare, Inc.                                           12,050         304,624
Outback Steakhouse, Inc.                                  9,946         320,261
Oxford Health Plans*                                     11,736         328,608
Pacific Health Systems*                                   4,233          91,433
Park Place Entertainment*                                36,719         264,377
Patterson Dental Co.*                                     8,281         364,447
Perrigo Co.                                               8,921         104,822
Pittston Brink's Group                                    6,662          94,401
Price Communications Corp.*                               6,829          82,085
Readers Digest Assoc                                      9,987         107,959
Ross Store, Inc.                                         10,284         351,816
Ruddick Corp.                                             5,696          69,548
Saks Holding, Inc.*                                      19,920         153,185
Sensient Technologies Corp.                               6,127         126,829
Sepracor Inc.*                                            8,651         106,926
Six Flags, Inc.*                                         10,999          59,395
Smithfield Foods, Inc.*                                  14,330         265,535
Steris Corp.*                                             8,728         220,382
Tootsie Roll Industries                                   6,733         189,335
Triad Hospitals Inc.*                                     8,774         228,036
Tyson Foods, Inc. Cl. A                                  45,838         421,710
Universal Corp.                                           4,138         157,699
Universal Hlth Srvs-B*                                    7,684         298,447
Valassis Communications*                                  7,223         164,540
Vertex Pharmaceuticals Inc.*                              8,356          92,334
Viad Corp.                                               12,201         255,001
Wallace Comp. Services                                    5,817         148,275
Washington Post, Class B                                  1,191         849,779
Westwood One, Inc.*                                      13,521         450,520
Whole Foods Market, Inc.*                                 6,488         331,342
                                                                   ------------
Total Consumer Non-Durable                                           22,442,978
                                                                   ------------

Energy (6.48%)
Ensco Intl., Inc.                                        16,760         468,945
Equitable Resources Inc.                                  8,298         301,217
Grant Prideco, Inc.*                                     12,930         156,712
Hanover Compressor Co.*                                   7,860          63,587
Helmerich & Payne                                         6,434         176,935
Murphy Oil Corp.                                         10,730         461,712
National Fuel Gas Co.                                     9,539         186,392
Ocean Energy, Inc.                                       20,845         418,359
Patterson-UTI Energy Inc.*                                9,914         328,550
Pioneer Nat. Resources*                                  13,036         340,891
Pride International Inc.*                                14,611         211,860
Questar                                                   9,899         275,984
Smith International, Inc.*                               12,358         430,800
Tidewater, Inc.                                           6,961         213,146
Valero Energy Corp.                                      13,419         523,475
Weatherford International Ltd.*                          14,539         582,142
Western Gas Resources Inc                                 4,227         139,491
XTO Energy Inc.                                           5,703         143,773
                                                                   ------------
Total Energy                                                          5,423,971
                                                                   ------------

Manufacturing (9.16%)
Advanced Fibre Communication*                             9,295         148,255
Airgas, Inc.*                                             8,422         147,385
AK Steel Holding Corp.*                                  13,306          73,050
Albemarle Corp.                                           6,607         161,805
Arch Coal Inc                                             6,732         133,967
Avocent Corp.*                                            5,203         144,747
Bowater, Inc.                                             6,537         248,079

--------------------------------------------------------------------------------
S&P MIDCAP INDEX FUND       PORTFOLIO OF INVESTMENTS                 2/28/2003
                              CONTINUED (UNAUDITED)
COMPANY                                                  SHARES   VALUE (NOTE 1)
--------------------------------------------------------------------------------
Cabot Corp.                                               8,529    $    186,785
Carpenter Technology                                      2,622          30,520
CDW Computer Centers*                                    10,834         473,012
Coach Inc.*                                              11,484         410,323
Cooper Cameron Corp.*                                     5,609         291,668
Crompton & Knowles Corp.                                 13,203          61,922
Cytec Inds.*                                              4,803         139,047
Dean Foods Co.*                                          10,836         456,954
Ferro Corp.                                               4,724         100,432
FMC Corp.*                                                3,962          61,530
FMC Technologies Inc.*                                    8,426         168,099
Harsco Corp.                                              5,826         175,770
Hillenbrand Industries                                    7,855         392,357
IMC Global, Inc.                                         14,055         123,825
Kemet Corp.*                                             10,913          87,086
Kennametal, Inc.                                          3,729         111,572
Lam Research Corp.*                                      14,994         199,870
Legato Systems Inc.*                                     10,377          61,536
Lennar Corp.                                              7,931         428,195
Longview Fibre Co.*                                       7,028          42,519
Lubrizol Corp.                                            7,228         209,106
Lyondell Petrochemical                                   13,944         166,073
Macromedia, Inc.*                                         7,732         122,475
McData Corp.*                                            14,037         116,507
Minerals Technology, Inc.                                 2,844         108,271
National-Oilwell Inc.*                                    7,883         177,368
Nordson Corp.                                             4,332         103,665
Olin Corporation                                          6,294         103,851
Pentair, Inc.                                             5,976         217,228
Plantronics Inc.*                                         5,006          72,136
Potlatch Corp.                                            3,818          78,804
Quantum Corp.*                                           18,340          59,972
RPM, Inc. Ohio                                           13,466         134,660
Solutia, Inc.                                            12,312          32,996
Sonoco Products, Inc.                                    12,045         249,934
Storage Tech. Corp.*                                     14,316         331,129
Valspar Corp.                                             5,992         245,312
Wausau Paper Mills Co.                                    7,604          73,835
                                                                   ------------
Total Manufacturing                                                   7,663,632
                                                                   ------------

Service (1.75%)
Alexander & Baldwin, Inc.                                 5,542         137,663
Forest Oil Corp.*                                         5,920         134,680
Kelly Services, Inc. Cl. A                                4,702          97,425
ManPower, Inc.                                            9,550         290,034
Newport Corp.*                                            3,800          46,550
Rollins, Inc.                                             4,348         137,310
Scholastic Corp.*                                         4,258          99,893
Sotheby's*                                                7,499          62,467
Tech Data Corp.*                                          6,981         157,910
United Rentals Inc.*                                      8,860          76,462
Varco Intl., Inc.*                                       11,640         220,694
                                                                   ------------
Total Service                                                         1,461,088
                                                                   ------------

Technology (11.66%)
3COM Corp.*                                              42,705         178,934
Adtran, Inc.*                                             4,841         155,832
Advent Software Inc*                                      3,469          50,023
Affiliated Computer Svcs.*                               16,633         745,657
Arrow Electronics, Inc.*                                 12,282         176,615
Arvin Inds., Inc.                                         7,997         122,194
Ascential Software Corp*                                 31,423          96,469
Atmel Corp.*                                             52,903          93,109
Avnet, Inc.*                                             14,332         147,620
Axiom Corp.*                                             10,782         164,533
Beckman Coulter, Inc.                                     7,920         262,152
Borders Group*                                           10,290         146,118
Cadence Design Sys., Inc.*                               31,320         331,679
Choicepoint Inc.*                                         9,920         334,800
Commscope, Inc.*                                          6,534          51,227
Cree Inc.*                                                9,273         157,826
CSG Systems International, Inc.*                          5,679    $     54,802
Cypress Semiconductor*                                   15,343          98,349
Cytyc Corporation*                                       14,458         184,050
Diebold                                                   9,410         342,148
DST Systems, Inc.*                                       15,974         447,591
Fairchild Semiconductor International Inc.*              12,809         155,757
Granite Construction, Inc.                                5,496          91,069
Harris Corp.                                              8,432         252,623
Henry (Jack) & Associates                                10,167         116,921
Imation Corp.*                                            5,172         186,192
InFocus Corporation*                                      3,981          24,085
Internet Security Systems*                                5,822          66,778
Keane, Inc.*                                              9,514          76,207
Korn/Ferry International*                                 4,213          25,910
Lattice Semiconductor Corp.*                             13,634          99,801
Leucadia National Corp.                                   6,964         234,130
LTX Corp.*                                                5,330          28,249
Macrovision Corp.*                                        5,453          67,235
Mentor Graphics*                                          8,504          67,947
Microchip Tech                                           24,309         618,664
National Instruments Corp.*                               6,516         219,459
Network Associates, Inc.*                                18,706         276,849
Polycom*                                                 12,760         127,983
Powerwave Technologies, Inc.*                             8,112          28,716
Precision Castparts                                       6,576         155,194
Protein Design Labs Inc.*                                 9,656          73,868
Quanta Services, Inc.*                                    8,413          27,763
Retek, Inc.*                                              5,488          23,873
Reynolds & Reynolds Class A                              10,465         255,869
RF Micro Devices Inc.*                                   17,827         116,589
Sandisk Corp.*                                            7,846         130,871
Semtech Corp.*                                            8,749         128,435
SICOR Inc*                                               15,600         231,504
Sybase, Inc.*                                            12,908         189,619
Sylvan Learning Systems, Inc.*                            4,683          58,116
Symantec Corp.*                                          18,233         737,890
Synopsys, Inc.*                                           8,597         350,586
Titan Corp.*                                              8,028          63,823
Transaction Systems Archit A*                             4,586          26,186
Triquint Semiconductor*                                  13,659          41,250
Wind River Systems*                                       8,852          30,716
                                                                   ------------
Total Technology                                                      9,748,455
                                                                   ------------

Transportation (2.13%)
Airborne Inc.                                             5,625          78,975
Alaska Airgroup, Inc.*                                    3,280          59,532
C.H. Robinson Worldwide, Inc.                            10,193         313,027
CNF Transportation, Inc.                                  5,973         171,843
EGL Inc.*                                                 5,272          66,533
Expeditors International Washington Inc.                 11,896         406,724
Gatx Corp.                                                6,261          96,670
Hunt (J.B.)*                                              4,943         121,301
Overseas Shipholding Grp                                  4,244          67,649
PepsiAmericas Inc.                                       19,122         233,671
Swift Transportation, Inc.*                              10,200         162,996
                                                                   ------------
Total Transportation                                                  1,778,921
                                                                   ------------

Utility (6.32%)
AGL Resources                                             6,867         152,104
Allete                                                    9,958         192,986
Alliant Energy                                           11,012         173,549
Aquila Inc                                               13,734          19,777
Black Hills Corp.                                         3,149          74,411
Blyth Industries, Inc.                                    5,864         145,720
Broadwing, Inc.*                                         22,068          82,976
DPL Inc.                                                 15,981         193,370
DQE, Inc.                                                 5,920          79,920
Energy East Corporation                                  18,549         349,092
Great Plains Energy Inc.                                  8,336         188,977
Hawaiian Electric Inds                                    4,090         162,782
Idacorp Inc.                                              4,559          99,113

--------------------------------------------------------------------------------
S&P MIDCAP INDEX FUND       PORTFOLIO OF INVESTMENTS                 2/28/2003
                              CONTINUED (UNAUDITED)
COMPANY                                                  SHARES   VALUE (NOTE 1)
--------------------------------------------------------------------------------
MDU Resources Group Inc                                   7,663    $    206,671
Micrel, Inc.*                                            11,204         110,247
Northeast Utilities                                      16,910         236,740
OGE Energy Corp.                                         10,591         183,966
Oneok Inc.                                                7,326         126,227
Pepco Holdings Inc.                                      30,018         538,823
PNM Resources Inc.                                        4,907         103,440
Puget Energy Inc.                                        11,084         224,340
SCANA Corp.                                              13,216         396,348
Sierra Pacific Resources*                                 9,049          27,057
Telephone & Data                                          7,509    $    300,886
Vectren Corp.                                             8,089         166,633
Westar Energy Inc.                                        8,985         111,863
WGL Holdings Inc.                                         5,550         139,527
Wisc. Energy Corp.                                       15,382         351,479
WPS Resources Corp.                                       3,916         148,138
                                                                   ------------
Total Utility                                                         5,287,162
                                                                   ------------

Total Common Stock (Cost $87,037,598)                                79,576,469
                                                                   ------------

  Par Value
  ---------
Short-Term Investments (4.75%)
$    500,000    United States Treasury Bills (1.24%) 05/15/03 (b)       498,802
   1,736,984    First American Prime Obligation Fund                  1,736,984
   1,736,984    First American Government Obligation Fund             1,736,984
                                                                   ------------
                Total Short-Term Investments (Cost $3,972,770)        3,972,770
                                                                   ------------
                Total Investments (Cost $91,010,369)(a) (99.89%)     83,549,239
                Other Net Assets (0.11%)                                 89,669
                                                                   ------------
                   Net Assets (100.00%)                            $ 83,638,908
                                                                   ============

--------------------------
*    Non- Income Producing Security

(a) Aggregate cost for federal income tax purposes is $91,010,369. At February 28, 2003, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

                Unrealized appreciation                            $  8,707,085
                Unrealized depreciation                             (16,168,215)
                                                                   ------------
                   Net unrealized depreciation                     $ (7,461,130)
                                                                   ============

(b) At February 28, 2003, certain United States Treasury Bills with a market value of $498,802 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at February 28, 2003: (Contracts-$500 times premium/ delivery month/commitment)

                                                                    UNREALIZED
                                                                   APPRECIATION
                                                                   ------------
                S&P MidCap 400 Index:
                20/Mar 03/Long                                     $      4,329
                                                                   ============

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
S&P SMALLCAP INDEX FUND     PORTFOLIO OF INVESTMENTS                 2/28/2003
                                  (UNAUDITED)
COMPANY                                                  SHARES   VALUE (NOTE 1)
--------------------------------------------------------------------------------
Common Stock (96.92%)
Banking & Financial Service (13.66%)
Anchor Bancorp WI, Inc.                                   1,149    $     25,542
Banknorth Group Inc.                                        474          10,741
Boston Private Financial Holdings Inc.                    1,026          16,744
Capital Automotive REIT                                   1,265          31,536
Cash American Intl., Inc.                                   992           8,849
Chittenden Corp.                                          1,481          39,158
Colonial Properties Trust                                 1,009          32,308
Commercial Federal Corp.                                  2,035          45,319
Community First Bankshares                                1,814          44,969
Cullen/Frost Bankers, Inc.                                2,590          80,704
Delphi Financial Group, Inc.                                943          34,750
Dime Community Bancshares                                   915          19,636
Downey Financial Corp.                                    1,262          50,669
East-West Bancorp Inc.                                    1,086          36,110
Essex Property Trust Inc.                                   890          45,346
Financial Federal Corp.*                                    740          18,752
First American Finl.Corp                                  3,327          76,854
First Midwest Bancorp Inc./IL                             2,187          57,124
First Republic Bank*                                        630          13,766
Firstbank Puerto Rico                                     1,674          41,967
Firstfed Financial Corp*                                    795          23,850
Fremont General Corp.                                     2,280          13,840
GBC Bancorp/California                                      440          10,089
Glenborough Realty Trust Inc                              1,268          20,542
Hudson United Bancorp                                     2,083          65,698
Jefferies Group, Inc.                                     1,270    $     46,914
Kilroy Realty Corp                                        1,277          28,017
Landamerica Financial Group Inc.                            750          28,275
Macdermid, Inc.                                           1,240          27,206
MAF Bancorp, Inc.                                         1,130          38,533
Mercury Computer Systems Inc.*                            1,210          36,663
NCO Group, Inc.*                                          2,326          34,425
Oshkosh Truck Corp.                                         920          56,212
Philadelphia Consolidated Holding Co.*                      991          30,870
Presidential Life Corp.                                   1,220          11,712
PRG-Schultz International Inc.*                           2,943          20,748
Provident Bankshares Corp.                                1,175          27,893
Raymond James Financial Corp.                             2,505          63,827
Riggs Natl Corp.                                          1,308          18,247
RLI Corp.                                                 1,040          26,967
SCPIE Holdings Inc.                                         600           3,924
Seacoast Financial Services Corp.                         1,100          21,175
Selective Insurance Group                                 1,077          25,417
Shurgard Storage Centers Inc.                             1,642          48,258
South Financial Group Inc. (The)                          2,058          41,489
Staten Island Bancorp Inc.                                2,830          43,695
Sterling Bancshares Inc./Tx                               2,017          25,091
Stewart Information Services Corp.*                         570          13,110
SWS Group Inc.                                              714           9,132
Trustco Bank Corp. NY                                     3,796          38,036
UCBH Holdings Inc.                                          750          31,575
UICI*                                                     2,203          22,140

--------------------------------------------------------------------------------
S&P SMALLCAP INDEX FUND     PORTFOLIO OF INVESTMENTS                 2/28/2003
                              CONTINUED (UNAUDITED)
COMPANY                                                  SHARES   VALUE (NOTE 1)
--------------------------------------------------------------------------------
United Bankshares Inc.                                    1,949    $     54,046
Washington Federal Inc.                                   3,160          70,159
Whitney Holding Co.                                       1,777          58,481
Zenith Ntnl. Ins. Corp.                                     880          17,609
                                                                   ------------
Total Banking & Financial Service                                     1,884,709
                                                                   ------------

Capital Good (6.83%)
Aeroflex Inc.*                                            2,640          16,078
Albany Intl. Corp. Cl A                                   1,428          31,616
Applied Industrial Tech                                     723          11,850
Astec Industries Inc.*                                      830           5,918
Audiovox Corp.*                                           1,050           8,642
Belden, Inc.                                                894          11,533
Benchmark Elec. Inc.*                                     1,109          38,638
Briggs & Stratton                                         1,103          43,569
Brooks Automation Inc.*                                   1,547          15,656
Cable Design Tech.*                                       1,935          10,623
CDI Corp.*                                                  845          19,224
CTS Corp.                                                 1,248           8,499
Cymer Inc.*                                               1,690          51,038
EMCOR Group Inc.*                                           610          29,463
Exar Corp.*                                               2,060          25,894
Gardner Denver, Inc.*                                       840          16,590
Graco, Inc.                                               2,495          66,866
Ionics, Inc.*                                               620          12,890
JLG Industries, Inc.                                      1,780           8,366
Lawson Products                                             550          14,025
Lindsay Manufacturing Co.                                   549          10,184
Manitowoc Company, Inc.                                   1,347          24,475
Massey Energy Co.                                         3,797          35,388
Milacron Inc.                                             1,217           5,720
PAXAR Corp.*                                              1,675          22,948
Pioneer Standard Elec                                     1,212          10,314
Polaris Industries, Inc.                                  1,060          51,304
Radisys Corp.*                                              620           4,173
Robbins & Myers                                             666          10,123
Shaw Group Inc. (The)*                                    1,700          16,303
Steel Dynamics Inc.*                                      1,760          21,349
Stewart & Stevenson Svcs                                  1,250          12,100
Technitrol*                                               1,808          27,608
Timken Co.                                                2,723          43,650
Trimble Navigation Ltd.*                                  1,167          19,547
Triumph Group Inc.*                                         680          16,490
Ultimate Electronics Inc.*                                  400           3,516
Unisource Energy Corp.                                    1,290          21,633
URS Corp.*                                                  730           6,490
Varian Semiconductor Equipment*                           1,750          45,063
Vicor Corp.*                                              1,676          10,056
Wabash Natl. Corp.*                                         988           5,236
Waste Connections Inc.*                                   1,170          38,938
Watts Industries Inc.                                       990          14,850
Woodward Governor Co.                                       500          17,690
                                                                   ------------
Total Capital Good                                                      942,126
                                                                   ------------

Consumer Cyclical (10.91%)
ABM Industries, Inc.                                      2,200          35,178
Apogee Enterprises, Inc.                                  1,150           9,396
Aptargroup, Inc.                                          1,780          53,934
Brown Shoe Company Inc.                                     821          22,282
Burlington Coat Factory Warehouse                         1,930          30,301
Cascade Natural Gas Corp.                                   520           9,901
Cato Corp New CL A                                        1,108          18,836
Chico's FAS Inc.*                                         3,663          66,190
Christopher & Banks Corporation*                          1,250          17,825
Clarcor, Inc.                                               974          32,571
Coachmen Industries Inc.                                    840           9,156
Cost Plus Inc. /California*                                 790          18,368
Department 56*                                              593           6,523
Dress Barn, Inc. (The)*                                   1,542          19,923
Dupont Photomasks Inc.*                                     980          20,462
ElkCorp                                                     805          12,928
Fedders Corp.                                             1,809    $      5,264
Footstar, Inc.*                                           1,067           9,262
Fred's Inc.                                               1,172          28,573
G & K Services Inc., CL A                                   792          20,109
Griffon Corp.*                                            1,494          19,571
Group 1 Automotive Inc.*                                  1,057          24,618
Hancock Fabrics Inc /DE                                     863          12,324
Haverty Furniture Cos Inc.                                  992          10,763
HOT Topic Inc.*                                           1,270          28,067
Imagistics International Inc.*                              812          15,493
Interface, Inc.                                           1,854           4,932
Jakks Pacific Inc.*                                         820           8,979
Jo-Ann Stores Inc - CL A*                                   866          17,415
Kellwood Co.                                              1,165          29,824
K-Swiss Inc                                                 740          17,952
Lennox Intl Inc.                                          2,625          35,070
Linens `N Things*                                         2,240          51,968
Marcus Corp.                                              1,435          19,229
MDC Holdings Inc.                                         1,356          50,904
Monaco Coach Corp.*                                       1,200          13,344
National Presto Industries                                  410          11,238
Nautica Enterprises, Inc.*                                1,072          10,205
NVR Inc.*                                                   340         112,863
O'Reilly Automotive, Inc.*                                2,648          67,603
Oshkosh B Gosh                                              590          14,160
Oxford Industries, Inc.                                     416           9,589
Pacific Sunwear of Cal*                                   2,070          36,660
PEP Boys-Manny Moe & Jack                                 2,013          18,177
PolyMedica Corporation                                      590          17,222
Prime Hospitality Corp.*                                  1,801           9,293
Quiksilver Inc.*                                          1,000          25,100
Reliance Steel & Alum                                     1,695          27,713
Russell Corp.                                             1,479          23,886
School Specialty Inc.*                                      770          14,468
Shopko Stores, Inc.*                                      1,170          12,812
Skyline Corp.                                               400           9,960
Smith (A.O.) Corp.                                        1,286          33,153
Stein Mart, Inc.*                                         1,816           8,680
Texas Industries, Inc.                                      782          15,523
The Ryland Group, Inc.                                    1,260          52,038
The Toro Co.                                                549          37,766
Thor Industries Inc.                                      1,304          33,500
Too Inc.*                                                 1,660          25,315
Tower Automotive Inc.*                                    3,026          10,137
Winnebago Industries                                        850          24,948
Wolverine World Wide, Inc.                                1,591          26,792
X-Rite, Inc.                                              1,236          10,024
                                                                   ------------
Total Consumer Cyclical                                               1,506,260
                                                                   ------------

Consumer Non-Durable (20.60%)
4 Kids Entertainment Inc.*                                  480           7,805
Aaron Rents Inc.                                            800          14,200
Accredo Health Inc.*                                      2,092          49,685
Action Performance Cos Inc.                                 824          13,596
Advanced Marketing Services                                 570           5,843
Advanced Medical Optics Inc.*                             1,227          14,172
American Italian Pasta Company*                             950          39,435
Ameripath Inc.*                                           2,110          43,466
Angelica Corp.                                              393           7,094
Ann Taylor*                                               2,298          44,581
Applebee's Intl., Inc.                                    2,516          64,510
Arbitron Inc*                                             1,585          49,404
Argosy Gaming Co*                                         1,490          23,855
Aztar Corp.*                                              1,533          18,135
Bally Total Fitness Holding*                              1,220           6,954
Bio-Technology General Corp.*                             2,224           5,671
Bowne & Co. Inc.                                          1,582          15,504
Cardinal Health Inc.                                        488          27,958
Casey's General Stores                                    2,214          24,465
CEC Entertainment, Inc.*                                  1,523          38,547
Childrens Place*                                          1,220          11,553

--------------------------------------------------------------------------------
S&P SMALLCAP INDEX FUND     PORTFOLIO OF INVESTMENTS                 2/28/2003
                              CONTINUED (UNAUDITED)
COMPANY                                                  SHARES   VALUE (NOTE 1)
--------------------------------------------------------------------------------
Ciber, Inc.*                                              2,254    $     12,172
Coca-Coca Bottling                                          463          27,507
Coherent, Inc.*                                           1,520          29,762
Cooper Co.                                                1,240          36,022
Corn Products Intl                                        1,882          56,554
Coventry Health Care, Inc.*                               2,594          73,488
CPI Corp.                                                   380           4,872
Curative Health Services*                                   310           5,189
Datascope Corp.                                             600          14,088
Diagnostic Products Corp.                                 1,310          44,422
DIMON Inc.                                                1,480           9,058
eFunds Corp.*                                             2,220          13,697
Fleetwood Enterprises Inc.*                               1,410           5,711
Fleming Co., Inc.                                         2,213           4,581
Fossil Inc.*                                              1,845          33,173
Genesco Inc.*                                               850          11,603
Global Payments Inc.                                      1,852          51,745
Goody's Family Clothing Inc.*                             1,499           4,767
Great Atlantic & Pacific Tea Co.*                         1,919           8,962
Gymboree Corp.*                                           1,008          12,983
Haemonetics Corp/Mass*                                    1,000          20,990
Hain Celestial Group Inc.*                                1,390          20,044
Harland, John H. Co.                                      1,100          25,278
Harman International                                      1,560          99,107
Heidrick & Struggles Inc.*                                  780           9,009
Hologic Inc.*                                               887           6,413
Idexx Laboratories Inc.*                                  1,525          55,602
IHOP Corp.*                                                 912          20,566
Impath Inc.*                                                690           9,853
Information Resources Inc.*                               1,210           2,081
Instituform Tech. CL A*                                   1,170          14,742
Int'l. Multifoods, Inc.*                                    630          12,411
Invacare Corp.                                            1,640          50,184
J Jill Group Inc/The*                                       900           9,279
J&J Snack Foods*                                            480          13,896
Jack in the Box Inc.*                                     2,144          35,397
Lance, Inc.                                               1,220          12,102
Landry's Seafood Rest                                     1,282          21,025
Lone Star Steakhouse                                        970          19,681
Luby's Cafeterias, Inc.*                                  1,009           1,372
Manhattan Associates Inc.*                                1,110          22,644
Medicis Pharmaceutical*                                   1,228          57,225
Mens Wearhouse, Inc.*                                     2,090          29,678
Mentor Corp.                                              1,842          32,163
MGI Pharma Inc.*                                            770           7,715
MID Atlantic Medical Svcs*                                2,136          76,362
Nash-Finch Co.                                              550           2,657
Natures Sunshine Prod., Inc.                                831           7,006
NBTY, Inc.*                                               3,045          54,445
NDCHealth Corp                                            1,863          40,613
New England Bus. Srvc                                       564          12,854
Noven Pharmaceuticals Inc.*                                 940          10,208
O'Charleys Inc.*                                            590          11,735
On Assignment Inc.*                                         710           2,868
Orthodontic Centers of Am*                                2,641          26,859
Osteotech Inc.*                                             773           5,798
Owens & Minor Hldg Co.                                    1,321          21,532
Panera Bread Co.*                                         1,323          36,396
Parexel Intl. Corp.*                                        840          11,894
Pediatrix Med. Grp., Inc.*                                1,230          34,748
Performance Food Group Co.*                               1,910          60,146
PF Chang's China Bistro Inc.*                             1,116          36,962
Phillips Van Heusen Corp.                                 1,301          15,547
Pinnacle Entertainment Inc.*                              1,215           4,824
Prepaid Legal Srvs., Inc.*                                  840          14,406
Priority Healthcare Corp B*                               2,430          54,967
Province Healthcare Co.*                                  2,445          16,284
Radiant Systems Inc.*                                     1,180           9,204
Ralcorp Holdings, Inc.*                                   1,170          29,894
Rare Hospitality International Inc.*                        870          23,342
Regis Corp.                                               2,232          52,006
RehabCare Group Inc.*                                       700    $     12,278
Renal Care Group, Inc.*                                   2,161          63,252
Resmed Inc.*                                              1,690          53,083
Respironics*                                              1,752          54,400
Ruby Tuesday, Inc.                                        3,228          60,138
Russ Berrie & Co., Inc.                                     906          28,131
Ryan's Family Steak House*                                2,086          21,548
Schweitzer-Mauduit, Inc.                                    543          12,478
Shuffle Master Inc*                                         780          15,249
Sierra Health Srvs., Inc.*                                1,072          12,960
Sola International*                                         807          10,152
Sonic Corp.*                                              1,782          40,131
Standard Register Co.                                     1,100          17,853
Steak N Shake Co./The*                                    1,277          12,272
Stride Rite Corp.                                         1,410          11,181
Sunrise Assisted Living Inc.*                               890          21,253
Sybron Dental Specialties Inc.*                           1,583          25,518
Thomas Nelson Inc.*                                         657           6,090
Triarc Co.*                                                 940          25,051
United Stationers Inc.*                                   1,800          37,476
Vital Signs, Inc.                                           595          16,505
Volt Info Sciences, Inc.*                                   830           9,462
Wet Seal Inc.*                                            1,100           7,667
                                                                   ------------
Total Consumer Non-Durable                                            2,842,931
                                                                   ------------

Energy (5.32%)
Atwood Oceanics*                                            550          15,180
Brown (Tom) Inc.*                                         1,990          51,143
Cabot Oil & Gas Corp.                                     1,225          29,486
CAL Dive International Inc.*                              1,420          26,511
Cimarex Energy Co.*                                       2,505          49,799
Energen Corp.                                             1,340          40,763
Evergreen Resources, Inc.*                                  770          34,712
Frontier Oil Corp                                         1,220          19,947
Input/Output, Inc.*                                       1,804           6,945
Lone Star Technologies*                                   1,010          18,503
Maverick Tube Corp.*                                      1,700          29,648
New Jersey Resources                                      1,497          48,009
Newfield Exploration Co.*                                 1,922          65,540
Northwest Natural Gas                                     1,027          25,162
Oceaneering International*                                  978          22,592
Patina Oil & Gas Corp.                                    1,031          34,312
Plains Resources, Inc.*                                   1,097          12,495
Prima Energy Corp.*                                         520          11,253
Seacor Smit Inc.*                                         1,130          42,206
Southern Union Company*                                   2,995          39,474
Southwest Gas                                             1,282          25,961
St. Mary Land & Explor                                    1,136          30,297
Stone Energy Corp.*                                       1,280          43,840
Veritas DGC Inc.*                                         1,330          10,574
                                                                   ------------
Total Energy                                                            734,352
                                                                   ------------

Manufacturing (14.01%)
Actel Corp.*                                                910          14,924
Acuity Brands Inc.                                        1,903          25,310
Adaptec Inc.*                                             4,403          26,814
Alpharma, Inc. Class A                                    1,994          33,400
Arch Chemicals Inc.                                       1,000          16,520
Arctic Cat, Inc.                                          1,301          18,671
Baldor Electric Co.                                       1,486          32,692
Barnes Group, Inc.                                          802          15,398
Brady Corp.                                               1,256          33,447
Brush Wellman Inc.*                                         670           3,397
Buckeye Tech, Inc.*                                       1,414           6,575
Building Material Holding Corp                              596           7,748
Butler Manufacturing                                        373           6,714
CACI International Inc.*                                  1,240          41,999
Cambrex Corp.                                             1,320          31,324
Caraustar Industries*                                       990           7,385
CARBO Ceramics Inc.                                         693          24,428
Castle (A.M.) & Co.*                                        829           3,440

--------------------------------------------------------------------------------
S&P SMALLCAP INDEX FUND     PORTFOLIO OF INVESTMENTS                 2/28/2003
                              CONTINUED (UNAUDITED)
COMPANY                                                  SHARES   VALUE (NOTE 1)
--------------------------------------------------------------------------------
Century Aluminum Company                                    800    $      5,200
Champion Enterprises, Inc.*                               1,554           3,201
Chemed Corp.                                                411          13,645
Chesapeake Corp.                                            550           8,355
Cleveland Cliffs Corp.*                                     320           6,746
Commercial Metals Co.                                     1,260          17,728
Conmed Corp.*                                             1,310          19,912
Cuno Incorporated*                                          670          23,269
Curtiss-Wright Corp.                                        467          25,498
Delta & Pine Land Co.                                     1,496          29,546
Deltic Timber Corp.                                         590          14,573
Electro Scientific Inds., Inc.*                           1,434          24,593
Esterline Technologies Corp.*                               780          13,400
Ethan Allen Interiors, Inc.                               1,778          51,686
Factset Research Sys. Inc.                                1,700          43,503
FEI Company*                                              1,452          22,796
Flir Systems Inc.*                                          670          29,621
Florida Rock Inds                                         1,545          51,634
Fuller (H.B.) Corp.                                       1,251          27,585
Georgia Gulf Corp.                                        1,370          26,085
Gerber Scientific, Inc.*                                    801           5,487
ICU Medical Inc.*                                           700          20,454
Idex Corp.                                                1,630          45,184
Intermagnetics General Corp*                                540           9,148
Intermet Corp.                                            1,323           5,464
K2, Inc.*                                                   669           5,994
Kaydon Corp.                                              1,288          23,184
Kopin Corp.*                                              2,510          11,772
Kronos, Inc.*                                               992          39,422
Kulicke & Soffa Ind.*                                     1,874          10,363
La-Z-Boy Chair Co.                                        2,673          47,446
Libbey Inc.                                                 640          16,032
Lydall, Inc.*                                               745           7,495
Magnetek, Inc.*                                           1,890           6,634
Material Sciences*                                          808           8,290
Methode Electronics CL A                                  1,613          14,323
Midway Games Inc.*                                        1,517           4,551
Mobile Mini Inc*                                            640           9,293
Mueller Industries*                                       1,958          48,206
Myers Industries, Inc.                                    1,258          12,203
OM Group, Inc.                                            1,242          10,507
Omnova Solutions Inc.*                                    1,410           5,006
Pericom Semiconductor Corp.*                              1,010           8,787
Pogo Producing Co.                                        2,795         111,101
PolyOne Corp.                                             5,087          19,483
Pope & Talbot,  Inc.                                      1,121          13,620
QRS Corp.*                                                  510           2,927
Quaker Chemical Corp.                                       421           8,420
Quanex Corp.                                                619          19,560
Regal-Beloit Corp.                                        1,174          18,667
Regeneron Pharm.*                                         2,249          41,247
Rock-Tenn Co.                                             1,568          20,306
Roper Industries, Inc.                                    1,638          47,256
Roxio Inc.*                                                 634           2,853
RTI International Metals*                                   720           6,624
Ryerson Tull, Inc.                                        1,050           6,647
SBS Technologies Inc.*                                      630           5,330
Scotts Company Class A*                                   1,344          67,670
Simpson Manufacturing Co. Inc.*                             980          33,124
Skywest, Inc.                                             2,952          26,420
Standard Motor Products Inc.                                578           8,034
Standard Pacific Corp.                                    1,484          38,243
Standex International Corp.                                 564          10,772
Stillwater Mining Co.*                                    1,590           3,721
Sturm Ruger & Co., Inc.                                   1,223          11,190
Susquehanna Bancshares Inc.                               2,040          43,350
Thomas Industries Inc.                                      680          16,830
Tredegar Industries, Inc.                                 1,643          18,599
Universal Forest Products                                   881          15,065
Valmont Industries                                        1,037          20,170
W D-40 Co.                                                  826          19,156
Watsco, Inc.                                              1,025    $     14,319
Wellman, Inc.                                             1,340          14,217
WMS Industries Inc.*                                      1,310          15,746
Wolverine Tube, Inc.*                                       407           1,669
Zale Corp.*                                               1,564          47,937
                                                                   ------------
Total Manufacturing                                                   1,934,280
                                                                   ------------

Service (4.18%)
Administaff Inc.*                                         1,210           8,833
Avid Technology Inc*                                        870          18,087
Bassett Furniture Inds., Inc.                               637           7,453
Central Parking Corp.                                     1,429          13,733
Corinthian Colleges Inc*                                  2,200          82,456
Hilb, Rogal & Hamilton Co .                               1,440          42,811
Hooper Holmes Inc.                                        2,280          11,081
Hughes Supply, Inc.                                         979          22,713
IMCO Recycling*                                             930           5,580
Insurance Auto Auctions Inc.*                               580           5,278
ITT Educational Services Inc.*                            2,550          68,723
Kroll Inc.*                                               1,419          25,216
Labor Ready Inc.*                                         1,892          10,217
Maximus Inc.*                                             1,130          24,578
Memberworks Inc.*                                           530           9,921
SCP Pool Corp.*                                           1,005          27,537
Spherion Corporation*                                     2,363          14,343
Startek Inc.*                                               610          14,378
TBC Corp.*                                                  973          12,766
Tetra Tech Inc.*                                          2,633          34,650
Tetra Technologies, Inc.*                                   594          12,884
United Natural Foods Inc.*                                  825          19,000
US Oncology Inc.*                                         3,770          29,444
Watson Wyatt & Co Holdings*                               1,400          26,866
Waypoint Financial Corp                                   1,630          28,998
                                                                   ------------
Total Service                                                           577,546
                                                                   ------------

Technology (15.04%)
Advanced Energy Industries*                               1,700          17,442
Allen Telecom, Inc.*                                      1,941          25,524
Alliance Semiconductor Corp.*                             1,590           5,231
Alliant Techsystems, Inc.*                                1,688          81,530
American Mgmt. Systems*                                   2,241          23,755
Amsurg Corp.*                                               900          21,870
Analogic Corp.                                              586          26,622
Analysts Intl. Corp.*                                     1,240           1,860
Anixter Intl.*                                            2,151          50,441
Ansys Inc.*                                                 677          16,086
Armor Holdings Inc*                                       1,353          15,221
Artesyn Technologies Inc.*                                1,210           4,247
Arthrocare Corp.*                                           950           8,569
AstroPower Inc.*                                            870           5,568
ATMI Inc.*                                                1,230          23,124
Aware Inc.*                                                 950           1,976
Axcelis Technologies Inc.*                                4,218          25,519
Barra Inc.*                                               1,100          30,525
BE Aerospace, Inc.*                                       1,228           2,640
BEI Technologies Inc.                                       590           5,753
Bel Fuse Inc.                                               400           7,692
Biosite Inc.*                                               677          21,170
Black Box Corporation                                       990          40,253
Brooktrout Inc.*                                            650           3,445
C&D Technologies Inc.                                     1,110          18,992
Captaris Inc.*                                            1,740           5,116
Catapult Communications Corp.*                              470           3,064
C-COR.net Corporation*                                    1,210           3,594
Cephalon, Inc.*                                           2,511         120,905
Cerner Corp.*                                             1,848          61,391
Checkpoint Systems, Inc.*                                 1,184          11,023
Cognex Corp.*                                             2,399          54,457
Cohu Inc.                                                   740          11,063
Computer Task Group, Inc.*                                1,310           3,812
Consolidated Graphics*                                      549          13,258

--------------------------------------------------------------------------------
S&P SMALLCAP INDEX FUND     PORTFOLIO OF INVESTMENTS                 2/28/2003
                              CONTINUED (UNAUDITED)
COMPANY                                                  SHARES   VALUE (NOTE 1)
--------------------------------------------------------------------------------
Cryolife Inc.*                                              770    $      4,813
Dendrite Intl. Inc.*                                      1,440          13,824
Dionex Corp.*                                               990          32,888
DRS Technologies Inc.*                                      670          15,135
DSP Group, Inc.*                                          1,213          19,372
EDO Corp.                                                   670          10,787
EL Paso Electric Co.*                                     1,780          18,334
Engineered Support Systems Inc.                             750          27,083
Enzo Biochem, Inc.*                                       1,379          17,044
ESS Technology*                                           2,350          15,228
Fair Issac & Co, Inc.                                     2,592         126,593
Filenet Corp.*                                            1,398          17,559
Gencorp Inc.                                              1,430           9,724
General Communication*                                    2,232          12,923
Harmonic Inc.*                                            2,540           9,855
Helix Technology Corp.                                    1,025           7,995
Hutchinson Technology*                                    1,030          22,289
Hyperion Software Corp.*                                  1,535          39,511
Inamed Corp.*                                               680          22,154
Information Holdings Inc.*                                  930          14,973
Insight Enterprises*                                      2,150          16,383
Inter Tel, Inc.                                           1,074          19,611
Itron, Inc.*                                                683          10,238
JDA Software Group Inc*                                   1,200          14,256
Kaman Corp.                                                 850           8,356
Keithley Instruments Inc.                                   700           7,980
Metro One Telecommunications*                               970           5,248
Micro Systems Inc.*                                         740          17,027
Microsemi Corp.*                                          1,170           9,348
MRO Software Inc*                                           740           7,666
Netegrity Inc.*                                           1,000           4,040
NYFIX Inc.*                                               1,180           4,850
Park Electrochemical Corp.                                  869          13,339
Pegasus Solutions Inc.*                                     920           8,915
Pharm. Product Dev.*                                      2,740          85,954
Phoenix Technologies Ltd.*                                1,070           5,136
Photon Dynamics Inc.*                                       781          13,972
Photronics, Inc.*                                         1,589          18,861
Pinnacle Systems Inc.*                                    2,130          20,682
Planar Systems Inc.*                                      1,110          17,316
Power Integrations Inc.*                                    920          19,164
Progress Software Corp.*                                  1,390          21,754
Rainbow Technologies Inc.*                                1,310          10,781
Rogers Corp.*                                               620          17,844
Rudolph Technologies Inc*                                   630           8,688
Serena Software Inc.*                                     1,890          28,350
Skyworks Solutions Inc.*                                  6,222          43,430
Sourcecorp*                                                 630           9,034
SPSS Inc.*                                                  620           6,758
Standard Microsystems Corp.*                                650           9,503
Steel Technologies Inc                                      443           4,714
Supertex Inc.*                                              430           6,338
SurModics Inc.*                                             710          19,916
Symmetricom, Inc.*                                          931           3,510
System Software Assoc., Inc.*                             1,330          10,600
Take-Two Interactive Softwar*                             1,760          36,802
Talx Corp.                                                1,200          14,688
Techne Corp.*                                             1,905          41,377
Teledyne Technologies Inc.*                               1,370    $     17,468
Theragenics Corp.*                                          940           3,111
THQ Inc.*                                                 1,585          19,353
Three-Five Systems Inc.*                                    910           3,576
Tollgrade Communications Inc.*                              550           6,303
Ultratech Stepper, Inc.*                                    853          10,645
Veeco Instruments Inc.*                                   1,530          23,363
Verity Inc.*                                              1,210          20,183
Vialta Inc.*                                                 23               9
Viasat Inc.*                                                890          10,030
Viasys Healthcare Inc.*                                   1,094          13,872
Zebra Tech CL A*                                          1,446          91,214
Zixit Corporation*                                          650           3,088
                                                                   ------------
Total Technology                                                      2,075,466
                                                                   ------------

Transportation (2.77%)
AAR Corp.                                                 1,243           5,531
Arkansas Best Corp                                        1,141          27,042
Atlantic Coast Airlines Holdings Inc.*                    2,240          14,112
Forward Air Corporation*                                    790          14,892
Frontier Airlines Inc.*                                   1,250           5,250
Heartland Express, Inc.*                                  2,660          47,880
Kansas City Southern Industries Inc.*                     2,380          28,917
Kirby Corp.*                                              1,171          27,191
Landstar*                                                   810          43,837
Mesa Air Group Inc.*                                      1,290           4,838
Midwest Express Holdings*                                   740           1,761
Offshore Logistics, Inc.*                                   836          15,433
Roadway Express Inc.                                        880          27,192
US Freightways Corp.                                      1,395          33,912
Werner Enterprises, Inc.                                  2,897          54,319
Yellow Corp.*                                             1,336          30,287
                                                                   ------------
Total Transportation                                                    382,394
                                                                   ------------

Utility (3.60%)
American States Water Co.                                   745          17,493
Atmos Energy Corp.                                        1,898          40,389
Avista Corp.                                              2,050          20,931
Boston Communications Group*                                590           7,540
Central Vermont Public Service Corp                         537           9,048
CH Energy Group Inc.                                        915          37,680
Cleco Corporation                                         2,119          24,771
Laclede Group Inc/The                                       871          19,815
Northwestern Corporation                                    930           2,455
Nuevo Energy Co.*                                           790           9,899
NUI Corp.                                                   440           6,670
Philadelphia Suburban Corp.                               3,452          72,250
Piedmont Natural Gas, Inc.                                1,542          53,060
Remington Oil & Gas Corp.*                                1,197          22,587
Southwestern Energy Co.*                                  1,352          15,818
Swift Energy Co.*                                         1,030           9,589
UGI Corp.                                                 1,120          46,368
UIL Holdings Corp.                                          625          20,563
Unit Corp.*                                               1,650          34,749
Vintage Petroleum, Inc.                                   2,586          25,714
                                                                   ------------
Total Utility                                                           497,389
                                                                   ------------

Total Common Stock (Cost $15,076,966)                                13,377,453
                                                                   ------------

  Par Value
  ---------
Short-Term Investments (3.07 %)
$    300,000    United States Treasury Bills 1.37% 03/20/03 (b)         299,785
      61,898    First American Prime Obligation Fund                     61,898
      61,898    First American Government Obligation Fund                61,898
                                                                   ------------
                Total Short-Term Investments (Cost $423,581)            423,581
                                                                   ------------
                Total Investments (Cost $15,500,547)(a)(99.99%)      13,801,034
                Other Net Assets (0.01%)                                  1,070
                                                                   ------------
                   Net Assets (100.00%)                            $ 13,802,104
                                                                   ============

-------------------------
*    Non- Income Producing Security

--------------------------------------------------------------------------------
S&P SMALLCAP INDEX FUND     PORTFOLIO OF INVESTMENTS                 2/28/2003
                              CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------
(a) Aggregate cost for federal income tax purposes is $15,500,547. At February 28, 2003, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

                Unrealized appreciation                            $  1,608,192
                Unrealized depreciation                              (3,307,705)
                                                                   ------------
                   Net unrealized depreciation                     $ (1,699,513)
                                                                   ============

(b) At February 28, 2003, certain United States Treasury Bills with a market value of $99,928 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at February 28, 2003: (Contracts-$500 times premium/ delivery month/commitment)

                                                                    UNREALIZED
                                                                   DEPRECIATION
                                                                   ------------
                Russell 2000 Stock Index:
                2/Mar 03/Long                                      $    (21,893)
                                                                   ============

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
EQUITY INCOME FUND          PORTFOLIO OF INVESTMENTS                 2/28/2003
                                  (UNAUDITED)
COMPANY                                                  SHARES   VALUE (NOTE 1)
--------------------------------------------------------------------------------
Common Stock (64.98%)
Banking & Financial Service (16.92%)
Bank & Bank Holding Company (3.53%)
Fifth Third Bancorp                                         800    $     42,488
M&T Bank Corporation                                        400          31,608
Marshall and Isley Corp.                                  1,000          26,570
Wells Fargo & Company                                     3,750         170,063
                                                                   ------------
                                                                        270,729
                                                                   ------------
Finance Company (1.44%)
Household International Inc.                              1,500          41,895
National Commerce Financial Corp.                         2,200          53,416
Prudential Financial Inc.                                   500          15,015
                                                                   ------------
                                                                        110,326
                                                                   ------------
Financial Services (0.60%)
MBNA Corp.                                                3,300          45,705
                                                                   ------------
Insurance (5.20%)
Aetna Inc.                                                1,000          42,120
American International Group                              1,779          87,687
Amerivest Properties Inc.                                 1,000           6,180
Fidelity National Fin., Inc.                              1,100          36,113
Marsh & McLennan Cos                                      3,300         134,310
MBIA Inc.                                                   560          21,353
The PMI Group, Inc.                                         800          21,680
XL Capital Ltd.                                             700          49,658
                                                                   ------------
                                                                        399,101
                                                                   ------------
Investment Company (0.55%)
Allied Capital Corp.                                      2,100          42,105
                                                                   ------------
Real Estate (5.60%)
AMB Property Corp.                                        1,300          36,400
Annaly Mortgage Management, Inc.                          4,000          72,440
Boston Properties Inc.                                    1,000          37,200
Istar Financial, Inc.                                     2,000          56,800
Kimco Realty Corp.                                        1,050          35,385
Mills Corp.                                               2,000          58,560
Realty Income Corp.                                       2,800          97,048
SL Green Realty Corp.                                     1,200          35,340
                                                                   ------------
                                                                        429,173
                                                                   ------------
Total Banking & Financial Service                                     1,297,139
                                                                   ------------

Capital Good (1.99%)
Communications & Media (0.28%)
L-3 Communications Holdings*                                600          21,672
                                                                   ------------
Conglomerate (0.65%)
3M Co.                                                      400          50,148
                                                                   ------------
Machinery-Industrial (0.61%)
Caterpillar Inc.                                          1,000          47,000
                                                                   ------------
Pollution Control (0.45%)
Donaldson Co. Inc.                                        1,000    $     34,850
                                                                   ------------
Total Capital Good                                                      153,670
                                                                   ------------

Consumer Cyclical (7.88%)
Auto & Truck (0.43%)
ITT Industries Inc.                                         580          32,613
                                                                   ------------
Auto Parts (0.36%)
Magna International Inc.                                    500          28,015
                                                                   ------------
Housing (1.67%)
AvalonBay Communities Inc.                                1,040          38,178
D.R. Horton, Inc.                                         1,200          21,972
Masco Corp.                                               2,000          36,760
Stanley Works                                             1,200          30,972
                                                                   ------------
                                                                        127,882
                                                                   ------------
Retail-General (4.83%)
Family Dollar Stores                                      1,000          28,220
Gap Inc.                                                  3,000          39,120
Lowe's Companies                                          2,400          94,320
Sears, Roebuck And Co.                                    1,200          26,136
Shopko Stores, Inc.*                                      2,000          21,900
Target Corporation                                        1,400          40,110
TJX Companies Inc.                                        3,000          48,210
Wal-Mart Stores Inc.                                      1,500          72,090
                                                                   ------------
                                                                        370,106
                                                                   ------------
Textile & Apparel (0.59%)
Liz Claiborne Inc.                                        1,600          45,120
                                                                   ------------
Total Consumer Cyclical                                                 603,736
                                                                   ------------

Consumer Non-Durable (11.97%)
Apparel (0.45%)
Ross Store, Inc.                                          1,000          34,210
                                                                   ------------
Business Service (0.77%)
Dial Corp.                                                2,000          36,380
Harland, John H. Co.                                      1,000          22,980
                                                                   ------------
                                                                         59,360
                                                                   ------------
Communications & Media (2.19%)
Harte Hanks, Inc.                                         1,500          27,465
McGraw-Hill Companies Inc.                                2,500         140,600
                                                                   ------------
                                                                        168,065
                                                                   ------------
Cosmetics & Soap (1.03%)
Clorox Company                                              700          29,617
Procter & Gamble Co.                                        600          49,116
                                                                   ------------
                                                                         78,733
                                                                   ------------
Drugs (2.06%)
AmerisourceBergen Corp.                                   1,480          81,400
Baxter International Inc.                                 2,700          76,653
                                                                   ------------
                                                                        158,053
                                                                   ------------

--------------------------------------------------------------------------------
EQUITY INCOME FUND          PORTFOLIO OF INVESTMENTS                 2/28/2003
                              CONTINUED (UNAUDITED)
COMPANY                                                  SHARES   VALUE (NOTE 1)
--------------------------------------------------------------------------------
Food, Beverage & Tobacco (3.30%)
Darden Restaurants Inc.                                   1,350    $     24,044
Fortune Brands Inc.                                       1,000          43,840
Pepsi Bottling Group Inc.                                 1,300          30,225
RJ Reynolds Tobacco Hldgs                                 1,000          39,910
Simon Property Group Inc.                                 1,200          41,568
Tyson Foods, Inc. Cl. A                                   4,200          38,640
Vornado Realty Trust                                      1,000          35,000
                                                                   ------------
                                                                        253,227
                                                                   ------------
Healthcare (1.23%)
Quest Diagnostics, Inc.*                                    500          26,380
Wellpoint Health Networks*                                1,000          68,010
                                                                   ------------
                                                                         94,390
                                                                   ------------
Healthcare Service (0.54%)
UnitedHealth Group Incorporated                             500          41,450
                                                                   ------------
Hospital Supply & Service (0.40%)
Omnicare, Inc.                                            1,200          30,336
                                                                   ------------
Total Consumer Non-Durable                                              917,824
                                                                   ------------

Energy (10.30%)
Energy Raw Materials (0.49%)
Baker Hughes Inc.                                         1,200          37,224
                                                                   ------------
Miscellaneous (0.48%)
Valero Energy Corp.                                         952          37,138
                                                                   ------------
Oil & Gas - Domestic (3.42%)
Apache Corp.                                              1,000          65,280
ConocoPhillips                                            2,691         136,434
Ocean Energy, Inc.                                        3,000          60,210
                                                                   ------------
                                                                        261,924
                                                                   ------------
Oil & Gas - International (4.35%)
ChevronTexaco Corp.                                       1,400          89,838
Exxon Mobil Corp.                                         6,180         210,244
GlobalSantaFe Corp                                        1,500          33,375
                                                                   ------------
                                                                        333,457
                                                                   ------------
Oil & Gas - Service (1.56%)
Diamond Offshore Drilling                                 1,500          32,925
Ensco Intl., Inc.                                         1,800          50,364
Tidewater, Inc.                                           1,200          36,744
                                                                   ------------
                                                                        120,033
                                                                   ------------
Total Energy                                                            789,776
                                                                   ------------

Manufacturing (7.44%)
Building & Housing (0.66%)
Pulte Corp.                                               1,000          50,830
                                                                   ------------
Chemical (1.75%)
OM Group, Inc.                                              500           4,230
Praxair Inc.                                              1,000          52,850
RPM, Inc. Ohio                                            2,000          20,000
Sherwin-Williams Co.                                      1,000          26,700
Thornburg Mortgage Inc.                                   1,500          30,300
                                                                   ------------
                                                                        134,080
                                                                   ------------
Consumer Durable (1.50%)
Coach Inc.*                                               1,200          42,876
Ethan Allen Interiors, Inc.                               1,500          43,605
Leggett & Platt Inc.                                      1,500          28,590
                                                                   ------------
                                                                        115,071
                                                                   ------------
Container (0.35%)
Smurfit-Stone Container Corp.*                            2,000    $     26,480
                                                                   ------------
Gold & Precious Metal (0.32%)
Zale Corp.*                                                 800          24,520
                                                                   ------------
Housing (0.70%)
Lennar Corp.                                              1,000          53,990
                                                                   ------------
Non-Ferrous Metal (1.07%)
Alcoa Inc.                                                3,000          61,500
Engelhard Corp.                                           1,000          20,750
                                                                   ------------
                                                                         82,250
                                                                   ------------
Paper & Forest Product (1.09%)
Boise Cascade Corp.                                       1,000          24,120
Plum Creek Timber Co. Inc. (REIT)                         2,740          59,458
                                                                   ------------
                                                                         83,578
                                                                   ------------
Total Manufacturing                                                     570,799
                                                                   ------------

Service (2.38%)
Business (0.57%)
Moody's Corp.                                             1,000          44,100
                                                                   ------------
Consumer (1.81%)
First Data Corp.                                          4,000         138,600
                                                                   ------------
Total Service                                                           182,700
                                                                   ------------

Technology (2.92%)
Aerospace - Aircraft (0.39%)
General Dynamics Corp.                                      500          29,630
                                                                   ------------
Business-Mechanics & Software (0.49%)
Pitney Bowes Inc.                                         1,200          37,248
                                                                   ------------
Office Equipment (0.47%)
Diebold                                                   1,000          36,360
                                                                   ------------
Software (0.64%)
Reynolds & Reynolds Class A                               2,000          48,900
                                                                   ------------
Telecom Equipment (0.94%)
Alliant Techsystems, Inc.*                                  450          21,735
Northrop Grumman Corp.                                      300          26,010
Raytheon Company                                            900          24,372
                                                                   ------------
                                                                         72,117
                                                                   ------------
Total Technology                                                        224,255
                                                                   ------------

Transportation (0.52%)
Miscellaneous (0.52%)
Harley-Davidson Inc.                                      1,000          39,590
                                                                   ------------
Total Transportation                                                     39,590
                                                                   ------------

Utility (2.66%)
Electric (0.67%)
Cinergy Corp.                                             1,200          38,676
TXU Corporation                                             780          12,457
                                                                   ------------
                                                                         51,133
                                                                   ------------
Energy (1.99%)
Dominion Resources Inc/Va                                   650          35,032
Entergy Corp.                                             1,000          45,550
Exelon Corp.                                                800          39,320
Progress Energy Inc.                                        850          33,065
                                                                   ------------
                                                                        152,967
                                                                   ------------
Total Utility                                                           204,103
                                                                   ------------

Total Common Stock (Cost $5,005,853)                                  4,983,589
                                                                   ------------

  Par Value
  ---------
Short-Term Investments (34.82%)
$  2,200,000    United States Treasury Bills 1.37% 03/20/03(b)        2,198,630
     236,040    First American Prime Obligation Fund                    236,040
     236,040    First American Government Obligation Fund               236,040
                                                                   ------------
                Total Short-Term Investments (Cost $2,670,710)        2,670,710
                                                                   ------------
                Total Investments (Cost $7,676,562)(a) (99.80%)       7,654,299
                Other Net Assets (0.20%)                                 15,301
                                                                   ------------
                   Net Assets (100.00%)                            $  7,669,600
                                                                   ============

--------------------------------------------------------------------------------
EQUITY INCOME FUND          PORTFOLIO OF INVESTMENTS                 2/28/2003
                              CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------
*    Non- Income Producing Security

(a) Aggregate cost for federal income tax purposes is $7,676,562. At February 28, 2003, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

                Unrealized appreciation                            $    532,800
                Unrealized depreciation                                (555,063)
                                                                   ------------
                   Net unrealized depreciation                     $    (22,263)
                                                                   ============

(b At February 28, 2003, certain United States Treasury Bills with a market value of $449,720 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at February 28, 2003: (Contracts-$250 times premium/ delivery month/commitment)

                                                                    UNREALIZED
                                                                   DEPRECIATION
                                                                   ------------
                S&P 500 Index:
                12/Mar 03/Long                                     $   (122,583)
                                                                   ============

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
EUROPEAN GROWTH &          PORTFOLIO OF INVESTMENTS                 2/28/2003
   INCOME FUND                   (UNAUDITED)
COMPANY                                                  SHARES   VALUE (NOTE 1)
--------------------------------------------------------------------------------
Common Stock (60.57%)
Banking & Financial Service (18.29%)
Bank & Bank Holding Company (9.10%)
ABN Amro Holding NV  ADR                                  1,388    $     21,819
Banco Bilbao Vizcaya Argentaria SA  ADR                   3,130          26,386
Banco Santander Central Hispano SA  ADR                   4,600          29,164
Barclays Plc  ADR                                         3,740          86,057
Credit Suisse Group  ADR*                                 1,020          18,972
Deutsche Bank AG  ADR                                       570          23,199
ING Groep NV  ADR                                         1,590          21,354
UBS AG  ADR*                                              1,270          52,959
                                                                   ------------
                                                                        279,910
                                                                   ------------
Finance Company (3.14%)
HSBC Holdings Plc  ADR                                    1,800          96,588
                                                                   ------------
Financial Services (2.44%)
Allianz AG  ADR                                           1,540          11,042
BNP Paribas  ADR                                          1,630          33,731
Lloyds TSB Group Plc  ADR                                 1,350          30,240
                                                                   ------------
                                                                         75,013
                                                                   ------------
Insurance (3.26%)
Aegon NV  ADR                                               975          10,286
Axa  ADR                                                  2,845          34,453
Royal & Sun Alliance Insurance Group  ADR                 1,150           6,716
Swiss Reinsurance  ADR                                      515          27,724
Vivendi Universal  ADR                                    1,012          14,047
Zurich Financial Services AG  ADR                           830           7,039
                                                                   ------------
                                                                        100,265
                                                                   ------------
Investment Company (0.35%)
Prudential Plc  ADR                                       1,016          10,871
                                                                   ------------
Total Banking & Financial Service                                       562,647
                                                                   ------------

Consumer Cyclical (0.86%)
Auto & Truck (0.86%)
DaimlerChrysler AG  ADR                                     870          26,596
                                                                   ------------
Total Consumer Cyclical                                                  26,596
                                                                   ------------

Consumer Non-Durable (15.48%)
Communications & Media (0.15%)
Telefonaktiebolaget LM Ericsson*                            726           4,712
                                                                   ------------
Consumer Product (0.96%)
Unilever NV  ADR                                            520          29,474
                                                                   ------------
Cosmetics & Soap (0.65%)
L'OREAL  ADR                                              1,540          19,885
                                                                   ------------
Drugs (10.01%)
AstraZeneca Plc  ADR                                      1,610    $     51,713
Glaxo SmithKline Plc  ADR                                 2,983         104,554
Novartis  ADR                                             2,890         105,716
Roche Holding AG  ADR                                       765          45,949
                                                                   ------------
                                                                        307,932
                                                                   ------------
Food, Beverage & Tobacco (3.58%)
Diageo Plc  ADR                                             870          34,226
Nestle SA  ADR                                            1,510          75,999
                                                                   ------------
                                                                        110,225
                                                                   ------------
Retail-Food & Drugs (0.13%)
Koninklijke Ahold NV  ADR                                 1,072           3,966
                                                                   ------------
Total Consumer Non-Durable                                              476,194
                                                                   ------------

Energy (12.99%)
Miscellaneous (2.93%)
Total Fina Elf SA  ADR                                    1,370          90,078
                                                                   ------------
Oil & Gas - International (8.91%)
BP Amoco Plc  ADR                                         3,665         139,673
Royal Dutch Petroleum Company  ADR                        2,010          79,737
Shell Transport & Trading Co.  ADR                        1,575          54,700
                                                                   ------------
                                                                        274,110
                                                                   ------------
Oil & Gas - Service (1.15%)
ENI-Ente Nazionale Idrocarburi SpA  ADR                     480          35,376
                                                                   ------------
Total Energy                                                            399,564
                                                                   ------------

Manufacturing (1.40%)
Chemical (0.28%)
Bayer AG  ADR                                               640           8,589
                                                                   ------------
Diversified (1.12%)
Siemens AG  ADR                                             870          34,565
                                                                   ------------
Total Manufacturing                                                      43,154
                                                                   ------------

Technology (4.06%)
Electronic (0.70%)
Koninklijke Philips Electronics NV  ADR                   1,290          21,543
                                                                   ------------
Telecommunications (3.36%)
Deutsche Telekom  ADR                                     2,400          27,528
Nokia OYJ  ADR                                            4,595          60,792
Telecom Italia SpA  ADR                                     220          15,158
                                                                   ------------
                                                                        103,478
                                                                   ------------
Total Technology                                                        125,021
                                                                   ------------

--------------------------------------------------------------------------------
EUROPEAN GROWTH &          PORTFOLIO OF INVESTMENTS                 2/28/2003
   INCOME FUND               CONTINUED (UNAUDITED)
COMPANY                                                  SHARES   VALUE (NOTE 1)
--------------------------------------------------------------------------------
Utility (7.49%)
Electric (.076%)
E.ON AG  ADR                                                550    $     23,513
                                                                   ------------
Telephone (6.32%)
Alcatel SA  ADR                                           1,100           7,799
BT Group PLC  ADR                                           890          22,740
Telefonica SA  ADR*                                       1,495    $     43,170
Vodafone Group PLC  ADR                                   6,670         120,727
                                                                   ------------
                                                                        194,436
                                                                   ------------
Water (0.41%)
Suez SA  ADR                                                950          12,510
                                                                   ------------
Total Utility                                                           230,459
                                                                   ------------
Total Common Stock (Cost $3,027,689)                                  1,863,635
                                                                   ------------

  Par Value
  ---------
Short-Term Investments (13.43%)
$    200,000    United States Treasury Bills 1.37% 03/20/03(b)          199,875
     106,675    First American Government Obligation Fund               106,675
     106,675    First American Prime Obligation Fund                    106,675
                                                                   ------------
                Total Short-Term Investments (Cost $413,225)            413,225
                                                                   ------------
                Total Investments (Cost $3,440,915)(a)(74.00%)        2,276,860
                Other Net Assets (26.00%)                               799,778
                                                                   ------------
                   Net Assets (100.00%)                            $  3,076,638
                                                                   ============

-------------------------
*    Non-Income Producing Security
**   Unsponsored ADR
     ADR - American Depositary Receipts

(a) Aggregate cost for federal income tax purposes is $3,440,915. At February 28, 2003, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

                Unrealized appreciation                            $      7,454
                Unrealized depreciation                              (1,171,509)
                                                                   ------------
                   Net unrealized depreciation                     $ (1,164,055)
                                                                   ============

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
NASDAQ-100 INDEX FUND      PORTFOLIO OF INVESTMENTS                 2/28/2003
                                 (UNAUDITED)
COMPANY                                                  SHARES   VALUE (NOTE 1)
--------------------------------------------------------------------------------
Common Stock (88.44%)
Capital Good (0.26%)
Molex Inc.                                                1,132    $     25,210
                                                                   ------------
Total Capital Good                                                       25,210
                                                                   ------------
Consumer Cyclical (4.07%)
Bed Bath & Beyond Inc.*                                   4,065         134,308
Costco Wholesale Corp.*                                   2,805          85,609
Dollar Tree Stores Inc.*                                  1,270          26,226
Fastenal Co.                                                777          25,843
Gentex Corp.*                                               860          23,117
Paccar Inc.                                               1,518          72,894
Petsmart Inc.*                                            1,621          24,234
                                                                   ------------
Total Consumer Cyclical                                                 392,231
                                                                   ------------
Consumer Non-Durable (14.98%)
Biomet Inc.                                               3,639         110,007
Cintas Group                                              2,396          80,434
Comcast Corp.*                                            5,195         145,928
Dentsply Intl., Inc.                                        790          27,555
Echostar Communications Corp.*                            2,851          75,067
Express Scripts, Inc.*                                      870          44,996
First Health Group Corp.*                                 1,110          26,762
Gilead Services, Inc.*                                    2,260          76,840
Henry Schein Inc.*                                          445          17,800
Human Genome Sciences Inc.*                               1,450           9,846
Idec Pharmaceuticals Corp.*                               1,970          56,638
Medimmune, Inc.*                                          3,061          91,861
Millennium Pharmaceuticals*                               3,470          24,845
PanAmSat Corp.*                                           2,316          32,100
Patterson Dental Co.*                                       700          30,807
Paychex Inc.                                              4,127         108,210
Ross Store, Inc.                                            832          28,463
Staples Inc.*                                             3,634    $     62,905
Starbucks Corp.*                                          6,282         147,313
Telefonaktiebolaget LM Ericsson*                          1,589          10,313
Teva Pharmaceutical Industries Ltd.                       2,100          79,338
USA Networks Inc.*                                        5,053         123,950
Whole Foods Market, Inc.*                                   609          31,102
                                                                   ------------
Total Consumer Non-Durable                                            1,443,080
                                                                   ------------
Energy (0.31%)
Patterson-UTI Energy Inc.*                                  909          30,124
                                                                   ------------
Total Energy                                                             30,124
                                                                   ------------
Manufacturing (6.46%)
Applied Materials Inc.*                                   9,829         127,580
CDW Computer Centers*                                     1,040          45,406
Citrix Systems Inc.*                                      2,347          28,164
Comverse Technology Inc.*                                 2,235          22,797
Dell Computer Corp.*                                     10,311         277,985
Novellus Systems Inc.*                                    1,660          48,389
Sigma-Aldrich                                               800          35,056
Smurfit-Stone Container Corp.*                            2,824          37,390
                                                                   ------------
Total Manufacturing                                                     622,767
                                                                   ------------
Service (2.67%)
Apollo Group Inc.*                                        2,060          95,460
Fiserv, Inc.*                                             2,754          87,853
Lamar Advertising Co.*                                      880          27,606
Mercury Interactive Corp.*                                1,035          33,638
TMP Worldwide Inc.*                                       1,385          12,673
                                                                   ------------
Total Service                                                           257,230
                                                                   ------------

--------------------------------------------------------------------------------
NASDAQ-100 INDEX FUND      PORTFOLIO OF INVESTMENTS                 2/28/2003
                             CONTINUED (UNAUDITED)
COMPANY                                                  SHARES   VALUE (NOTE 1)
--------------------------------------------------------------------------------
Technology (58.73%)
ADC Telecommunications Inc.*                             11,480    $     25,715
Adobe Systems Inc                                         2,664          73,260
Altera Corp.*                                             6,199          77,673
Amazon.com, Inc.*                                         2,863          63,015
American Power Conversion*                                2,142          33,501
Amgen Inc.*                                               6,478         353,958
Apple Computer Inc.*                                      5,686          85,347
BEA Systems Inc.*                                         4,337          42,156
Biogen Inc.*                                              2,142          76,127
Broadcom Corp.*                                           2,020          29,250
Brocade Communications System*                            2,690          10,841
Cephalon, Inc.*                                             580          27,927
Check Point Software Technologies*                        2,840          42,231
Chiron Corp.*                                             2,984         108,976
Ciena Corp.*                                              5,916          32,065
Cisco Systems Inc.*                                      30,104         420,854
Compuware Corp.*                                          2,680           9,889
Ebay, Inc.*                                               2,629         206,166
Electronic Arts*                                          1,610          85,008
Flextronics International Ltd.*                           6,467          56,134
Genzyme Corp.*                                            3,130          97,593
Icos Corp.*                                                 690          13,766
Intel Corp.                                              26,923         464,422
Intuit Inc.*                                              2,749         130,632
Invitrogen Corp*                                            560          17,382
JDS Uniphase Corp.*                                      16,529          47,438
Juniper Networks Inc.*                                    2,810          25,262
Kla-Tencor Corp.*                                         2,637          94,273
Linear Technology Corp.                                   4,782         146,664
Maxim Integrated Products                                 5,220    $    180,299
Microchip Tech                                            1,921          48,889
Microsoft Corp.                                          39,634         939,326
Network Appliance Inc.*                                   3,939          41,832
Nextel Communications Inc.*                              12,167         171,311
Nvidia Corp.*                                             1,970          24,861
Oracle Corporation*                                      23,469         280,689
Peoplesoft Inc.*                                          5,079          86,851
Pixar Inc.*                                                 573          30,936
Qlogic Corp.*                                             1,080          38,243
Qualcomm Inc.*                                           10,308         356,451
RF Micro Devices Inc.*                                    2,088          13,656
Sanmina Corp.*                                            6,453          27,748
Siebel Systems Inc*                                       6,462          55,767
Sun Microsystems Inc.*                                   16,296          56,058
Symantec Corp.*                                           1,780          72,037
Synopsys, Inc.*                                             810          33,032
Tellabs Inc.*                                             2,707          16,459
VeriSign Inc.*                                            2,514          19,383
Veritas Software Corp.*                                   4,841          82,442
Xilinx Inc.*                                              5,164         118,256
Yahoo Inc*                                                3,245          67,658
                                                                   ------------
Total Technology                                                      5,659,709
                                                                   ------------
Transportation (0.96%)
C.H. Robinson Worldwide, Inc.                               932          28,614
Expeditors International Washington Inc.                  1,121          38,327
Ryanair Holdings plc*                                       663          25,327
                                                                   ------------
Total Transportation                                                     92,268
                                                                   ------------
Total Common Stock (Cost $18,311,639)                                 8,522,619
                                                                   ------------

  Par Value
  ---------
Short-Term Investments (11.07%)
$    500,000    United States Treasury Bills 1.37% 03/20/03(b)          499,690
     283,391    First American Prime Obligation Fund                    283,391
     283,391    First American Government Obligation Fund               283,391
                                                                   ------------
                Total Short-Term Investments (Cost $1,066,472)        1,066,472
                                                                   ------------
                Total Investments (Cost $19,378,111)(a)(99.51%)       9,589,091
                Other Net Assets (0.49%)                                 47,771
                                                                   ------------
                   Net Assets (100.00%)                            $  9,636,862
                                                                   ============

------------------------
*    Non- Income Producing Security
     ADR- American Depositary Receipts.

(a) Aggregate cost for federal income tax purposes is $19,378,111. At February 28, 2003, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

                Unrealized appreciation                            $    237,431
                Unrealized depreciation                             (10,026,451)
                                                                   ------------
                   Net unrealized depreciation                     $ (9,789,020)
                                                                   ============

(b At February 28, 2003, certain United States Treasury Bills with a market value of $199,876 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at February 28, 2003: (Contracts-$20 times premium/ delivery month/commitment)

                                                                    UNREALIZED
                                                                   DEPRECIATION
                                                                   ------------
                Nasdaq 100 E-mini Futures:
                56/Mar 03/Long                                     $     (7,358)
                                                                   ============

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                        STATEMENT OF ASSETS & LIABILITES
                               FEBRUARY 28, 2003
                                   (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                    California
                                                               California Tax-  California Tax-      Insured       Short-Term U.S
                                                                 Free Money       Free Income      Intermediate      Government
                                                                 Market Fund          Fund             Fund           Bond Fund
                                                                =================================================================
ASSETS
  Investments at market value (identified cost
  $87,745,874, $170,130,648, $27,434,455, $10,663,432,
  $31,260,146, and $50,501,183 respectively)(Note 1)            $  87,745,874    $ 190,720,577    $  28,675,991    $  10,732,115
  Cash                                                                 48,410           23,692           84,515           20,827
  Interest receivable                                                 184,938        1,953,333          296,023           70,322
                                                                ----------------------------------------------------------------
    Total Assets                                                   87,979,222      192,697,602       29,056,529       10,823,264
                                                                ----------------------------------------------------------------
LIABILITIES
  Payable to Investment Advisor                                        18,089           69,698            7,825              954
  Accrued expenses                                                      8,111           36,626            2,474            1,590
  Distributions payable                                                40,757          552,478           62,115           17,028
                                                                ----------------------------------------------------------------
    Total Liabilities                                                  66,957          658,802           72,414           19,572
                                                                ----------------------------------------------------------------

NET ASSETS:
  (Applicable to 87,978,911;  14,693,551; 2,631,984;
  1,064,265; 3,031,323 and 50,500,536 shares of beneficial
  interest with no par value, unlimited number of shares
  authorized)                                                   $  87,912,265    $ 192,038,800    $  28,984,115    $  10,803,692
                                                                ================================================================
PRICING OF SHARES:
  Net asset value, offering and redemption price per share
  $87,912,265 / 87,978,911 shares                               $        1.00
                                                                =============
  $192,038,800 / 14,693,551 shares                                               $       13.07
                                                                                 =============
  $28,984,115 /2,631,984 shares                                                                   $       11.01
                                                                                                  =============
  $10,803,692 / 1,064,265 shares                                                                                   $       10.15
                                                                                                                   =============
  $32,952,411 / 3,031,323 shares

  $50,502,745 / 50,500,536 shares


  Net Assets at February 28, 2003 consist of:
  Paid-in capital                                               $  87,930,381    $ 170,447,844    $  27,659,086    $  10,729,359
  Undistributed net investment income (deficit)                            --          437,002           16,790              530
  Accumulated net realized gains(losses)                              (18,116)         564,025           66,703            5,120
  Unrealized appreciation of investments                                   --       20,589,929        1,241,536           68,683
                                                                ----------------------------------------------------------------
                                                                $  87,912,265    $ 192,038,800    $  28,984,115    $  10,803,692
                                                                ================================================================

                                                                   U.S.           The United
                                                                Government      States Treasury
                                                              Securities Fund        Trust
                                                              =================================
ASSETS
  Investments at market value (identified cost
  $87,745,874, $170,130,648, $27,434,455, $10,663,432,
  $31,260,146, and $50,501,183 respectively)(Note 1)            $  32,823,128    $  50,501,183
  Cash                                                                 32,463           48,658
  Interest receivable                                                 216,358               --
                                                                ------------------------------
    Total Assets                                                   33,071,949       50,549,841
                                                                ------------------------------
LIABILITIES
  Payable to Investment Advisor                                        11,320            8,464
  Accrued expenses                                                      1,515           10,057
  Distributions payable                                               106,703           28,575
                                                                ------------------------------
    Total Liabilities                                                 119,538           47,096
                                                                ------------------------------

NET ASSETS:
  (Applicable to 87,978,911;  14,693,551; 2,631,984;
  1,064,265; 3,031,323 and 50,500,536 shares of beneficial
  interest with no par value, unlimited number of shares
  authorized)                                                   $  32,952,411    $  50,502,745
                                                                ==============================
PRICING OF SHARES:
  Net asset value, offering and redemption price per share
  $87,912,265 / 87,978,911 shares

  $192,038,800 / 14,693,551 shares

  $28,984,115 /2,631,984 shares

  $10,803,692 / 1,064,265 shares

  $32,952,411 / 3,031,323 shares                                $       10.87
                                                                =============
  $50,502,745 / 50,500,536 shares                                                $        1.00
                                                                                 =============

  Net Assets at February 28, 2003 consist of:
  Paid-in capital                                               $  31,717,596    $  50,500,719
  Undistributed net investment income (deficit)                         3,727               --
  Accumulated net realized gains(losses)                             (331,894)           2,026
  Unrealized appreciation of investments                            1,562,982               --
                                                                ------------------------------
                                                                $  32,952,411    $  50,502,745
                                                                ==============================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                        STATEMENT OF ASSETS & LIABILITES
                               FEBRUARY 28, 2003
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                S&P 500 Index     S&P MidCap      S&P SmallCap     Equity Income
                                                                    Fund          Index Fund       Index Fund          Fund
                                                                ================================================================
ASSETS
  Investments at market value (identified cost $92,247,600
  $91,010,369, $15,500,547, $7,676,562, $3,440,915, and
  $19,378,111 respectively)(Note 1)                             $  79,924,551    $  83,549,239    $  13,801,034    $   7,654,299
  Cash                                                                     --               --               --               --
  Interest receivable                                                   2,053            1,081              211              414
  Dividends receivable                                                154,599           87,076            8,463            9,849
  Receivable for fund shares sold                                     100,000           10,620                7               --
  Variation margin receivable                                           9,560           14,790               --            8,100
  Due from Investment Advisor                                              --               --               --              560
                                                                ----------------------------------------------------------------
    Total Assets                                                   80,190,763       83,662,806       13,809,715        7,672,662
                                                                ----------------------------------------------------------------

LIABILITIES
  Payable for fund shares repurchased                                      --               --               --               --
  Variation margin payable                                                 --               --              150               --
  Payable to Investment Advisor                                           997           16,513            2,770            2,041
  Accrued expenses                                                      6,354            7,385            4,691            1,021
                                                                ----------------------------------------------------------------
    Total Liabilities                                                   7,351           23,898            7,611            3,062
                                                                ----------------------------------------------------------------

NET ASSETS:
  (Applicable to 4,728,354; 6,240,049; 1,295,280;
  746,276; 584,710 and 3,758,518 shares of beneficial
  interest with no par value, unlimited number of shares
  authorized)                                                   $  80,183,412    $  83,638,908    $  13,802,104    $   7,669,600
                                                                ================================================================
PRICING OF SHARES:
  Net asset value, offering and redemption price per share
  $80,183,412 / 4,728,354 shares                                $       16.96
                                                                =============
  $83,638,908 / 6,240,049 shares                                                 $       13.40
                                                                                 =============
  $13,802,104 / 1,295,280 shares                                                                  $       10.66
                                                                                                  =============
  $7,669,600 / 746,276 shares                                                                                      $       10.28
                                                                                                                   =============
  $3,076,638 / 584,710 shares

  $9,636,862 / 3,758,518 shares


  Net Assets at February 28, 2003 consist of:
  Paid-in capital                                               $ 103,091,807    $  95,110,523    $  15,606,624    $   8,762,941
  Undistributed net investment income (deficit)                       244,482          127,540            3,332           13,574
  Accumulated net realized losses                                 (10,746,181)      (4,142,354)         (86,446)        (962,069)
  Unrealized depreciation of investments                          (12,323,049)      (7,461,130)      (1,699,513)         (22,263)
  Unrealized appreciation (depreciation) of futures contracts         (83,647)           4,329          (21,893)        (122,583)
                                                                ----------------------------------------------------------------
                                                                $  80,183,412    $  83,638,908    $  13,802,104    $   7,669,600
                                                                ================================================================

                                                                  European
                                                                  Growth &        Nasdaq-100
                                                                 Income Fund      Index Fund
                                                                ==============================
ASSETS
  Investments at market value (identified cost $92,247,600
  $91,010,369, $15,500,547, $7,676,562, $3,440,915, and
  $19,378,111 respectively)(Note 1)                             $   2,276,860    $   9,589,091
  Cash                                                                232,399               --
  Interest receivable                                                     170              488
  Dividends receivable                                                  8,834            4,941
  Receivable for fund shares sold                                     559,500           30,649
  Variation margin receivable                                              --           14,560
  Due from Investment Advisor                                              --
                                                                ------------------------------
    Total Assets                                                    3,078,323        9,639,729
                                                                ------------------------------

LIABILITIES
  Payable for fund shares repurchased                                      --            2,670
  Variation margin payable                                                 --               --
  Payable to Investment Advisor                                            --              406
  Accrued expenses                                                      1,685             (209)
                                                                ------------------------------
    Total Liabilities                                                   1,685            2,867
                                                                ------------------------------

NET ASSETS:
  (Applicable to 4,728,354; 6,240,049; 1,295,280;
  746,276; 584,710 and 3,758,518 shares of beneficial
  interest with no par value, unlimited number of shares
  authorized)                                                   $   3,076,638    $   9,636,862
                                                                ==============================
PRICING OF SHARES:
  Net asset value, offering and redemption price per share
  $80,183,412 / 4,728,354 shares

  $83,638,908 / 6,240,049 shares

  $13,802,104 / 1,295,280 shares

  $7,669,600 / 746,276 shares

  $3,076,638 / 584,710 shares                                   $        5.26
                                                                =============
  $9,636,862 / 3,758,518 shares                                                  $        2.56
                                                                                 =============

  Net Assets at February 28, 2003 consist of:
  Paid-in capital                                               $   4,443,014    $  27,598,090
  Undistributed net investment income (deficit)                        (3,157)         (15,916)
  Accumulated net realized losses                                    (199,164)      (8,148,934)
  Unrealized depreciation of investments                           (1,164,055)      (9,789,020)
  Unrealized appreciation (depreciation) of futures contracts              --           (7,358)
                                                                ------------------------------
                                                                $   3,076,638    $   9,636,862
                                                                ==============================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2003
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                       California       Short-Term
                                                                      California Tax- California Tax-    Insured           U.S.
                                                                        Free Money      Free Income    Intermediate     Government
                                                                        Market Fund        Fund            Fund          Bond Fund
                                                                      =============================================================
Investment Income
  Interest income                                                      $    593,869    $  4,371,871    $    499,325    $    146,951
                                                                       ------------------------------------------------------------

Expenses
  Management fees (Note 2)                                                  235,651         465,838          69,131          27,021
  Transfer agent fees                                                        19,248          32,313           6,763           5,666
  Accounting services                                                        33,146          64,572          11,823           6,169
  Custodian fees                                                              5,200           8,775           1,466           1,196
  Legal and audit fees                                                       10,500          19,809           3,997           2,716
  Trustees fees                                                               2,888           2,919           3,034           1,001
  Insurance                                                                   1,317           1,087             400             184
  Printing                                                                      946           2,909             396             293
  Registration & dues                                                         1,087           3,569             584           1,263
                                                                       ------------------------------------------------------------
    Total Expenses                                                          309,983         601,791          97,594          45,509
      Less reimbursement from manager (Note 2)                             (120,463)             --         (21,234)        (21,042)
                                                                       ------------------------------------------------------------
    Net Expenses                                                            189,520         601,791          76,360          24,467
                                                                       ------------------------------------------------------------
      Net Investment Income                                                 404,349       3,770,080         422,965         122,484
                                                                       ------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments
  Net realized gain (loss) from security transactions                        (3,275)      1,089,646         425,535          34,065
  Change in unrealized appreciation of investments                               --        (593,049)       (426,096)        (55,237)
                                                                       ------------------------------------------------------------
  Net realized and unrealized gain (loss) on
    investments                                                              (3,275)        496,597            (561)        (21,172)
                                                                       ------------------------------------------------------------
  Net increase in net assets resulting from
    Operations                                                         $    401,074    $  4,266,677    $    422,404    $    101,312
                                                                       ============================================================

                                                                           U.S.         The United
                                                                        Government        States
                                                                        Securities       Treasury
                                                                           Fund            Trust
                                                                       ============================
Investment Income
  Interest income                                                      $    860,816    $    329,056
                                                                       ----------------------------

Expenses
  Management fees (Note 2)                                                   82,073         115,751
  Transfer agent fees                                                         8,214          12,571
  Accounting services                                                        13,493          20,551
  Custodian fees                                                              2,463           3,176
  Legal and audit fees                                                        4,377           7,277
  Trustees fees                                                                 993           1,088
  Insurance                                                                     476             785
  Printing                                                                    1,031           1,011
  Registration & dues                                                         1,565           3,491
                                                                       ----------------------------
    Total Expenses                                                          114,685         165,701
      Less reimbursement from manager (Note 2)                               (7,989)        (65,248)
                                                                       ----------------------------
    Net Expenses                                                            106,696         100,453
                                                                       ----------------------------
      Net Investment Income                                                 754,120         228,603
                                                                       ----------------------------

Realized and Unrealized Gain (Loss) on Investments
  Net realized gain (loss) from security transactions                       153,075          (5,149)
  Change in unrealized appreciation of investments                          286,243              --
                                                                       ----------------------------
  Net realized and unrealized gain (loss) on
    investments                                                             439,318          (5,149)
                                                                       ----------------------------
  Net increase in net assets resulting from
    Operations                                                         $  1,193,438    $    223,454
                                                                       ============================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2003
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      S&P 500 Index     S&P MidCap     S&P SmallCap    Equity Income
                                                                           Fund         Index Fund      Index Fund         Fund
                                                                       ============================================================
Investment Income
  Interest income                                                      $      8,606    $     42,885    $      3,749    $     17,927
  Dividend income                                                           809,907         535,167          66,807          68,233
                                                                       ------------------------------------------------------------
    Total                                                                   818,513         578,052          70,556          86,160
                                                                       ------------------------------------------------------------
Expenses
  Management fees (Note 2)                                                  107,976         180,674          36,400          19,474
  Transfer agent fees                                                        24,038          15,894           9,103           5,624
  Accounting services                                                        32,828          33,136           7,352           5,199
  Custodian fees                                                              7,492           7,513           5,596           1,003
  Legal and audit fees                                                       11,560          10,463           3,028           2,442
  Trustees fees                                                                 977             977             988             990
  Insurance                                                                   1,659           1,342             230             118
  Printing                                                                    3,955           3,101           1,201             618
  Registration & dues                                                         4,145           7,542           2,637           1,141
  Licensing fee                                                               6,658           4,914             778              --
                                                                       ------------------------------------------------------------
    Total Expenses                                                          201,288         265,556          67,313          36,609
      Less reimbursement from manager (Note 2)                             (112,990)        (82,864)        (19,992)         (5,450)
                                                                       ------------------------------------------------------------
    Net Expenses                                                             88,298         182,692          47,321          31,159
                                                                       ------------------------------------------------------------
      Net Investment Income (loss)                                          730,215         395,360          23,235          55,001
                                                                       ------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments
  Net realized gain (loss) from security transactions                     1,836,043          25,746         (52,632)          9,079
  Net realized loss from futures contracts                                 (183,198)       (605,875)        (64,846)        (46,072)
  Change in unrealized appreciation (depreciation) of
    investments                                                          (8,869,765)     (7,244,615)     (1,099,360)       (596,959)
  Change in unrealized appreciation (depreciation) of
    futures contracts                                                       (42,434)         87,558          (1,705)       (168,319)
                                                                       ------------------------------------------------------------
  Net realized and unrealized gain (loss) on
    investments                                                          (7,259,354)     (7,737,186)     (1,218,543)       (802,271)
                                                                       ------------------------------------------------------------
  Net increase (decrease) in net assets resulting from
    Operations                                                         $ (6,529,139)   $ (7,341,826)   $ (1,195,308)   $   (747,270)
                                                                       ============================================================

                                                                         European
                                                                         Growth &       Nasdaq-100
                                                                        Income Fund     Index Fund
                                                                       ============================
Investment Income
  Interest income                                                      $      1,539    $      5,387
  Dividend income                                                            17,289           8,831
                                                                       ----------------------------
    Total                                                                    18,828          14,218
                                                                       ----------------------------
Expenses
  Management fees (Note 2)                                                    9,871          23,203
  Transfer agent fees                                                         5,152          10,129
  Accounting services                                                         3,425           5,722
  Custodian fees                                                              2,085           2,631
  Legal and audit fees                                                        1,943           2,704
  Trustees fees                                                               1,039           1,004
  Insurance                                                                      47             149
  Printing                                                                      456           1,371
  Registration & dues                                                           408           2,161
  Licensing fee                                                                  --           2,517
                                                                       ----------------------------
    Total Expenses                                                           24,426          51,591
      Less reimbursement from manager (Note 2)                              (13,393)        (21,457)
                                                                       ----------------------------
    Net Expenses                                                             11,033          30,134
                                                                       ----------------------------
      Net Investment Income (loss)                                            7,795         (15,916)
                                                                       ----------------------------

Realized and Unrealized Gain (Loss) on Investments
  Net realized gain (loss) from security transactions                         1,804      (2,108,114)
  Net realized loss from futures contracts                                       --         (15,580)
  Change in unrealized appreciation (depreciation) of
    investments                                                            (274,548)      2,651,770
  Change in unrealized appreciation (depreciation) of
    futures contracts                                                            --          (7,524)
                                                                       ----------------------------
  Net realized and unrealized gain (loss) on
    investments                                                            (272,744)        520,552
                                                                       ----------------------------
  Net increase (decrease) in net assets resulting from
    Operations                                                         $   (264,949)   $    504,636
                                                                       ============================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                             California Tax-Free Money         California Tax-Free           California Insured
                                                    Market Fund                   Income Fund                 Intermediate Fund
                                           ----------------------------  ----------------------------  ----------------------------
                                             Six Months                    Six Months                    Six Months
                                           Ended February   Year Ended   Ended February   Year Ended   Ended February   Year Ended
                                              28, 2003      August 31,      28, 2003      August 31,      28, 2003      August 31,
                                            (Unaudited)        2002       (Unaudited)        2002       (Unaudited)        2002
                                           ========================================================================================
Operations
  Net investment income                     $    404,349   $  1,164,353   $  3,770,080   $  8,127,685   $    422,965   $    884,604
  Net realized gain (loss) on investments         (3,275)            --      1,089,646      2,155,581        425,535        334,245
  Change in unrealized
    appreciation of investments                       --             --       (593,049)       943,525       (426,096)       289,763
                                            ---------------------------------------------------------------------------------------
  Net increase in net assets resulting
    from operations                              401,074      1,164,353      4,266,677     11,226,791        422,404      1,508,612
  Undistributed investment income
    included in price of shares sold
    and repurchased                                   --             --        (32,992)        18,559            458          7,021

Distributions to Shareholders
  Distributions from net investment
    income                                      (404,349)    (1,164,353)    (3,775,266)    (8,024,995)      (425,341)      (883,953)
  Distributions from realized capital
    gains on investments                              --             --     (2,384,620)    (1,633,202)      (511,265)      (303,017)
Capital Share Transactions
  Increase (decrease) in net assets
    resulting from capital share
    transactions                              (5,455,464)    (6,149,358)   (12,943,659)     4,035,715      2,392,652      3,827,866
                                            ---------------------------------------------------------------------------------------
  Total increase (decrease)                   (5,458,739)    (6,149,358)   (14,869,860)     5,622,868      1,878,908      4,156,529
Net Assets
  Beginning of period                         93,371,004     99,520,362    206,908,660    201,285,792     27,105,207     22,948,678
                                            ---------------------------------------------------------------------------------------
  End of period *                           $ 87,912,265   $ 93,371,004   $192,038,800   $206,908,660   $ 28,984,115   $ 27,105,207
                                            =======================================================================================
  *Including undistributed net
  investment income of:                     $         --   $         --   $    437,002   $    442,188   $     16,790   $     19,166
                                            =======================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                   Short-Term U.S.               U.S. Government             The United States
                                                Government Bond Fund             Securities Fund               Treasury Trust
                                           ----------------------------  ----------------------------  ----------------------------
                                             Six Months                    Six Months                    Six Months
                                           Ended February   Year Ended   Ended February   Year Ended   Ended February   Year Ended
                                              28, 2003      August 31,      28, 2003      August 31,      28, 2003      August 31,
                                            (Unaudited)        2002       (Unaudited)        2002       (Unaudited)        2002
                                           ========================================================================================
Operations
  Net investment income                     $    122,484   $    320,180   $    754,120   $  1,386,295   $    228,603   $    920,094
  Net realized gain (loss) on investments         34,065        110,120        153,075        360,470         (5,149)        11,358
  Change in unrealized
    appreciation of investments                  (55,237)        (6,627)       286,243        197,330             --             --
                                            ---------------------------------------------------------------------------------------
  Net increase in net assets resulting
    from operations                              101,312        423,673      1,193,438      1,944,095        223,454        931,452
  Undistributed investment income
    included in price of shares sold
    and repurchased                                 (496)        (7,175)        (4,453)        12,315             --             --

Distributions to Shareholders
  Distributions from net investment
    income                                      (123,314)      (318,820)      (759,381)    (1,651,229)      (228,603)      (920,149)
  Distributions from realized capital
    gains on investments                              --       (165,875)            --       (382,541)            --        (13,608)
Capital Share Transactions
  Increase (decrease) in net assets
    resulting from capital share
    transactions                                (116,192)      (612,838)      (752,040)     6,087,346       (505,142)    (8,744,503)
                                            ---------------------------------------------------------------------------------------
  Total increase (decrease)                     (138,690)      (681,035)      (322,436)     6,009,986       (510,291)    (8,746,808)
Net Assets
  Beginning of period                         10,942,382     11,623,417     33,274,847     27,264,861     51,013,036     59,759,844
                                            ---------------------------------------------------------------------------------------
  End of period*                            $ 10,803,692   $ 10,942,382   $ 32,952,411   $ 33,274,847   $ 50,502,745   $ 51,013,036
                                            =======================================================================================
  *Including undistributed net
  investment income of:                     $        530   $      1,360   $      3,727   $      8,988   $         --   $         --
                                            =======================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                      S&P 500                     S&P MidCap                   S&P SmallCap
                                                    Index Fund                    Index Fund                    Index Fund
                                           ----------------------------  ----------------------------  ----------------------------
                                             Six Months                    Six Months                    Six Months
                                           Ended February   Year Ended   Ended February   Year Ended   Ended February   Year Ended
                                              28, 2003      August 31,      28, 2003      August 31,      28, 2003      August 31,
                                            (Unaudited)        2002       (Unaudited)        2002       (Unaudited)        2002
                                           ========================================================================================
Operations
  Net investment income                     $    730,215   $  1,797,392   $    395,360   $    735,462   $     23,235   $     36,811
  Net realized gain (loss) on investments      1,836,043     10,208,449         25,746        587,063        (52,632)       641,633
  Net realized loss on futures contracts        (183,198)    (4,503,980)      (605,875)    (2,641,626)       (64,846)      (721,754)
  Change in unrealized appreciation
    (depreciation) of investments             (8,869,765)   (35,410,186)    (7,244,615)    (9,834,750)    (1,099,360)    (1,897,934)
  Change in unrealized appreciation
    (depreciation) of futures contracts          (42,434)     2,150,192         87,558        250,898         (1,705)       143,320
                                            ---------------------------------------------------------------------------------------
  Net decrease in net
    assets resulting from operations          (6,529,139)   (25,758,133)    (7,341,826)   (10,902,953)    (1,195,308)    (1,797,924)
  Undistributed investment income
    included in price of shares sold
    and repurchased                              (14,182)       (50,153)       (12,590)        23,030           (360)         1,019

Distributions to Shareholders
  Distributions from net investment
    income                                      (774,689)    (1,839,168)      (398,509)      (656,257)       (19,903)       (51,088)
  Distributions from realized capital
    gains on investments                              --             --             --       (308,749)       (51,779)            --
Capital Share Transactions
  Increase (decrease) in net assets
    resulting from capital share
    transactions                              (6,459,398)   (19,781,595)    (5,198,405)    25,142,164       (743,798)     3,435,465
                                            ---------------------------------------------------------------------------------------
  Total increase (decrease)                  (13,777,408)   (47,429,049)   (12,951,330)    13,297,235     (2,011,148)     1,587,472
Net Assets
  Beginning of period                         93,960,820    141,389,869     96,590,238     83,293,003     15,813,252     14,225,780
                                            ---------------------------------------------------------------------------------------
  End of period*                            $ 80,183,412   $ 93,960,820   $ 83,638,908   $ 96,590,238   $ 13,802,104   $ 15,813,252
                                            =======================================================================================
  *Including undistributed net
  investment income of:                     $    244,482   $    288,956   $    127,540   $    130,689   $      3,332   $         --
                                            =======================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                               European Growth &
                                                Equity Income Fund                Income Fund              Nasdaq-100 Index Fund
                                             ----------------------------  ----------------------------  ---------------------------
                                             Six Months                    Six Months                    Six Months
                                           Ended February   Year Ended   Ended February   Year Ended   Ended February   Year Ended
                                              28, 2003      August 31,      28, 2003      August 31,      28, 2003      August 31,
                                            (Unaudited)        2002       (Unaudited)        2002       (Unaudited)        2002
                                           ========================================================================================
Operations
  Net investment income (loss)              $     55,001   $    123,883   $      7,795   $     31,039   $    (15,916)  $    (13,640)
  Net realized gain (loss) on investments          9,079         25,247          1,804       (146,705)    (2,108,114)    (2,289,735)
  Net realized loss on futures contracts         (46,072)       (95,107)            --             --        (15,580)    (2,064,615)
  Change in unrealized appreciation
    (depreciation) of investments               (596,959)      (660,004)      (274,548)      (342,973)     2,651,770     (1,047,451)
  Change in unrealized appreciation
    (depreciation) of futures contracts         (168,319)       114,826             --             --         (7,524)       704,894
                                            ---------------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets resulting from operations            (747,270)      (491,155)      (264,949)      (458,639)       504,636     (4,710,547)
  Undistributed investment income
    included in price of shares sold
    and repurchased                                  451           (105)         1,205          2,895            180         (1,856)

Distributions to Shareholders
  Distributions from net investment
    income                                       (64,113)      (122,794)       (10,952)       (34,775)            --        (18,789)
Capital Share Transactions
  Increase (decrease) in net assets
    resulting from capital share
    transactions                                 219,559         80,544        994,077        741,521        (58,819)     2,532,278
                                            ---------------------------------------------------------------------------------------
  Total increase (decrease)                     (591,373)      (533,510)       719,381        251,002        445,997     (2,198,914)
Net Assets
  Beginning of period                          8,260,973      8,794,483      2,357,257      2,106,255      9,190,865     11,389,779
                                            ---------------------------------------------------------------------------------------
  End of period*                            $  7,669,600   $  8,260,973   $  3,076,638   $  2,357,257   $  9,636,862   $  9,190,865
                                            =======================================================================================
  *Including undistributed net
  investment income deficit of:             $     13,574   $     22,686   $     (3,157)  $         --   $    (15,916)  $         --
                                            =======================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                        California Tax-Free Income Fund
                                                        -------------------------------
                                              Six Months Ended                      Year Ended
                                        February 28, 2003 (Unaudited)            August 31, 2002
                                       ----------------------------------------------------------------
                                            Shares          Value             Shares         Value
                                       ----------------------------------------------------------------
Shares sold ........................       3,477,006    $  45,341,840        9,401,276    $ 121,402,518
Shares issued in reinvestment of
  distributions ....................         344,030        4,469,082          580,372        7,492,647
                                       ----------------------------------------------------------------
                                           3,821,036       49,810,922        9,981,648      128,895,165
Shares repurchased .................      (4,758,729)     (62,754,581)      (9,632,416)    (124,859,450)
                                       ----------------------------------------------------------------
  Net increase (decrease) ..........        (937,693)   $ (12,943,659)         349,232    $   4,035,715
                                       ================================================================

                                                      California Insured Intermediate Fund
                                                      ------------------------------------
                                              Six Months Ended                      Year Ended
                                        February 28, 2003 (Unaudited)            August 31, 2002
                                       ----------------------------------------------------------------
                                            Shares          Value             Shares         Value
                                       ----------------------------------------------------------------
Shares sold ........................         507,111    $   5,675,525          564,939    $   6,220,323
Shares issued in reinvestment of
  distributions ....................          61,321          670,437           80,255          875,749
                                       ----------------------------------------------------------------
                                             568,432        6,345,962          645,194        7,096,072
Shares repurchased .................        (353,201)      (3,953,310)        (298,052)      (3,268,206)
                                       ----------------------------------------------------------------
  Net increase (decrease) ..........         215,231    $   2,392,652          347,142    $   3,827,866
                                       ================================================================

                                            California Tax-Free                The United States
                                                Money Market                     Treasury Trust
                                            -------------------                -----------------
                                       Six Months Ended   Year Ended    Six Months Ended    Year Ended
                                       February 28, 2003  August 31,    February 28, 2003   August 31,
                                          (Unaudited)        2002          (Unaudited)         2002
                                       -------------    -------------    -------------    -------------
                                        Shares/Value     Shares/Value     Shares/Value     Shares/Value
                                       ----------------------------------------------------------------
Shares sold ........................      37,936,339      101,150,594       60,713,234      111,938,441
Shares issued in reinvestment of
  distributions ....................         348,376        1,114,305          193,070          878,694
                                       ----------------------------------------------------------------
                                          38,284,715      102,264,899       60,906,304      112,817,135
Shares repurchased .................     (43,740,179)    (108,414,257)     (61,411,446)    (121,561,638)
                                       ----------------------------------------------------------------
  Net decrease .....................      (5,455,464)      (6,149,358)        (505,142)      (8,744,503)
                                       ================================================================

                                                     Short-Term U.S. Government Bond Fund
                                                     ------------------------------------
                                              Six Months Ended                      Year Ended
                                        February 28, 2003 (Unaudited)            August 31, 2002
                                       ----------------------------------------------------------------
                                            Shares          Value             Shares         Value
                                       ----------------------------------------------------------------
Shares sold ........................         186,419    $   1,896,151          766,546    $   7,819,082
Shares issued in reinvestment of
  distributions ....................           8,414           85,619           41,401          421,484
                                       ----------------------------------------------------------------
                                             194,833        1,981,770          807,947        8,240,566
Shares repurchased .................        (206,249)      (2,097,962)        (867,372)      (8,853,404)
                                       ----------------------------------------------------------------
  Net decrease .....................         (11,416)   $    (116,192)         (59,425)   $    (612,838)
                                       ================================================================

                                                       U.S. Government Securities Fund
                                                       -------------------------------
                                              Six Months Ended                      Year Ended
                                        February 28, 2003 (Unaudited)            August 31, 2002
                                       ----------------------------------------------------------------
                                            Shares          Value             Shares         Value
                                       ----------------------------------------------------------------
Shares sold ........................         557,862    $   5,989,949          872,674    $   9,276,151
Shares issued in reinvestment of
  distributions ....................          52,055          560,209          165,219        1,754,686
                                       ----------------------------------------------------------------
                                             609,917        6,550,158        1,037,893       11,030,837
Shares repurchased .................        (680,273)      (7,302,198)        (467,217)      (4,943,491)
                                       ----------------------------------------------------------------
  Net increase (decrease) ..........         (70,356)   $    (752,040)         570,676    $   6,087,346
                                       ================================================================

                                                                S&P 500 Index Fund
                                                                ------------------
                                              Six Months Ended                      Year Ended
                                        February 28, 2003 (Unaudited)            August 31, 2002
                                       ----------------------------------------------------------------
                                            Shares          Value             Shares         Value
                                       ----------------------------------------------------------------
Shares sold ........................         353,097    $   6,262,115        1,468,993    $  31,386,527
Shares issued in reinvestment of
  distributions ....................          36,291          615,854           74,807        1,615,893
                                       ----------------------------------------------------------------
                                             389,388        6,877,969        1,543,800       33,002,420
Shares repurchased .................        (745,762)     (13,337,367)      (2,663,037)     (52,784,015)
                                       ----------------------------------------------------------------
  Net increase (decrease) ..........        (356,374)   $  (6,459,398)      (1,119,237)   $ (19,781,595)
                                       ================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                            S&P MidCap Index Fund
                                                            ---------------------
                                              Six Months Ended                      Year Ended
                                        February 28, 2003 (Unaudited)            August 31, 2002
                                       ----------------------------------------------------------------
                                            Shares          Value             Shares         Value
                                       ----------------------------------------------------------------
Shares sold ........................       1,366,555    $  18,923,796        3,167,037    $  51,735,299
Shares issued in reinvestment of
  distributions ....................          25,199          348,710           54,508          866,933
                                       ----------------------------------------------------------------
                                           1,391,754       19,272,506        3,221,545       52,602,232
Shares repurchased .................      (1,768,346)     (24,470,911)      (1,753,930)     (27,460,068)
                                       ----------------------------------------------------------------
  Net increase (decrease) ..........        (376,592)   $  (5,198,405)       1,467,615    $  25,142,164
                                       ================================================================

                                                            S&P SmallCap Index Fund
                                                            -----------------------
                                              Six Months Ended                      Year Ended
                                        February 28, 2003 (Unaudited)            August 31, 2002
                                       ----------------------------------------------------------------
                                            Shares          Value             Shares         Value
                                       ----------------------------------------------------------------
Shares sold ........................         126,962    $   1,427,683          944,463    $  12,274,893
Shares issued in reinvestment of
  distributions ....................           5,976           69,500            3,793           46,776
                                       ----------------------------------------------------------------
                                             132,938        1,497,183          948,256       12,321,669
Shares repurchased .................        (201,054)      (2,240,981)        (688,317)      (8,886,204)
                                       ----------------------------------------------------------------
  Net increase (decrease) ..........         (68,116)   $    (743,798)         259,939    $   3,435,465
                                       ================================================================

                                                               Equity Income Fund
                                                               ------------------
                                              Six Months Ended                      Year Ended
                                        February 28, 2003 (Unaudited)            August 31, 2002
                                       ----------------------------------------------------------------
                                            Shares          Value             Shares         Value
                                       ----------------------------------------------------------------
Shares sold ........................          55,225    $     592,554           90,756    $   1,100,288
Shares issued in reinvestment of
  distributions ....................           5,797           61,722            9,796          118,895
                                       ----------------------------------------------------------------
                                              61,022          654,276          100,552        1,219,183
Shares repurchased .................         (40,751)        (434,717)         (94,935)      (1,138,639)
                                       ----------------------------------------------------------------
  Net increase .....................          20,271    $     219,559            5,617    $      80,544
                                       ================================================================

                                                         European Growth & Income Fund
                                                         -----------------------------
                                              Six Months Ended                      Year Ended
                                        February 28, 2003 (Unaudited)            August 31, 2002
                                       ----------------------------------------------------------------
                                            Shares          Value             Shares         Value
                                       ----------------------------------------------------------------
Shares sold ........................       1,460,806    $   7,907,433          298,420    $   1,917,663
Shares issued in reinvestment of
  distributions ....................           1,953           10,083            4,935           32,531
                                       ----------------------------------------------------------------
                                           1,462,759        7,917,516          303,355        1,950,194
Shares repurchased .................      (1,284,767)      (6,923,439)        (192,087)      (1,208,673)
                                       ----------------------------------------------------------------
  Net increase .....................         177,992    $     994,077          111,268    $     741,521
                                       ================================================================

                                                             Nasdaq-100 Index Fund
                                                             ---------------------
                                              Six Months Ended                      Year Ended
                                        February 28, 2003 (Unaudited)            August 31, 2002
                                       ----------------------------------------------------------------
                                            Shares          Value             Shares         Value
                                       ----------------------------------------------------------------
Shares sold ........................       1,249,585    $   3,218,772        1,815,707    $   5,918,688
Shares issued in reinvestment of
  distributions ....................              --               --            6,265           18,606
                                       ----------------------------------------------------------------
                                           1,249,585        3,218,772        1,821,972        5,937,294
Shares repurchased .................      (1,307,363)      (3,277,591)      (1,043,197)      (3,405,016)
                                       ----------------------------------------------------------------
  Net increase (decrease) ..........         (57,778)   $     (58,819)         778,775    $   2,532,278
                                       ================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

--------------------------------------------------------------------------------

                                                                     California Tax-Free Money Market Fund

                                             Six Months
                                               Ended
                                            February 28,    Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                                2003        August 31,     August 31,     August 31,     August 31,     August 31,
                                            (Unaudited)        2002           2001           2000           1999           1998
                                             -------------------------------------------------------------------------------------
Net asset value, beginning of period         $    1.000     $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                           0.004          0.011          0.026          0.029          0.026          0.030
LESS DISTRIBUTIONS
  Dividends from net investment income          (0.004)        (0.011)        (0.026)        (0.029)        (0.026)        (0.030)
                                             -------------------------------------------------------------------------------------
Net asset value, end of period               $    1.000     $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                             =====================================================================================

Total Return                                      0.42%          1.15%          2.66%          2.92%          2.61%          3.09%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of year ( in 000's)        $   87,912     $   93,371     $   99,520     $  102,848     $  105,606     $   88,236
  Ratio of expenses to average net assets:
    Before expense reimbursements                 0.66%*         0.65%          0.63%          0.66%          0.61%          0.61%
    After expense reimbursements                  0.40%*         0.40%          0.40%          0.40%          0.40%          0.40%
  Ratio of net investment income
    to average net assets
    Before expense reimbursements                 0.60%*         0.90%          2.36%          2.63%          2.33%          2.77%
    After expense reimbursements                  0.86%*         1.15%          2.59%          2.89%          2.54%          2.98%

                                                                        California Tax-Free Income Fund

                                             Six Months
                                               Ended
                                            February 28,    Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                                2003        August 31,     August 31,     August 31,     August 31,     August 31,
                                            (Unaudited)        2002           2001           2000           1999           1998
                                             -------------------------------------------------------------------------------------
Net asset value, beginning of period         $    13.24     $    13.17     $    12.75     $    12.40     $    13.18     $    12.86
                                             -------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                            0.26           0.52           0.55           0.55           0.56           0.58
  Net gain (loss) on securities (both
    realized and unrealized)                     (0.02)           0.18           0.44           0.41         (0.68)           0.51
                                             -------------------------------------------------------------------------------------
    Total from Investment Operations               0.24           0.70           0.99           0.96         (0.12)           1.09
                                             -------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Dividends from net investment income           (0.25)         (0.52)         (0.56)         (0.55)         (0.57)         (0.58)
  Distributions from capital gains               (0.16)         (0.11)         (0.01)         (0.06)         (0.09)         (0.19)
                                             -------------------------------------------------------------------------------------
    Total distributions                          (0.41)         (0.63)         (0.57)         (0.61)         (0.66)         (0.77)
                                             -------------------------------------------------------------------------------------
Net asset value, end of period               $    13.07     $    13.24     $    13.17     $    12.75     $    12.40     $    13.18
                                             =====================================================================================

Total Return                                      1.92%          5.55%          7.98%          8.07%        (1.07)%          8.75%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of year ( in 000's)        $  192,039     $  206,909     $  201,286     $  196,786     $  200,946     $  225,507
  Ratio of expenses to average net assets:
    Before expense reimbursements                 0.61%*         0.61%          0.63%          0.64%          0.61%          0.61%
    After expense reimbursements                  0.61%*         0.61%          0.63%          0.64%          0.61%          0.61%
  Ratio of net investment income
    to average net assets
    Before expense reimbursements                 3.85%*         4.11%          4.30%          4.54%          4.33%          4.47%
    After expense reimbursements                  3.85%*         4.11%          4.30%          4.54%          4.33%          4.47%
  Portfolio Turnover                              0.55%         22.94%         28.96%         18.05%         16.36%         20.95%

*    Annualized.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                      California Insured Intermediate Fund

                                             Six Months
                                               Ended
                                            February 28,    Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                                2003        August 31,     August 31,     August 31,     August 31,     August 31,
                                            (Unaudited)        2002           2001           2000           1999           1998
                                             -------------------------------------------------------------------------------------
Net asset value, beginning of period         $    11.22     $    11.09     $    10.72     $    10.54     $    10.92     $    10.72
                                             -------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                            0.17           0.39           0.43           0.44           0.43           0.44
  Net gain (loss) on securities (both
    realized and unrealized)                         --           0.27           0.37           0.20         (0.26)           0.25
                                             -------------------------------------------------------------------------------------
    Total from Investment Operations               0.17           0.66           0.80           0.64           0.17           0.69
                                             -------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Dividends from net investment income           (0.17)         (0.39)         (0.43)         (0.44)         (0.43)         (0.44)
  Distributions from capital gains               (0.21)         (0.14)             --         (0.02)         (0.12)         (0.05)
                                             -------------------------------------------------------------------------------------
    Total distributions                          (0.38)         (0.53)         (0.43)         (0.46)         (0.55)         (0.49)
                                             -------------------------------------------------------------------------------------
Net asset value, end of period               $    11.01     $    11.22     $    11.09     $    10.72     $    10.54     $    10.92
                                             =====================================================================================

Total Return                                      1.53%          6.17%          7.66%          6.25%          1.51%          6.64%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of year ( in 000's)        $   28,984     $   27,105     $   22,949     $   22,878     $   24,175     $   23,572
  Ratio of expenses to average net assets:
    Before expense reimbursements                 0.71%*         0.72%          0.71%          0.72%          0.66%          0.70%
    After expense reimbursements                  0.55%*         0.55%          0.55%          0.55%          0.55%          0.55%
  Ratio of net investment income
    to average net assets
    Before expense reimbursements                 2.90%*         3.43%          3.82%          3.93%          3.85%          3.94%
    After expense reimbursements                  3.06%*         3.60%          3.98%          4.10%          3.96%          4.09%
  Portfolio Turnover                             17.36%         29.28%         24.35%         24.24%          8.38%         26.76%

                                                       Short-Term U.S. Government Bond Fund

                                             Six Months
                                               Ended
                                            February 28,    Year Ended     Year Ended  January 18, 2000**
                                                2003        August 31,     August 31,   to September 30,
                                            (Unaudited)        2002           2001           2000
                                             ------------------------------------------------------------
Net asset value, beginning of period         $    10.17     $    10.24     $    10.05     $    10.00
                                             ------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                            0.12           0.30           0.53           0.36
  Net gain on securities (both
    realized and unrealized)                     (0.02)           0.09           0.21           0.05
                                             ------------------------------------------------------------
    Total from Investment Operations               0.10           0.39           0.74           0.41
                                             ------------------------------------------------------------
LESS DISTRIBUTIONS
  Dividends from net investment income           (0.12)         (0.30)         (0.55)         (0.36)
  Distributions from capital gains                   --         (0.16)             --             --
                                             ------------------------------------------------------------
    Total distributions                          (0.12)         (0.46)         (0.55)         (0.36)
                                             ------------------------------------------------------------
Net asset value, end of period               $    10.15     $    10.17     $    10.24     $    10.05
                                             ============================================================

Total Return                                      0.95%          3.90%          7.58%          4.15%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period ( in 000's)      $   10,804     $   10,942     $   11,623     $    5,432
  Ratio of expenses to average net assets:
    Before expense reimbursements                 0.84%*         0.82%          0.86%          1.26%*
    After expense reimbursements                  0.45%*         0.43%          0.30%          0.09%*
  Ratio of net investment income
    to average net assets
    Before expense reimbursements                 1.88%*         2.57%          4.63%          5.02%*
    After expense reimbursements                  2.27%*         2.96%          5.19%          6.19%*
  Portfolio Turnover                             33.24%        119.61%         64.56%             --

*    Annualized.
**   Commencement of operations.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                        U.S. Government Securities Fund

                                             Six Months
                                               Ended
                                            February 28,    Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                                2003        August 31,     August 31,     August 31,     August 31,     August 31,
                                            (Unaudited)        2002           2001           2000           1999           1998
                                             -------------------------------------------------------------------------------------
Net asset value, beginning of period         $    10.73     $    10.77     $    10.33     $    10.24     $    11.30     $    10.38
                                             -------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                            0.25           0.50           0.58           0.58           0.56           0.59
  Net gain (loss) on securities (both
    realized and unrealized)                       0.14           0.19           0.42           0.14         (0.80)           1.01
                                             -------------------------------------------------------------------------------------
    Total from Investment Operations               0.39           0.69           1.00           0.72         (0.24)           1.60
                                             -------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Dividends from net investment income           (0.25)         (0.59)         (0.56)         (0.58)         (0.56)         (0.61)
  Distributions from capital gains                   --         (0.14)             --         (0.05)         (0.26)         (0.07)
                                             -------------------------------------------------------------------------------------
    Total distributions                          (0.25)         (0.73)         (0.56)         (0.63)         (0.82)         (0.68)
                                             -------------------------------------------------------------------------------------
Net asset value, end of period               $    10.87     $    10.73     $    10.77     $    10.33     $    10.24     $    11.30
                                             =====================================================================================

Total Return                                      3.66%          6.65%          9.94%          7.35%        (2.42)%         15.88%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of year ( in 000's)        $   32,952     $   33,275     $   27,265     $   24,476     $   30,950     $   36,063
  Ratio of expenses to average net assets:
    Before expense reimbursements                 0.70%*         0.71%          0.71%          0.72%          0.66%          0.68%
    After expense reimbursements                  0.65%*         0.65%          0.65%          0.65%          0.65%          0.65%
  Ratio of net investment income
    to average net assets
    Before expense reimbursements                 4.54%*         4.59%          5.32%          5.82%          5.11%          5.46%
    After expense reimbursements                  4.59%*         4.65%          5.38%          5.89%          5.12%          5.49%
  Portfolio Turnover                             12.45%        150.35%        209.58%        184.60%        139.00%         65.27%

                                                                        The United States Treasury Trust

                                             Six Months
                                               Ended
                                            February 28,    Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                                2003        August 31,     August 31,     August 31,     August 31,     August 31,
                                            (Unaudited)        2002           2001           2000           1999           1998
                                             -------------------------------------------------------------------------------------
Net asset value, beginning of period         $    1.000     $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                             -------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                           0.005          0.017          0.047          0.050          0.042          0.051
LESS DISTRIBUTIONS
  Dividends from net investment income          (0.005)        (0.017)        (0.047)        (0.050)        (0.042)        (0.051)
                                             -------------------------------------------------------------------------------------
Net asset value, end of period               $    1.000     $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                             =====================================================================================

Total Return                                      0.51%          1.70%          4.87%          5.12%          4.22%          5.21%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of year ( in 000's)        $   50,503     $   51,013     $   59,760     $   56,464     $   50,517     $   44,341
  Ratio of expenses to average net assets:
    Before expense reimbursements                 0.72%*         0.67%          0.65%          0.66%          0.63%          0.64%
    After expense reimbursements                  0.43%*         0.42%          0.40%          0.40%          0.41%          0.40%
  Ratio of net investment income
    to average net assets
    Before expense reimbursements                 0.71%*         1.45%          4.48%          4.76%          3.92%          4.54%
    After expense reimbursements                  1.00%*         1.70%          4.73%          5.02%          4.14%          4.78%

*    Annualized.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                               S&P 500 Index Fund

                                             Six Months
                                               Ended
                                            February 28,    Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                                2003        August 31,     August 31,     August 31,     August 31,     August 31,
                                            (Unaudited)        2002           2001           2000           1999           1998
                                             -------------------------------------------------------------------------------------
Net asset value, beginning of period         $    18.48     $    22.79     $    30.84     $    28.12     $    20.90     $    19.98
                                             -------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                            0.15           0.29           0.34           0.38           0.39           0.36
  Net gain (loss) on securities (both
    realized and unrealized)                     (1.51)         (4.31)         (7.64)           4.06           7.79           1.28
                                             -------------------------------------------------------------------------------------
    Total from Investment Operations             (1.36)         (4.02)         (7.30)           4.44           8.18           1.64
                                             -------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Dividends from net investment income           (0.16)         (0.29)         (0.34)         (0.40)         (0.39)         (0.34)
  Distributions from capital gains                   --             --         (0.41)         (1.32)         (0.57)         (0.38)
                                             -------------------------------------------------------------------------------------
    Total distributions                          (0.16)         (0.29)         (0.75)         (1.72)         (0.96)         (0.72)
                                             -------------------------------------------------------------------------------------
Net asset value, end of period               $    16.96     $    18.48     $    22.79     $    30.84     $    28.12     $    20.90
                                             =====================================================================================

Total Return                                    (7.37)%       (17.83)%       (23.93)%         16.38%         39.76%          8.14%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of year ( in 000's)        $   80,183     $   93,961     $  141,390     $  165,891     $  142,276     $   87,621
  Ratio of expenses to average net assets:
    Before expense reimbursements                 0.47%*         0.41%          0.39%          0.40%          0.37%          0.40%
    After expense reimbursements                  0.20%*         0.20%          0.20%          0.20%          0.20%          0.20%
  Ratio of net investment income
    to average net assets
    Before expense reimbursements                 1.43%*         1.30%          1.16%          1.11%          1.33%          1.48%
    After expense reimbursements                  1.70%*         1.51%          1.35%          1.31%          1.50%          1.68%
  Portfolio Turnover                              1.99%         31.12%          6.26%          9.00%          9.76%          1.82%

                                                                             S&P MidCap Index Fund

                                             Six Months
                                               Ended
                                            February 28,    Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                                2003        August 31,     August 31,     August 31,     August 31,     August 31,
                                            (Unaudited)        2002           2001           2000           1999           1998
                                             -------------------------------------------------------------------------------------
Net asset value, beginning of period         $    14.60     $    16.18     $    20.75     $    18.70     $    15.41     $    18.57
                                             -------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                            0.06           0.05           0.17           0.22           0.20           0.23
  Net gain (loss) on securities (both
    realized and unrealized)                     (1.20)         (1.54)         (1.66)           6.05           5.80         (1.76)
                                             -------------------------------------------------------------------------------------
    Total from Investment Operations             (1.14)         (1.49)         (1.49)           6.27           6.00         (1.53)
                                             -------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Dividends from net investment income           (0.06)         (0.03)         (0.18)         (0.21)         (0.20)         (0.23)
  Distributions from capital gains                   --         (0.06)         (2.90)         (4.01)         (2.51)         (1.40)
                                             -------------------------------------------------------------------------------------
    Total distributions                          (0.06)         (0.09)         (3.08)         (4.22)         (2.71)         (1.63)
                                             -------------------------------------------------------------------------------------
Net asset value, end of period               $    13.40     $    14.60     $    16.18     $    20.75     $    18.70     $    15.41
                                             =====================================================================================

Total Return                                    (7.81)%        (8.77)%        (6.56)%         40.44%         41.13%        (9.37)%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of year ( in 000's)        $   83,639     $   96,590     $   83,293     $   74,749     $   57,164     $   39,855
  Ratio of expenses to average net assets:
    Before expense reimbursements                 0.59%*         0.58%          0.56%          0.57%          0.57%          0.56%
    After expense reimbursements                  0.40%*         0.40%          0.40%          0.40%          0.40%          0.40%
  Ratio of net investment income
    to average net assets
    Before expense reimbursements                 0.69%*         0.78%          0.84%          1.03%          0.90%          1.04%
    After expense reimbursements                  0.88%*         0.96%          1.00%          1.20%          1.07%          1.20%
  Portfolio Turnover                              0.18%         21.73%         39.41%         46.23%         42.98%         19.35%

*    Annualized.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                            S&P SmallCap Index Fund

                                             Six Months
                                               Ended
                                            February 28,    Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                                2003        August 31,     August 31,     August 31,     August 31,     August 31,
                                            (Unaudited)        2002           2001           2000           1999           1998
                                             -------------------------------------------------------------------------------------
Net asset value, beginning of period         $    11.60     $    12.89     $    14.09     $    11.46     $     9.46     $    12.25
                                             -------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                            0.02           0.03           0.11           0.12           0.08           0.13
  Net gain (loss) on securities (both
    realized and unrealized)                     (0.90)         (1.28)         (0.55)           3.14           2.13         (2.39)
                                             -------------------------------------------------------------------------------------
  Total from Investment Operations               (0.88)         (1.25)         (0.44)           3.26           2.21         (2.26)
                                             -------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS
  Dividends from net investment income           (0.02)         (0.04)         (0.12)         (0.10)         (0.08)         (0.14)
  Distributions from capital gains               (0.04)             --         (0.64)         (0.53)         (0.13)         (0.39)
                                             -------------------------------------------------------------------------------------
    Total distributions                          (0.06)         (0.04)         (0.76)         (0.63)         (0.21)         (0.53)
                                             -------------------------------------------------------------------------------------
Net asset value, end of period               $    10.66     $    11.60     $    12.89     $    14.09     $    11.46     $     9.46
                                             =====================================================================================

Total Return                                    (7.66)%        (9.69)%        (2.59)%         29.63%         23.53%       (19.38)%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period ( in 000's)      $   13,802     $   15,813     $   14,226     $   12,863     $   10,881     $    7,916
  Ratio of expenses to average net assets:
    Before expense reimbursements                 0.93%*         0.88%          0.92%          1.00%          1.05%          1.10%
    After expense reimbursements                  0.65%*         0.65%          0.65%          0.65%          0.65%          0.65%
  Ratio of net investment income
    to average net assets
    Before expense reimbursements                 0.04%*         0.00%          0.54%          0.58%          0.31%          0.57%
    After expense reimbursements                  0.32%*         0.23%          0.81%          0.93%          0.71%          1.02%
  Portfolio Turnover                              5.47%         17.64%         41.91%         37.21%         25.40%         24.58%

                                                                              Equity Income Fund

                                             Six Months
                                               Ended
                                            February 28,    Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                                2003        August 31,     August 31,     August 31,     August 31,     August 31,
                                            (Unaudited)        2002           2001           2000           1999           1998
                                             -------------------------------------------------------------------------------------
Net asset value, beginning of period         $    11.38     $    12.21     $    14.81     $    14.38     $    11.98     $    12.64
                                             -------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                            0.08           0.17           0.28           0.36           0.32           0.37
  Net gain (loss) on securities (both
    realized and unrealized)                     (1.09)         (0.83)         (2.46)           0.76           2.41         (0.25)
                                             -------------------------------------------------------------------------------------
    Total from Investment Operations             (1.01)         (0.66)         (2.18)           1.12           2.73           0.12
                                             -------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS
  Dividends from net investment income           (0.09)         (0.17)         (0.39)         (0.27)         (0.33)         (0.37)
  Distributions from capital gains                   --             --         (0.03)         (0.42)             --         (0.41)
                                             -------------------------------------------------------------------------------------
    Total distributions                          (0.09)         (0.17)         (0.42)         (0.69)         (0.33)         (0.78)
                                             -------------------------------------------------------------------------------------
Net asset value, end of period               $    10.28     $    11.38     $    12.21     $    14.81     $    14.38     $    11.98
                                             =====================================================================================

Total Return                                    (8.92)%        (5.46)%       (14.94)%          8.23%         22.89%          0.46%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period ( in 000's)      $    7,670     $    8,261     $    8,794     $   11,813     $   13,716     $   12,080
  Ratio of expenses to average net assets:
    Before expense reimbursements                 0.94%*         0.91%          0.94%          0.98%          0.86%          0.91%
    After expense reimbursements                  0.80%*         0.80%          0.80%          0.80%          0.80%          0.78%
  Ratio of net investment income
    to average net assets
    Before expense reimbursements                 1.27%*         1.33%          1.96%          2.49%          2.09%          2.56%
    After expense reimbursements                  1.41%*         1.44%          2.10%          2.67%          2.15%          2.69%
  Portfolio Turnover                              1.28%         69.43%         73.50%         38.34%         54.03%         41.23%

*    Annualized.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                          European Growth & Income Fund

                                             Six Months
                                               Ended                                      January 18,
                                            February 28,    Year Ended     Year Ended     2000** to
                                                2003        August 31,     August 31,     August 31,
                                            (Unaudited)        2002           2001           2000
                                             -------------------------------------------------------
Net asset value, beginning of period         $     5.80     $     7.13     $     9.59     $    10.00
                                             -------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                            0.02           0.10           0.08           0.09
  Net loss on securities (both
    realized and unrealized)                     (0.53)         (1.34)         (2.46)         (0.45)
                                             -------------------------------------------------------
  Total from Investment Operations               (0.51)         (1.24)         (2.38)         (0.36)
                                             -------------------------------------------------------
  LESS DISTRIBUTIONS
  Dividends from net investment income           (0.03)         (0.09)         (0.08)         (0.05)
  Distributions from capital gains                   --             --             --             --
                                             -------------------------------------------------------
    Total distributions                          (0.03)         (0.09)         (0.08)         (0.05)
                                             -------------------------------------------------------
Net asset value, end of period               $     5.26     $     5.80     $     7.13     $     9.59
                                             =======================================================

Total Return                                    (8.85)%       (17.50)%       (24.87)%        (3.59)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, end of period ( in 000's)        $    3,077     $    2,357     $    2,106     $    1,505
  Ratio of expenses to average net assets:
    Before expense reimbursements                 2.10%*         1.99%          2.17%          3.99%*
    After expense reimbursements                  0.95%*         0.95%          0.95%          0.95%*
  Ratio of net investment income (loss)
    to average net assets
    Before expense reimbursements               (0.48)%*         0.30%        (0.18)%        (1.53)%*
    After expense reimbursements                  0.67%*         1.34%          1.04%          1.51%*
  Portfolio Turnover                                 --          9.70%         19.75%        114.30%

                                                              Nasdaq-100 Index Fund

                                             Six Months
                                               Ended                                      January 18,
                                            February 28,    Year Ended     Year Ended     2000** to
                                                2003        August 31,     August 31,     August 31,
                                            (Unaudited)        2002           2001           2000
                                             -------------------------------------------------------
Net asset value, beginning of period         $     2.41     $     3.75     $    10.67     $    10.00
                                             -------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                           --(a)          --(a)           0.05           0.03
  Net gain (loss) on securities (both
    realized and unrealized)                       0.15         (1.33)         (6.84)           0.67
                                             -------------------------------------------------------
    Total from Investment Operations               0.15         (1.33)         (6.79)           0.70
                                             -------------------------------------------------------
  LESS DISTRIBUTIONS
  Dividends from net investment income               --         (0.01)         (0.08)         (0.03)
  Distributions from capital gains                   --             --         (0.05)             --
                                             -------------------------------------------------------
    Total distributions                              --         (0.01)         (0.13)         (0.03)
                                             -------------------------------------------------------
Net asset value, end of period               $     2.56     $     2.41     $     3.75     $    10.67
                                             =======================================================

Total Return                                      6.22%       (35.61)%       (64.26)%          7.02%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period ( in 000's)      $    9,637     $    9,191     $   11,390     $   14,498
  Ratio of expenses to average net assets:
    Before expense reimbursements                 1.11%*         0.99%          0.90%          0.99%*
    After expense reimbursements                  0.65%*         0.64%          0.65%          0.65%*
  Ratio of net investment income (loss)
    to average net assets
    Before expense reimbursements               (0.81)%*       (0.45)%          0.14%          0.54%*
    After expense reimbursements                (0.35)%*       (0.10)%          0.39%          0.88%*
  Portfolio Turnover                              7.82%          4.18%         13.82%          0.62%

*    Annualized.
**   Commencement of operations.
(a)  Represents less than $0.01 per share

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
CALIFORNIA INVESTMENT         NOTES TO FINANCIAL                   2/28/2003
       TRUST                      STATEMENTS
                                  (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     California Tax-Free Money Market Fund, California Tax-Free Income Fund and California Insured Intermediate Fund are separate series of shares of beneficial interest of California Investment Trust. U.S. Government Securities Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund are separate series of shares of beneficial interest of California Investment Trust II. Both Trusts are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. Both Trusts were organized as Massachusetts business trusts on September 11, 1985 and are authorized to issue an unlimited number of no par value shares in one or more series. The investment objectives of the Funds are as follows: California Tax-Free Income Fund and California Insured Intermediate Fund seek as high a level of income exempt from federal and California personal income taxes as is consistent with prudent investment management and safety of capital. California Tax-Free Money Market Fund seeks capital preservation, liquidity and the highest achievable current income exempt from both federal and California personal income taxes consistent with safety. U.S. Government Securities Fund seeks safety from credit risk, liquidity, and as high a level of income as is consistent with these objectives by investment in full faith and credit obligations of the U.S. Government and its agencies or instrumentalities. The United States Treasury Trust seeks preservation of capital, safety, liquidity and consistent with these objectives, the highest attainable current income exempt from state income taxes. S&P 500 Index Fund, S&P MidCap Index Fund and S&P SmallCap Index Fund are diversified mutual funds that seek to provide investment results that correspond to the total return of publicly traded common stocks represented in the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's MidCap 400 Index and the Standard & Poor's SmallCap 600 Index, respectively. The Equity Income Fund seeks a high level of current income by investing primarily in income producing equity securities. European Growth & Income Fund seeks to provide long-term capital appreciation and income. Nasdaq-100 Index Fund attempts to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index. Short-Term U.S. Government Bond Fund will attempt to maximize current income and preserve investors' principal. The following is a summary of significant accounting policies followed by the Funds.

     (a) Security Valuation --- Portfolio securities of the S&P 500, S&P MidCap and S&P SmallCap Index Funds, Equity Income Fund, European Growth & Income Fund, and Nasdaq-100 Index Fund listed on a national exchange are valued at the last reported sales price. U.S. Treasury Bills are valued at amortized cost which approximates market value. Portfolio securities of the California Tax-Free Income Fund and the California Insured Intermediate Fund are valued by an independent pricing service that uses market quotations, representing the latest available bid price, prices provided by market makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Trustees. The U.S. Government Securities Fund and the Short-Term U.S. Government Bond Fund are valued by an independent pricing service that uses market quotations representing the latest available mean between the bid and ask price, prices provided by market makers or estimates of market value obtained from yield data relating to instruments or securities with similar characteristics. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Trustees. California Tax-Free Money Market Fund and The United States Treasury Trust securities are valued at amortized cost which the Board of Trustees has determined in good faith to constitute fair value.

     (b) Futures Contracts --- Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income, European Growth & Income Fund and Nasdaq-100 Index Fund may purchase or sell stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts.

     (c) Federal Income Taxes --- No provision is considered necessary for Federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders. Capital loss carry forwards, as of August 31, 2002, available to offset future capital gains, if any, are as follows:

          Fund                                     Amount       Expiring Through
          ----                                     ------       ----------------
California Tax-Free Money Market Fund                14,841          2004
S&P 500 Index Fund                                7,475,575          2010
S&P MidCap Index Fund                             2,875,344          2010
Equity Income Fund                                  879,339          2010
European Growth & Income Fund                        94,847          2010
Nasdaq-100 Index Fund                             4,167,458          2010

     (d) Security Transactions, Investment Income and Distributions to Shareholders --- Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date for the California Tax-Free Income Fund, the California Insured Intermediate Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures contracts, redemptions-in-kind and post-October capital losses. For the California Tax-Free Money Market Fund and The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The two Funds intend to maintain a continuous net asset value per share of $1.00. If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00.

     (e) Equalization --- The California Tax-Free Income Fund, the California Insured Intermediate Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund follow the accounting practice of "equalization" whereby part of the proceeds from capital share transactions equi-

--------------------------------------------------------------------------------
CALIFORNIA INVESTMENT         NOTES TO FINANCIAL                   2/28/2003
       TRUST                      STATEMENTS
                             CONTINUED (UNAUDITED)
--------------------------------------------------------------------------------

valent to a proportionate share of the distributable investment income on the date of the transaction, is transferred to or from the undistributed net investment income account. Undistributed net investment income is therefore unaffected by capital share transactions.

     (f) Concentration --- The California Tax-Free Income Fund, the California Insured Intermediate Fund and the California Tax-Free Money Market Fund invest in debt instruments of municipal issuers. The issuer's abilities to meet their obligations may be affected by economic developments in the state of California.

     (g) Use of Estimates in Financial Statements --- In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

NOTE 2 --- INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

     CCM Partners ("CCM"), a California Limited Partnership, provides each Fund with management and administrative services pursuant to a Management Agreement.

     In accordance with the terms of the management agreements with California Tax-Free Money Market Fund, California Tax-Free Income Fund, California Insured Intermediate Fund, U.S. Government Securities Fund, and The U.S. Treasury Trust, CCM receives compensation at the annual rate of 0.50% of the Funds' average daily net assets not exceeding $100 million, 0.45% on net assets from $100 million to $500 million, and 0.40% on net assets above $500 million. In accordance with the terms of the management agreements with the S&P 500 Index Fund and S&P MidCap Index Fund, CCM receives compensation at the annual rate of 0.25% and 0.40%, respectively, of the Funds' average daily net assets. In accordance with the terms of the management agreements with the S&P SmallCap Index Fund, Equity Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund, CCM receives compensation at the annual rate of 0.50% of the first $500 million of net assets, plus 0.45% on net assets from $500 million to $1 billion, and 0.40% of net assets above $1 billion. In accordance with the terms of the management agreement with the European Growth & Income Fund, CCM receives compensation at the annual rate of 0.85% of the Fund's average daily net assets. CCM has agreed to reduce its fee by, or reimburse the Funds for, any amount necessary to prevent the Funds' total expenses, excluding extraordinary items, from exceeding 1.00% of the Funds' average daily net assets. The manager has voluntarily reimbursed more expenses than contractually obliged. This voluntary reimbursement may cease at any time without prior notice. Reimbursement from the manager for the six months ended February 28, 2003, is as follows:

     California Tax-Free Money Market Fund .......   $ 120,463
     California Insured Intermediate Fund ........   $  21,234
     Short-Term U.S. Government Bond Fund ........   $  21,042
     U.S. Government Securities Fund .............   $   7,989
     The United States Treasury Trust ............   $  65,248
     S&P 500 Index Fund ..........................   $ 112,990
     S&P MidCap Index Fund .......................   $  82,864
     S&P SmallCap Index Fund .....................   $  19,992
     Equity Income Fund ..........................   $   5,450
     European Growth & Income Fund ...............   $  13,393
     Nasdaq-100 Index Fund .......................   $  21,457

     Certain officers and trustees of the Trust are also partners of CCM.

NOTE 3 --- PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term investments during the six months ended February 28, 2003 were as follows:

                                                      PURCHASES       SALES
                                                     -----------   -----------
     California Tax-Free Income Fund .............   $ 1,000,000   $29,917,500
     California Insured Intermediate Fund ........   $ 4,356,337   $ 6,531,155
     Short-Term U.S. Government Bond Fund ........   $ 3,085,383   $ 3,262,246
     U.S. Government Securities Fund .............   $ 3,766,688   $ 4,442,656
     S&P 500 Index Fund ..........................   $ 1,685,639   $ 8,665,581
     S&P Midcap Index Fund .......................   $   153,097   $ 3,481,610
     Equity Income Fund ..........................   $    66,890   $   110,866
     S&P SmallCap Index Fund .....................   $   992,309   $   767,570
     European Growth & Income Fund ...............   $     1,324   $        35
     Nasdaq-100 Index Fund .......................   $   666,346   $   647,212

--------------------------------------------------------------------------------

              BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)

--------------------------------------------------------------------------------

Overall responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the Funds:

                                                        DATE OF
TRUSTEE                  ADDRESS                         BIRTH      POSITION HELD WITH THE TRUST              LENGTH OF TIME SERVED
------------------------------------------------------------------------------------------------------------------------------------
Stephen C. Rogers        44 Montgomery St. #2100        06/27/66    President, Secretary  & Trustee           Since August 1998
                         San Francisco, CA  94104                   Chief Executive Officer, CCM Partners
------------------------------------------------------------------------------------------------------------------------------------
Phillip W. McClanahan    44 Montgomery St. #2100        12/26/35    Vice President, Treasurer and Trustee     Since September 1985
                         San Francisco, CA 94104
------------------------------------------------------------------------------------------------------------------------------------
Harry Holmes             P.O. Box 714                   12/05/25    Trustee                                   Since September 1985
                         Pebble Beach, CA  93953
------------------------------------------------------------------------------------------------------------------------------------
John B. Sias             580 California Street          01/22/27    Trustee                                   Since March 1991
                         San Francisco, CA  94103
------------------------------------------------------------------------------------------------------------------------------------
James Miller             One Front Street, Suite 300    05/28/66    Trustee                                   Since August 2001
                         San Francisco, CA 94111
------------------------------------------------------------------------------------------------------------------------------------

Each Trustee oversees twelve portfolios of the Trusts, including the Funds. The principal occupations of the Trustees and Executive Officers of the Fund during the past five years and public directorships held by the Trustees are set forth below:

*Stephen C. Rogers            Chief  Executive  Officer,  CCM Partners,  1999 to
                              present;  Chief  Operating  Officer,  CCM Partners
                              1997  to   1999;   Administrative   Officer,   CCM
                              Partners1993-1997;  Marketing Representative,  CCM
                              Partners, 1992 to 1993.

*Phillip W. McClanahan        Director    of    Investments,    CCM    Partners,
                              1985-present;   Vice   President   and   Portfolio
                              Manager,    Transamerica    Investment   Services,
                              1984-1985;  VicePresident  and Portfolio  Manager,
                              Fireman's Fund Insurance Company and Amfire, Inc.,
                              1966-1984.

Harry Holmes                  Principal, Harry Holmes & Associates (consulting);
                              President  and  Chief  Executive  Officer,   Aspen
                              Skiing  Company,  1982-1984;  President  and Chief
                              Executive Officer, Pebble Beach Company (property management), 1973-1984.

John B. Sias                  President and CEO, Chronicle  Publishing  Company,
                              1993 to 2001;  Executive Vice  President,  Capital
                              Cities/ABC  Inc. and  President,  ABC Network T.V.
                              Group.

James Miller                  Vice President, Jones Lange LaSalle Americas, Inc.
                              1999 to present;  Associate,  Orrick  Herrington &
                              Sutcliffe LLP, 1996-1999; Associate, Gordon & Rees
                              LLP, 1993-1992

* Trustees deemed to be an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

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        CALIFORNIA                                               -------------
     INVESTMENT TRUST                                              BULK RATE
     ----------------                                            U.S. Postage
        FUND GROUP                                                   PAID
44 Montgomery Street #2100                                        Permit #688
 San Francisco, CA 94104                                         Redwood City,
                                                                      CA
                                                                 -------------